                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:         811-10533

Exact name of registrant as specified
in charter:                                 Reserve Municipal Money Market Trust

Address of principal executive offices:     1250 Broadway
                                            New York, NY 10001-3701

Name and address of agent for service:      Amy W. Bizar
                                            1250 Broadway
                                            New York, NY 10001-3701

Registrant's telephone number, including
area code:                                  212-401-5500

Date of fiscal year end:                    May 31

Date of reporting period:                   May 31, 2005

ITEM 1.   REPORTS TO SHAREHOLDERS

AMERICAN EXPRESS MONEY-
MARKET FUND ACCOUNTS

OFFERED BY
THE RESERVE FUNDS

PRIMARY FUND
U.S. GOVERNMENT FUND
U.S. TREASURY FUND
INTERSTATE TAX-EXEMPT FUND
CALIFORNIA TAX-EXEMPT FUND
CONNECTICUT TAX-EXEMPT FUND
FLORIDA TAX-EXEMPT FUND
MASSACHUSETTS TAX-EXEMPT FUND
MICHIGAN TAX-EXEMPT FUND
NEW JERSEY TAX-EXEMPT FUND
NEW YORK TAX-EXEMPT FUND
OHIO TAX-EXEMPT FUND
PENNSYLVANIA TAX-EXEMPT FUND
VIRGINIA TAX-EXEMPT FUND

ANNUAL REPORT
MAY 31, 2005

[AMERICAN EXPRESS(R) LOGO]

FINANCIAL ADVISORS

                        THE RESERVE FUND -- PRIMARY FUND

                     STATEMENT OF NET ASSETS -- MAY 31, 2005

    PRINCIPAL                                                                                          VALUE
     AMOUNT                                                                                           (NOTE 1)
    ---------                                                                                         --------
                   NEGOTIABLE BANK CERTFICATES OF DEPOSIT -- 57.6%
                   DOMESTIC -- 10.9%
$    150,000,000   American Express Centurion Bank, 3.02%, 6/27/05                                $    150,000,000
     375,000,000   Bank of America NT & SA, 3.05%, 12/9/05                                             375,000,000
     150,000,000   First Tennessee Bank, NA, 3.03%, 6/27/05                                            150,000,000
     200,000,000   Republic N.B., New York, 3.06%, 5/16/06                                             200,000,000
     200,000,000   Washington Mutual Bank FA, 3.00%, 6/23/05                                           200,000,000
     200,000,000   Washington Mutual Bank FA, 3.0787%, 5/31/06                                         200,000,000
      50,000,000   Wilmington Trust Co., 3.00%, 6/20/05                                                 50,000,000
                                                                                                  ----------------
                                                                                                     1,325,000,000
                                                                                                  ----------------
                   YANKEES -- 46.7%
     100,000,000   Abbey National PLC, 3.02%, 6/13/05                                                  100,000,000
     400,000,000   Abbey National PLC, 2.88%, 9/12/05                                                  399,960,429
     400,000,000   BNP Paribas 3.055%, 6/27/05                                                         400,000,000
     100,000,000   Barclays Bank PLC, 3.03%, 6/3/05*                                                   100,000,000
      50,000,000   Calyon, 2.92%, 9/12/05*                                                              49,994,313
     200,000,000   Canadian Imperial Bank of Commerce,
                   3.15%, 6/16/06*                                                                     200,000,000
     400,000,000   Credit Suisse First Boston, 3.25%, 8/29/05                                          400,000,000
     100,000,000   Credit Suisse First Boston, 3.04%, 11/18/05                                         100,000,000
     300,000,000   Deutsche Bank AG, 3.04%, 6/27/05                                                    300,000,000
     200,000,000   Deutsche Bank AG, 3.06%, 5/9/06                                                     200,000,000
     250,000,000   Dexia Bank, 3.02%, 6/10/05                                                          250,000,000
     250,000,000   Dexia Bank, 3.005%, 6/24/05                                                         250,000,000
     400,000,000   Fortis Bank, 3.03%, 6/6/05                                                          400,000,000
     500,000,000   Natexis Banques Populaires, 3.00%, 6/23/05*                                         500,000,000
     300,000,000   Nordea Bank, 3.00%, 6/24/05*                                                        300,000,000
     250,000,000   Royal Bank of Canada PLC, 3.02%, 6/27/05                                            250,000,000
     300,000,000   Royal Bank of Scotland PLC, 3.00%, 6/23/05*                                         300,000,000
     200,000,000   Royal Bank of Scotland PLC, 3.2137%, 8/26/05*                                       199,985,783
     200,000,000   Standard Chartered, 3.02%, 6/30/05*                                                 200,001,479
     100,000,000   Standard Chartered, 3.05%, 5/9/06*                                                   99,981,275
     100,000,000   Svenska Handelsbanken, 3.02%, 6/13/05                                               100,000,000
     400,000,000   Svenska Handelsbanken, 3.145%, 7/28/05*                                             400,000,000
     200,000,000   Toronto Dominion Bank, 3.00%, 6/24/05                                               200,000,000
                                                                                                  ----------------
                                                                                                     5,699,923,279
                                                                                                  ----------------
                   Total Negotiable Bank Certificates of Deposit
                   (Cost $7,024,923,279)                                                             7,024,923,279
                                                                                                  ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                          VALUE
     AMOUNT                                                                                           (NOTE 1)
    ---------                                                                                         --------
                   EURO TIME DEPOSITS -- 5.6%
$    300,000,000   National City Bank, 3.08%, 6/1/05                                              $    300,000,000
     383,000,000   Wachovia Bank NA Winston, 3.08%, 6/1/05                                             383,000,000
                                                                                                  ----------------
                   Total Euro Time Deposits (Cost $683,000,000)                                        683,000,000
                                                                                                  ----------------
                   GOVERNMENT AGENCY NOTES -- 5.5%
     200,000,000   Federal Home Loan Mortgage Corp.,
                   2.30%, 9/26/05                                                                      200,000,000
     100,000,000   Federal Home Loan Mortgage Corp.,
                   3.0825%, 10/7/05                                                                    100,009,473
     150,000,000   Federal National Mortgage Association,
                   2.97%, 9/8/05*                                                                      149,979,572
     223,300,000   Federal National Mortgage Association,
                   2.99%, 10/3/05*                                                                     223,259,479
                                                                                                  ----------------
                   Total Government Agency Notes
                   (Cost $673,248,524)                                                                 673,248,524
                                                                                                  ----------------
                   REPURCHASE AGREEMENTS -- 30.9%
   2,572,000,000   Bear Stearns & Co., Inc., 3.08%, dated 5/31/05, due
                   6/1/05, repurchase proceeds at maturity
                   $2,572,220,049 (collateralized by FGRA 0%,
                   due 4/15/17 to 3/15/35 valued at $459,686,358,
                   FGRM 0% to 6.50% due 6/15/17 to 5/15/35 valued at
                   $491,652,051, FGSR 0% due 1/1/23 valued at $428,674,
                   FHLMC 0% to 6.50% due 7/25/43 to 3/25/44 valued at
                   $53,446,280, FHL2 3.375% due 2/15/08 valued at
                   $99,516,129, FNMA 0% to 7.50% due 8/15/08 to 1/25/48
                   valued at $173,695,010, FNRM 0% due 10/25/10 to 4/25/35
                   valued at $226,919,522, FNST 0% due 9/1/10 valued at
                   $410, FNRA 0% due 4/25/11 valued at $245,354,
                   FNRA 0% due 4/25/22 valued at $4,857, FNRA 0%
                   due 6/25/23 valued at $2,170,934, FNRA 0%
                   due 12/25/06 to 5/25/35 valued at $220,453,381,
                   FTRA 0% due 8/15/07 valued at $424,581, FTRM 0%
                   due 4/15/10 valued at $247,420, GNRM 3.29% to 7.50%
                   due 5/16/15 to 9/16/38 valued at $299,433,662,
                   GNRP 4.75% to 6.0% due 2/17/33 to 4/17/34 valued at
                   $66,636,481, GNRR 0% to 5.50% due 11/20/13 to 5/20/35
                   valued at $396,204,487, NOTE 6.50% due 8/15/05
                   valued at $27,604,608, NOTE 3.875% due 5/15/10
                   valued at $15,066,222, SFNI 0% due 1/1/18 to 12/1/18
                   valued at $10,905, TINT 0% due 2/15/15 to 5/15/20
                   valued at $115,806,294)                                                           2,572,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                          VALUE
     AMOUNT                                                                                           (NOTE 1)
    ---------                                                                                         --------
                   REPURCHASE AGREEMENTS -- (CONTINUED)
$  1,200,000,000   Deutsche Bank Securities Inc., 3.08%, dated 5/31/05,
                   due 6/1/05, repurchase proceeds at maturity
                   $1,200,102,667 (collateralized by FGRA 0%
                   due 5/15/35 valued at $25,737,262, FGRM 4.0% to 5.50%
                   due 3/15/17 to 11/15/33 valued at $308,727,195,
                   FGPC 5.50% due 5/1/35 valued at $32,731,066,
                   FGST 0% due 2/1/32 valued at $18,367,964,
                   FNAR 4.15% to 6.11% due 2/1/12 to 4/1/35
                   valued at $117,913,189, FNMS 4.50% to 6.0%
                   due 7/1/33 to 6/1/35 valued at $668,953,792,
                   FNST 0% due 8/1/34 valued at $63,569,532)                                      $  1,200,000,000
                                                                                                  ----------------
                   Total Repurchase Agreements (Cost $3,772,000,000)                                 3,772,000,000
                                                                                                  ----------------
                   TOTAL INVESTMENTS (COST+ $12,153,171,803)                             99.6%      12,153,171,803
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                                 (0.0)^           (158,690)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                     (0.0)^            (33,288)
                   OTHER ASSETS, LESS LIABILITIES                                         0.4           51,212,637
                                                                                        -----     ----------------
                   NET ASSETS                                                           100.0%    $ 12,204,192,462
                                                                                        =====     ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                   TO THE NET ASSETS OF EACH CLASS:

                   5,987,140,018 SHARES CLASS R                                                   $           1.00
                                                                                                  ================
                   13,106,492 SHARES CLASS 95                                                     $           1.00
                                                                                                  ================
                   55,717,272 SHARES CLASS 75                                                     $           1.00
                                                                                                  ================
                   19,439,346 SHARES CLASS 70                                                     $           1.00
                                                                                                  ================
                   609,662,172 SHARES CLASS TREASURER'S TRUST                                     $           1.00
                                                                                                  ================
                   17,581,839 SHARES CLASS 45                                                     $           1.00
                                                                                                  ================
                   3,670,614 SHARES CLASS 35                                                      $           1.00
                                                                                                  ================
                   552,255,750 SHARES CLASS 25                                                    $           1.00
                                                                                                  ================
                   266,509,527 SHARES CLASS 20                                                    $           1.00
                                                                                                  ================
                   61,868,848 SHARES CLASS 15                                                     $           1.00
                                                                                                  ================
                   190,099,770 SHARES CLASS 12                                                    $           1.00
                                                                                                  ================
                   4,427,140,814 SHARES CLASS 8                                                   $           1.00
                                                                                                  ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    THE RESERVE FUND -- U.S. GOVERNMENT FUND

                     STATEMENT OF NET ASSETS -- MAY 31, 2005

    PRINCIPAL                                                                                          VALUE
     AMOUNT                                                                                           (NOTE 1)
    ---------                                                                                         --------
                   GOVERNMENT AGENCY NOTES -- 34.5%
$     50,000,000   Federal Home Loan Bank, 3.005%, 10/3/05                                        $     49,991,475
      50,000,000   Federal Home Loan Mortgage Corp.,
                   2.30%, 09/26/05                                                                      50,000,000
      50,000,000   Federal Home Loan Mortgage Corp.,
                   3.083%, 10/7/05                                                                      50,006,091
      50,000,000   Federal National Mortgage Association,
                   2.958%, 6/22/05                                                                      49,913,725
     300,000,000   Federal National Mortgage Association,
                   2.97%, 9/8/05                                                                       299,959,418
      25,000,000   Federal National Mortgage Association,
                   2.987%, 12/29/05                                                                     24,993,398
                                                                                                  ----------------
                   Total Government Agency Notes
                   (Cost $524,864,107)                                                                 524,864,107
                                                                                                  ----------------
                   REPURCHASE AGREEMENTS -- 65.3%
     348,000,000   Bear Stearns & Co., Inc., 3.08%, dated 5/31/05, due
                   6/1/05, repurchase proceeds at maturity $348,029,773
                   (collateralized by GNRR 5.00% due 6/20/28 valued at
                   $15,154,316, FNMA 0.00% due 1/25/41 valued at
                   $7,415,049, FGRM 4.50-6.00% due 7/15/18 to 4/15/35
                   valued at $188,016,054, SBA 0.01% to 10.525%
                   due 5/1/07 to 3/25/22 valued at $83,167,006, and
                   FNRM 0.00% due 11/25/32 to 4/25/35
                   valued at $63,873,743)                                                              348,000,000
     350,000,000   Deutsche Bank Securities Inc., 2.96%, dated 5/31/05,
                   due 6/1/05, repurchase proceeds at maturity
                   $350,028,778 (collateralized by GNMAI 7.25%
                   due 5/15/16 valued at $357,000,606)                                                 350,000,000
     250,000,000   JP Morgan Chase & Co., 3.07%, dated 5/31/05,
                   due 6/1/05, repurchase proceeds at maturity
                   $250,021,319 (collateralized by GNRR 3.39%-6.00%
                   due 10/20/29 to 7/20/34 valued at $100,585,800,
                   GNRM 2.95%-6.00% due 12/16/16 to 9/16/45
                   valued at $106,603,988, GNMA I 5.50%-8.00%
                   due 11/15/09 to 5/15/35 valued at $41,555,146,
                   GNMA II 3.75%-6.50% due 10/20/24 to 3/20/35
                   valued at $8,297,184, and U.S. Treasury Bill 0.00%
                   due 7/7/05 valued at $458,744. )                                                    250,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                          VALUE
     AMOUNT                                                                                           (NOTE 1)
    ---------                                                                                         --------
                   REPURCHASE AGREEMENTS -- (CONTINUED)
$     44,000,000   State Street Bank & Trust Co., 2.96%, dated 5/31/05,
                   due 6/1/05, repurchase proceeds at maturity
                   $44,003,618 (collateralized by FGSB 4.00% to 4.50%
                   due 5/1/10 to 10/1/10 valued at $44,881,478)                                   $     44,000,000
                                                                                                  ----------------
                   Total Repurchase Agreements (Cost $992,000,000)                                     992,000,000
                                                                                                  ----------------
                   TOTAL INVESTMENTS (COST+ $1,516,864,107)                              99.8%       1,516,864,107
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                                 (0.0)^            (23,190)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                     (0.0)^             (5,150)
                   OTHER ASSETS LESS LIABILITIES                                          0.2            2,414,765
                                                                                        -----     ----------------
                   NET ASSETS                                                           100.0%    $  1,519,250,532
                                                                                        =====     ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                   TO THE NET ASSETS OF EACH CLASS:

                   939,968,780 SHARES CLASS R                                                     $           1.00
                                                                                                  ================
                   81,150,931 SHARES CLASS TREASURER'S TRUST                                      $           1.00
                                                                                                  ================
                   9,197,696 SHARES CLASS 45                                                      $           1.00
                                                                                                  ================
                   4,576,966 SHARES CLASS 25                                                      $           1.00
                                                                                                  ================
                   103,475 SHARES CLASS 15                                                        $           1.00
                                                                                                  ================
                   45,182,434 SHARES CLASS 12                                                     $           1.00
                                                                                                  ================
                   439,070,250 SHARES CLASS 8                                                     $           1.00
                                                                                                  ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      THE RESERVE FUND -- U.S. TREASURY FUND
                     STATEMENT OF NET ASSETS -- MAY 31, 2005

    PRINCIPAL                                                                                          VALUE
     AMOUNT                                                                                           (NOTE 1)
    ---------                                                                                         --------
                   U.S. TREASURY BILLS -- 99.8%
$     87,100,000   2.725%--2.74%, 6/23/05                                                         $     86,954,313
      13,000,000   2.58%, 6/30/05                                                                       12,972,981
     188,400,000   2.60%--2.70%, 7/7/05                                                                187,901,668
      54,600,000   2.61%--2.64%, 7/14/05                                                                54,427,912
       2,200,000   2.63%, 7/21/05                                                                        2,191,964
      10,000,000   2.66%, 7/28/05                                                                        9,957,883
     100,000,000   2.805%, 8/11/05                                                                      99,446,792
                                                                                                  ----------------
                   Total U.S. Treasury Bills (Cost $453,853,513)                                       453,853,513
                                                                                                  ----------------
                   TOTAL INVESTMENTS (COST+ $453,853,513)                                99.8%         453,853,513
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                                 (0.0)^             (8,391)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                     (0.0)^             (1,728)
                   OTHER ASSETS, LESS LIABILITIES                                         0.2              857,900
                                                                                        -----     ----------------
                   NET ASSETS                                                           100.0%    $    454,701,294
                                                                                        =====     ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                   TO THE NET ASSETS OF EACH CLASS:

                   313,910,735 SHARES CLASS R                                                     $           1.00
                                                                                                  ================
                   94,031,177 SHARES CLASS TREASURER'S TRUST                                      $           1.00
                                                                                                  ================
                   1,447,175 SHARES CLASS 75                                                      $           1.00
                                                                                                  ================
                   10,183 SHARES CLASS 45                                                         $           1.00
                                                                                                  ================
                   10,217 SHARES CLASS 25                                                         $           1.00
                                                                                                  ================
                   100 SHARES CLASS 12                                                            $           1.00
                                                                                                  ================
                   45,291,707 SHARES CLASS 8                                                      $           1.00
                                                                                                  ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    GLOSSARY

FGRA   -- FHLMC Adjustable Rate REMIC
FGPC   -- FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRM   -- FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation
           Certificates
FGSB   -- FHLMC Gold STRIP
FGSR   -- FHLMC Gold STRIP Pro-Rata Principal Only
FGST   -- FHLMC Gold Strip - Interest or Principal
FNST   -- FNMA Interest or Principal Strip
FHL2   -- Federal Home Loan Bank
FHLMC  -- Federal Home Loan Mortgage Corp.
FMRA   -- FHLMC REMIC
FNAR   -- Fannie Mae Adjustable Rates
FNMA   -- Federal National Mortgage Association
FNMS   -- Federal Mortgage-Backed Pass-Through Securities
FNRA   -- FNMA REMIC
FNRM   -- FNMA REMIC Mortgage-Backed Pass-Through Securities
FNDN   -- FHLMC Discount Note
FNST   -- FNMA STRIPS
FTRA   -- REMIC Floating Rate
FTRM   -- REMIC Fixed Rate
FXRA   -- FNMA Series 2001-72
GNAR   -- GNMA Adjustable Rate Mortgage-Backed Pass-Through Securities
GNMA   -- Government National Mortgage Association
GNMAI  -- GNMA I MBS Fixed Rate
GNMAII -- GNMA II MBS Fixed Rate
GNRM   -- GNMA Pass-Through Floating Rate Securities
GNRP   -- Federal Eligible GNMA REMIC
GNRR   -- PPC Eligible GNMA REMIC
NOTE   -- U.S. Treasury Note
REMIC  -- Real Estate Mortgage Investment Conduit
SBA    -- Small Business Administration
SFNI   -- FNMA Stripped Mortgage-Backed Securities
TINT   -- U.S. Treasury Interest Strip

----------
*  Variable rate instrument.
^  Amount is less than 0.05%.
+ The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- INTERSTATE TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS -- MAY 31, 2005

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- 99.5%
                   ARIZONA -- 1.1%
$      5,100,000   Apache County IDA for Tucson Electric Power Co.,
                   2.97% - 2.98%, 12/15/18(a)                                                     $      5,100,000
       2,000,000   Apache County IDA for Tucson Electric Power Co.,
                   2.97%, 12/1/20(a)                                                                     2,000,000
       3,600,000   Arizona HCF for Royal Oaks, 2.96%, 3/1/27(a)                                          3,600,000
       1,000,000   Phoenix IDR for Del Mar Terrace, 2.95%, 10/1/29(a)                                    1,000,000
       3,400,000   Pima County IDA for Tucson Electric Power Co., Series A,
                   2.98%, 12/1/22(a)                                                                     3,400,000
       1,000,000   Yuma IDA for El Encanto Apt., MFH, 2.97%, 4/15/33(a)                                  1,000,000
                                                                                                  ----------------
                                                                                                        16,100,000
                                                                                                  ----------------
                   CALIFORNIA -- 14.1%
       5,900,000   California Statewide for Covenant Retirement
                   Community, 2.91%, 12/1/25(a)                                                          5,900,000
     119,480,000   California Water Department Reserve Powersupply,
                   Series B-6, 2.83% - 2.93%, 5/1/22(a)                                                119,480,000
       3,000,000   Irvine Ranch Water District, 2.93%, 4/1/33(a)                                         3,000,000
         300,000   Kern County COP, Series A, 2.90%, 8/1/06(a)                                             300,000
      32,620,000   Long Beach California Harbor, Series A, 2.96%, 5/15/27(a)                            32,620,000
       1,100,000   Orange County HDC for Nigel Summit, Series B,
                   2.95%, 11/2/09(a)                                                                     1,100,000
       9,355,000   Orange County HDC for Sanitation, 2.90%, 8/1/13(a)                                    9,355,000
       6,100,000   Orange County HDC for the Lakes, Series A,
                   2.92%, 12/1/06(a)                                                                     6,100,000
      18,300,000   Riverside CFD, Special Tax # 88-4, 2.93%, 9/1/14(a)                                  18,300,000
       1,200,000   San Francisco for Filmore Center, Series B-1,
                   1.98%, 12/1/17(a)                                                                     1,200,000
         154,770   Santa Ana USD, 2.90%, 7/1/15(a)                                                         154,770
                                                                                                  ----------------
                                                                                                       197,509,770
                                                                                                  ----------------
                   COLORADO -- 1.8%
         700,000   Arapahoe County for Stratford State, 2.98%, 11/1/17(a)                                  700,000
         500,000   Broomfield IDA for Buckeye Investments,
                   2.98%, 12/1/09(a)                                                                       500,000
      20,900,000   Colorado HFA for Adventist Health Sunbelt, Series B,
                   2.96%, 11/15/34(a)                                                                   20,900,000
       2,800,000   University of Colorado, Series B, 2.96%, 11/15/35(a)                                  2,800,000
                                                                                                  ----------------
                                                                                                        24,900,000
                                                                                                  ----------------
                   CONNECTICUT -- 6.2%
         760,000   Connecticut DAR for Independent Living, 2.95%, 7/1/15(a)                                760,000
         290,000   Connecticut DAR for Pierce Memorial Baptist,
                   2.94%, 10/1/28(a)                                                                       290,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   CONNECTICUT -- (CONTINUED)
$        800,000   Connecticut HEFA for Hotchkiss School, Series A,
                   2.98%, 7/1/30(a)                                                               $        800,000
         350,000   Connecticut HEFA for Klingberg Family Center,
                   2.91%, 7/1/32(a)                                                                        350,000
      37,000,000   Connecticut HEFA for Yale University, Series T-2,
                   2.95%, 7/1/29(a)(c)                                                                  37,000,000
      25,660,000   Connecticut HEFA for Yale University, Series V-2,
                   3.05%, 7/1/36(a)(c)                                                                  25,660,000
         580,000   Connecticut HFA, Series D-3, 2.90%, 5/15/18(a)                                          580,000
         200,000   Connecticut Special Tax for Transportation
                   Infrastructure, Series 1, 3.03%, 9/1/20(a)                                              200,000
       1,700,000   Connecticut State Development Authority for
                   Solid Waste, 3.00%, 8/1/23(a)                                                         1,700,000
       1,900,000   Connecticut State GO, Series 1-A, 3.00%, 2/15/21(a)                                   1,900,000
      14,795,000   Connecticut State GO, Series 97-B, 2.90%, 5/15/14(a)                                 14,795,000
       1,000,000   Hartford Redev. Agency MHR for Underwood
                   Towers Project, 2.91%, 6/1/20(a)                                                      1,000,000
         850,000   New Canaan Housing Authority for Village at Waveny
                   Care Center, 2.95%, 1/1/22(a)                                                           850,000
         500,000   North Canaan HFA for Geer Woods, 2.95%, 8/1/31(a)                                       500,000
         630,000   Shelton County HFA for Crosby Commons Project,
                   3.00%, 1/1/31(a)                                                                        630,000
                                                                                                  ----------------
                                                                                                        87,015,000
                                                                                                  ----------------
                   DISTRICT OF COLUMBIA -- 0.2%
       3,000,000   District of Columbia GO, Series D-2, 3.03%, 6/1/26(a)                                 3,000,000
                                                                                                  ----------------
                   FLORIDA -- 8.8%
      27,635,000   Alachua County HFA for Oak Hammock University,
                   2.97%, 10/1/32(a)                                                                    27,635,000
         210,000   Broward County HFA for Jacaranda Village Apartments,
                   2.98%, 9/1/22(a)                                                                        210,000
         400,000   Broward County HFA for Multi-Family Margate,
                   2.98%, 11/1/05(a)                                                                       400,000
       3,610,000   Capital Finance Authority for Glenridge Palmer Ranch,
                   2.97%, 6/1/12(a)                                                                      3,610,000
       1,300,000   Collier County for Cleveland Health Clinic,
                   2.97%, 1/1/35(a)                                                                      1,300,000
      21,045,000   Dade County IDA for Florida Power & Light,
                   2.99%, 6/1/21(a)                                                                     21,045,000
       4,810,000   Dade County Water Service, 2.94%, 10/5/22(a)                                          4,810,000
         300,000   Duval County HFA for Lighthouse Bay Apartments,
                   2.96%, 12/1/32(a)                                                                       300,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   FLORIDA -- (CONTINUED)
$      1,000,000   Florida HFC for Reflections, Series 5, 2.97%, 7/1/31(a)                        $      1,000,000
       2,765,000   Florida HFC Multifamily for Bridgewater Club,
                   2.99%, 6/1/34(a)                                                                      2,765,000
       5,420,000   Florida HFC Multifamily for Magnolia Pointe
                   Apartments, Series J, 3.02%, 6/1/39(a)                                                5,420,000
       6,450,000   Florida State Municipal Power for Stanton,
                   2.87%, 10/1/19(a)                                                                     6,450,000
      14,600,000   Jacksonville Florida District Energy System Series A,
                   2.92%, 10/1/34(a)                                                                    14,600,000
       9,810,000   Manatee County PCR for Florida Power & Light Co.,
                   2.97%, 9/1/24(a)                                                                      9,810,000
       7,900,000   Miami Dade County IDA for Airis Miami LLC, Series A,
                   3.00%, 10/15/25(a)                                                                    7,900,000
       1,100,000   Orange County for YMCA, Series A, 3.01%, 5/1/27(a)                                    1,100,000
       8,500,000   Palm Beach County for Morse Obligation Group,
                   2.99%, 5/1/33(a)                                                                      8,500,000
         500,000   Palm Beach County for Norton Gallery School of Art,
                   2.98%, 5/1/30(a)                                                                        500,000
         300,000   Palm Beach County for Raymond F Kravis Center,
                   2.90%, 7/1/32(a)                                                                        300,000
       1,000,000   Palm Beach County for School Board, Series B,
                   2.95%, 8/1/27(a)                                                                      1,000,000
       2,000,000   Pinellas County HFA for Foxbridge Apartments,
                   2.94%, 6/15/25(a)                                                                     2,000,000
       2,800,000   Putnam County Dev. Authority PCR for Florida Power &
                   Light, 2.97%, 9/1/24(a)                                                               2,800,000
         500,000   Sarasota County HFA for Bay Village, 3.01%, 12/1/23(a)                                  500,000
         100,000   University of Florida Athletic Association Stadium
                   Project, 3.05%, 2/1/20(a)                                                               100,000
                                                                                                  ----------------
                                                                                                       124,055,000
                                                                                                  ----------------
                   GEORGIA -- 0.1%
       1,211,106   Georgia Muni Assoc. Pool Bd. COP, 2.97%, 12/15/20(a)                                  1,211,106
                                                                                                  ----------------
                   HAWAII -- 1.0%
      12,000,000   Honolulu City & County GO, Series 2001-C,
                   2.28%, 12/1/13(b)                                                                    12,000,000
       1,800,000   Honolulu City & County GO, Series 2001-C,
                   2.28%, 12/1/18(b)                                                                     1,800,000
                                                                                                  ----------------
                                                                                                        13,800,000
                                                                                                  ----------------
                   IDAHO -- 1.1%
      14,800,000   Idaho HCF for St Lukes Medical Center Project,
                   2.97%, 5/1/22(a)                                                                     14,800,000
                                                                                                  ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   ILLINOIS -- 0.1%
$      1,700,000   McCook County for Saint Andrews, 2.98%, 12/1/21(a)                             $      1,700,000
                                                                                                  ----------------
                   IOWA -- 0.5%
       1,000,000   Des Moines HRB for Iowa Methodist Medical Center,
                   2.97%, 8/1/15(a)                                                                      1,000,000
       5,725,000   Iowa Community Project, Series C, 2.96%, 11/15/34(a)                                  5,725,000
                                                                                                  ----------------
                                                                                                         6,725,000
                                                                                                  ----------------
                   KENTUCKY -- 0.5%
       7,700,000   Ashland PCR for Ashland Oil, 2.90%, 4/1/09(a)                                         7,700,000
                                                                                                  ----------------
                   LOUISIANA -- 2.3%
         205,000   East Baton Rouge for Rhone-Poulenc Inc.,
                   2.99%, 12/1/11(a)                                                                       205,000
         983,000   Lake Charles District Revenue for Conoco, Series A,
                   2.99%, 9/1/29(a)                                                                        983,000
         986,000   Lake Charles HRB & Term. District Revenue for
                   CITGO Corp., 2.98%, 8/1/07(a)                                                           986,000
         986,000   Louisiana Environmental Facilities Community DAR,
                   Series A, 2.98%, 11/1/34(a)                                                             986,000
       3,093,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for
                   Loop LLC, Series A, 2.97%, 9/1/17(a)                                                  3,093,000
          86,000   Louisiana Offshore Term. Auth. Deepwater Port Rev. for
                   Loop LLC, Series A, 2.99%, 9/1/14(a)                                                     86,000
       1,686,000   Louisiana PFA for Kenner Hotel Ltd., 2.92%, 12/1/15(a)                                1,686,000
       7,075,000   Louisiana PFA, Multi-family, 2.98%, 6/15/31(a)                                        7,075,000
       1,386,000   Louisiana University for Agriculture & Mechanical
                   College, 3.03%, 7/1/30(a)                                                             1,386,000
       9,386,000   South Louisiana Port , 3.03%, 1/1/27(a)                                               9,386,000
       4,975,000   South Louisiana Port Marine Term. for Occidental
                   Petroleum Corp., 2.95%, 7/1/18(a)                                                     4,975,000
       1,390,000   South Louisiana Port Marine Term. for Occidental
                   Petroleum Corp., 2.98%, 7/1/21(a)                                                     1,390,000
                                                                                                  ----------------
                                                                                                        32,237,000
                                                                                                  ----------------
                   MARYLAND -- 2.0%
       1,000,000   Anne Arundel County Multi-family Rev. for Mill Pond
                   Apt., 2.83%, 10/1/33(a)                                                               1,000,000
       1,000,000   Baltimore Housing for Spring Hill, 2.96%, 9/20/28(a)                                  1,000,000
       1,000,000   Baltimore IDA City Council, 2.97%, 8/1/16(a)                                          1,000,000
       4,000,000   Howard County for Vantage House Facility, Series A,
                   2.96% 6/1/32(a)                                                                       4,000,000
       1,200,000   Howard County Multi-Family for Sherwood Crossing Apt.,
                   2.96% 7/15/33(a)                                                                      1,200,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   MARYLAND -- (CONTINUED)
$      1,300,000   Maryland HEFA Pooled Loan Program, Series 1985,
                   2.96%, 4/1/35(a)                                                               $      1,300,000
       1,340,000   Maryland HEFA Pooled Loan Program, Series D,
                   2.95%, 1/1/29(a)                                                                      1,340,000
       1,000,000   Maryland State Health & Higher Education for Carnegie
                   Institute, 3.00%, 10/1/37(a)                                                          1,000,000
       1,975,000   Maryland State Health & Higher Education for Trinity
                   College, 2.97%, 11/1/26(a)                                                            1,975,000
       4,780,000   Maryland State HEFA for Adventist Health Care, Series A,
                   2.98%, 1/1/35(a)                                                                      4,780,000
       8,350,000   Maryland State Trans. Auth. for Baltimore/Washington
                   Airport, Series A, 2.90%, 7/1/13(a)                                                   8,350,000
       1,000,000   Montgomery County EDA for Riderwood Village Inc.,
                   3.10%, 3/1/34(a)                                                                      1,000,000
                                                                                                  ----------------
                                                                                                        27,945,000
                                                                                                  ----------------
                   MASSACHUSETTS -- 12.0%
       2,440,000   Massachusetts DFA for Bedford Notre Dame Health Care,
                   3.06%, 10/1/29(a)                                                                     2,440,000
       6,200,000   Massachusetts DFA for Briarwood Retirement, Series A,
                   2.95%, 1/1/35(a)                                                                      6,200,000
      21,500,000   Massachusetts DFA for Brooksby Village Project,
                   2.95%, 7/1/32(a)                                                                     21,500,000
       9,945,000   Massachusetts DFA for Jewish Geriatric Services,
                   2.97%, 5/15/34(a)                                                                     9,945,000
         200,000   Massachusetts DFA for Jewish High School Project,
                   1.67%, 6/1/32(a)                                                                        200,000
      10,369,000   Massachusetts DFA for Smith College, 2.91%, 7/1/24(a)(c)                             10,369,000
         600,000   Massachusetts DFA IDR for Ocean Spray Cranberry,
                   2.96%, 10/15/11(a)                                                                      600,000
       6,000,000   Massachusetts GO, Series 97-B, 2.93%, 9/1/16(a)                                       6,000,000
         100,000   Massachusetts HEFA for Berklee College of Music,
                   Series D, 2.85%, 10/1/27(a)                                                             100,000
      28,190,000   Massachusetts HEFA for Cap Asset Program, Series E,
                   2.98%, 1/1/35(a)                                                                     28,190,000
      25,900,000   Massachusetts HEFA for Harvard University, Series Y,
                   2.76%, 7/1/35(a)(c)                                                                  25,900,000
      34,525,000   Massachusetts HEFA for Massachusetts Institute of
                   Technology, Series J-2, 2.81%, 7/1/31(a)                                             34,525,000
         800,000   Massachusetts HEFA for University of Massachusetts,
                   Series A, 2.92%, 11/1/30(a)                                                             800,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   MASSACHUSETTS -- (CONTINUED)
$        200,000   Massachusetts HEFA for Williams College, Series E,
                   2.97%, 8/1/14(a)(c)                                                            $        200,000
         300,000   Massachusetts HFA for Multifamily Housing,
                   2.95%, 1/15/10(a)                                                                       300,000
       3,550,000   Massachusetts WRA, Series 99-B, 2.90%, 8/1/28(a)                                      3,550,000
       4,500,000   Massachusetts WRA, Series B, 2.95%, 4/1/28(a)                                         4,500,000
       2,600,000   Massachusetts WRA, Series C, 2.95%, 8/1/37(a)                                         2,600,000
       5,100,000   Massachusetts WRA, Series C, 3.05%, 8/1/20(a)                                         5,100,000
       3,800,000   Massachusetts WRA, Series D, 2.95%, 11/1/26(a)                                        3,800,000
       1,000,000   Massachusetts WRA, Series D, 2.97%, 8/1/17(a)                                         1,000,000
       1,300,000   Massachusetts WSR, Series A, 2.90% 11/1/24(a)                                         1,300,000
                                                                                                  ----------------
                                                                                                       169,119,000
                                                                                                  ----------------
                   MICHIGAN -- 2.9%
       8,500,000   Detroit Sewage District Revenue, Series B,
                   2.97%, 7/1/23(a)                                                                      8,500,000
       1,200,000   Jackson County EDC for Thrifty Leoni Inc.,
                   2.99%, 12/1/14(a)                                                                     1,200,000
       5,150,000   Michigan HDA for Berrien Woods, Series A,
                   3.07%, 7/1/32(a)                                                                      5,150,000
         200,000   Michigan HDA for Parks of Taylor Apt., Series A,
                   2.97% - 2.98%, 8/15/32(a)                                                               200,000
         275,000   Michigan HDA, Series B, 2.95%, 4/1/19(a)                                                275,000
       6,790,000   Michigan State University Revenue, Series A,
                   2.97%, 8/15/32(a)                                                                     6,790,000
         400,000   Michigan Strategic Fund for Clark Retirement Community,
                   2.98%, 6/1/31(a)                                                                        400,000
       2,395,000   Michigan Strategic Fund for Haven Christian Services,
                   2.99%, 11/15/34(a)                                                                    2,395,000
      13,540,000   Michigan Strategic Fund for Henry Ford Museum Village,
                   2.97%, 12/1/33(a)                                                                    13,540,000
         235,000   Michigan Strategic Fund for M&P Cap LLC, Series A,
                   3.05%, 6/1/34(a)                                                                        235,000
         940,000   Michigan Strategic Fund for Peachwood Center Association,
                   2.96%, 6/1/16(a)                                                                        940,000
         800,000   Oakland University, 3.03%, 3/1/31(a)                                                    800,000
         200,000   Wayne Charter County Airport, Series A,
                   2.99%, 12/1/32(a)                                                                       200,000
       1,000,000   Woodhaven Brownstown School District, Series B,
                   1.86%, 5/1/34(a)                                                                      1,000,000
                                                                                                  ----------------
                                                                                                        41,625,000
                                                                                                  ----------------
                   MINNESOTA -- 0.6%
         132,000   Andover Senior Housing for Presbyterian Homes,
                   2.97%, 11/15/33(a)                                                                      132,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   MINNESOTA -- (CONTINUED)
$        290,000   Cohasset for Minnesota Power & Light, 2.97%, 12/1/07(a)                        $        290,000
         337,000   Cohasset for Minnesota Power & Light, 2.97%, 6/1/13(a)                                  337,000
         700,000   Cohasset for Minnesota Power & Light, Project A,
                   2.97%, 6/1/20(a)                                                                        700,000
       1,792,000   Duluth Tax for Lake Superior Paper, 2.95%, 9/1/10(a)                                  1,792,000
         152,000   Hennepin County, Series B, 2.82%, 12/1/20(a)                                            152,000
          32,000   Mankato Multi-family Revenue for Highland Park,
                   3.01%, 5/1/27(a)                                                                         32,000
       1,350,000   Minnesota HEFA for St. Olaf College, Series 5-H,
                   2.97%, 10/1/30(a)(c)                                                                  1,350,000
         990,000   Minnesota HEFA for St. Olaf College, Series 5-M1,
                   2.97%, 10/1/32(a)(c)                                                                    990,000
       1,935,000   Minnesota Housing Finance Agency, Series C,
                   3.00%, 1/1/35(a)                                                                      1,935,000
         232,000   Regents University, Series A, 3.06%, 7/1/08(a)                                          232,000
         180,000   Roseville Commercial Development for Berger Transfer &
                   Storage, 2.92%, 12/1/15(a)                                                              180,000
          59,000   St. Paul Housing & Redev. Authority District Heating
                   Revenue, 2.98%, 12/1/12(a)                                                               59,000
         860,000   St. Paul Housing & Redev. Authority MHR for Highland
                   Ridge, 2.97%, 10/1/33(a)                                                                860,000
                                                                                                  ----------------
                                                                                                         9,041,000
                                                                                                  ----------------
                   MISSOURI -- 0.0%^
         225,000   Platte County IDR for Platte Care Facility,
                   3.33%, 10/1/10(a)                                                                       225,000
                                                                                                  ----------------
                   NEVADA -- 1.3%
      19,000,000   Carson City Tahoe Hospital Project, Series B,
                   2.96%, 9/1/33(a)                                                                     19,000,000
                                                                                                  ----------------
                   NEW HAMPSHIRE -- 0.2%
       3,160,000   New Hampshire HEFA for Exeter Hospital, Series B,
                   3.03%, 10/1/23(a)                                                                     3,160,000
                                                                                                  ----------------
                   NEW JERSEY -- 9.2%
       1,250,000   Atlantic County Pooled Government Loan Program,
                   2.93%, 7/1/26(a)                                                                      1,250,000
         500,000   Essex County Improvement Authority for the Children's
                   Institute, 3.05%, 2/1/20(a)                                                             500,000
         575,000   Jersey City IDA for Dixon Mills Apartments,
                   2.93%, 5/15/30(a)                                                                       575,000
       5,600,000   Monmouth County Pooled Government Loan Program,
                   2.88%, 8/1/16(a)                                                                      5,600,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   NEW JERSEY -- (CONTINUED)
$     11,600,000   New Jersey EDA for Bayonne Dock, 2.95%, 12/1/27(a)                             $     11,600,000
         400,000   New Jersey EDA for Catholic Community Services,
                   3.05%, 11/1/13(a)                                                                       400,000
       2,700,000   New Jersey EDA for Foreign Trade, Series 98,
                   3.00%, 12/1/07(a)                                                                     2,700,000
       2,800,000   New Jersey EDA for Geriatric Services Housing Project,
                   2.94%, 11/1/31(a)                                                                     2,800,000
      14,595,000   New Jersey EDA for Huntington School, 2.93%, 11/1/34(a)                              14,595,000
       2,050,000   New Jersey EDA for Princeton University, Series B,
                   2.90%, 7/1/22(a)(c)                                                                   2,050,000
         500,000   New Jersey EDA for RJB Associates, ERN,
                   2.93%, 8/1/08(a)                                                                        500,000
       5,200,000   New Jersey EDA for Thermal Energy LLC,
                   2.92%, 9/1/31(a)                                                                      5,200,000
       2,400,000   New Jersey EDA for US Golf Association,
                   2.93%, 5/1/23(a)                                                                      2,400,000
      12,400,000   New Jersey for Hospital Capital Asset, Series C,
                   2.89%, 7/1/35(a)                                                                     12,400,000
       1,400,000   New Jersey HCF for Community Hospital Group, Series A-1,
                   2.95%, 7/1/20(a)                                                                      1,400,000
         895,000   New Jersey HCF for St. Barnabas Hospital, Series A,
                   2.94%, 7/1/31(a)                                                                        895,000
       3,330,000   New Jersey Sports Authority Expo, Series C,
                   2.90%, 9/1/24(a)                                                                      3,330,000
       3,650,000   New Jersey Turnpike Authority, Series 91-D,
                   2.93%, 1/1/18(a)                                                                      3,650,000
      50,400,000   New Jersey Turnpike Authority, Series C-1,
                   2.95%, 1/1/24(a)                                                                     50,400,000
       6,000,000   Port Authority of New York & New Jersey Special
                   Obligation Revenue, 2.96%, 8/1/24(a)                                                  6,000,000
       1,000,000   Port Authority of New York & New Jersey Versatile
                   Structure, 2.96%, 6/1/20(a)                                                           1,000,000
                                                                                                  ----------------
                                                                                                       129,245,000
                                                                                                  ----------------
                   NEW MEXICO -- 1.0%
      14,495,000   Farmington County PCR for Arizona Public Service,
                   Series B, 2.97%, 9/1/24(a)                                                           14,495,000
                                                                                                  ----------------
                   NEW YORK -- 18.1%
         925,000   Franklin County IDA Civic Facility for Trudeau Institute,
                   2.91%, 12/1/20(a)                                                                       925,000
       2,400,000   Guilderland IDA for Eastern Industrial Park,
                   2.91%, 12/1/08(a)                                                                     2,400,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   NEW YORK -- (CONTINUED)
$      2,200,000   Jay Street Development Corp., 2.92%, 5/1/21(a)                                 $      2,200,000
       2,500,000   Jay Street Development Corp., 2.94%, 5/1/22(a)                                        2,500,000
       4,900,000   New York City Cultural Revenue for Alvin Ailey Dance
                   Foundation, 2.90%,7/1/33(a)                                                           4,900,000
       7,425,000   New York City GO, Series A-4, 2.94%, 8/1/22(a)                                        7,425,000
      11,350,000   New York City GO, Series A-4, 2.94%, 8/1/23(a)                                       11,350,000
       7,000,000   New York City GO, Series A-4, A-7,
                   2.94% - 2.95%, 8/1/21(a)                                                              7,000,000
         500,000   New York City GO, Series A-5, 2.96%, 8/1/31(a)                                          500,000
       8,000,000   New York City GO, Series A-6, 2.94%, 11/1/26(a)                                       8,000,000
       8,300,000   New York City GO, Series F-2, 2.92%, 2/15/12(a)                                       8,300,000
       8,740,000   New York City GO, Series F-4, 2.94%, 2/15/20(a)                                       8,740,000
       2,400,000   New York City GO, Series F-5, 2.94%, 2/15/16(a)                                       2,400,000
       6,445,000   New York City GO, Series H-2, 2.90%, 8/1/10(a)                                        6,445,000
       9,100,000   New York City GO, Series H-2, 2.95%, 8/1/14(a)                                        9,100,000
       3,875,000   New York City HDC for Monterey, Series A,
                   2.92%, 11/15/19(a)                                                                    3,875,000
       1,100,000   New York City IDA for Civic Facility, 2.95%, 5/1/21(a)                                1,100,000
      23,800,000   New York City IDA for Korean Airlines, Series A,
                   2.97%, 11/1/24(a)                                                                    23,800,000
      34,670,000   New York City MWFA WSR, Series C-1, 2.95%, 6/15/18(a)                                34,670,000
       4,200,000   New York City MWFA WSR, Series G, 2.94%, 6/15/24(a)                                   4,200,000
      20,300,000   New York City MWFA WSR, Series G, 2.95%, 6/15/33(a)                                  20,300,000
      37,650,000   New York City WSR Rev, 2.93%, 6/15/25(a)                                             37,650,000
       6,055,000   New York State GO, Series A, 1.80%, 3/13/20(a)                                        6,055,000
       2,010,000   New York State HFA for Bleecker Terrace Apt.,
                   3.00%, 7/1/15(a)                                                                      2,010,000
       2,300,000   New York State HFA for Liberty View, Series A,
                   2.92%, 11/15/19(a)                                                                    2,300,000
       3,550,000   New York State HFA, Series C, 2.94%, 3/15/26(a)                                       3,550,000
      25,450,000   New York State LGAC., Series C, D, E & F,
                   2.87% - 2.93%, 4/1/25(a)                                                             25,450,000
       7,705,000   Triborough Bridge & Tunnel Authority, Series C,
                   2.92%, 1/1/33(a)                                                                      7,705,000
         400,000   Yonkers IDA Civic Facility for Consumers Union,
                   2.98%, 7/1/21(a)                                                                        400,000
                                                                                                  ----------------
                                                                                                       255,250,000
                                                                                                  ----------------
                   NORTH CAROLINA -- 0.1%
         700,000   North Carolina EFA for Cardinal Gibbons, 2.96%, 8/1/14(a)                               700,000
       1,000,000   North Carolina Medical Care Community for Stanley
                   Total Living Center, 3.02%, 4/1/18(a)                                                 1,000,000
                                                                                                  ----------------
                                                                                                         1,700,000
                                                                                                  ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   OHIO -- 3.0%
$      3,200,000   Akron Bath Copley HDR for Summa Health System,
                   Series B, 3.00%, 11/1/34(a)                                                    $      3,200,000
         200,000   Butler County HCF for Lifesphere, 2.96%, 5/1/27(a)                                      200,000
         300,000   Clinton County for Wilmington Airport, 2.97%, 6/1/11(a)                                 300,000
       3,800,000   Cuyahoga County EDA for Cleveland Botanical Gardens,
                   3.01%, 7/1/31(a)                                                                      3,800,000
       3,000,000   Cuyahoga County for Cleveland Health Education
                   Museum, 2.98%, 3/1/32(a)                                                              3,000,000
         300,000   Cuyahoga County HCF for Devon Oaks, 2.97%, 2/1/34(a)                                    300,000
       6,800,000   Evandale County IDR for SHV Realty, Inc.,
                   3.05%, 9/1/15(a)                                                                      6,800,000
         300,000   Franklin County Hospital Revenue for U.S. Health Corp.,
                   2.95%, 12/1/20(a)                                                                       300,000
         590,000   Franklin County Hospital Revenue for U.S. Health Corp.,
                   Series 96, 2.95%, 12/1/21(a)                                                            590,000
       1,810,000   Hamilton County HRB, 2.95%, 1/1/22(a)                                                 1,810,000
       4,000,000   Licking County HCF, 2.97%, 11/1/33(a)                                                 4,000,000
         175,000   Lucas County for Toledo, 2.98%, 10/1/05(a)                                              175,000
          25,000   Marion County Hospital Improvement, Pooled Lease
                   Program, 2.99%, 11/1/21(a)                                                               25,000
       1,345,000   Middleburgh Heights for Southwest General Hospital,
                   3.01%, 8/15/22(a)                                                                     1,345,000
       6,800,000   Ohio Air Quality DAR for Columbus Southern, Series C,
                   2.98%, 12/1/38(a)                                                                     6,800,000
         100,000   Ohio Air Quality DAR for Ohio Edison, Series A,
                   2.95%, 2/1/14(a)                                                                        100,000
       6,700,000   Ohio Air Quality DAR PCR for Ohio Edison, Series C,
                   2.98%, 6/1/23(a)                                                                      6,700,000
       1,400,000   Ohio Higher EFA for Ashland University, 3.01%, 9/1/24(a)                              1,400,000
         700,000   Ohio WDA PCR for Cleveland Electric, Series B,
                   2.98%, 8/1/20(a)                                                                        700,000
         200,000   Toledo City Services Special Assessment, 2.98%, 12/1/06(a)                              200,000
                                                                                                  ----------------
                                                                                                        41,745,000
                                                                                                  ----------------
                   OKLAHOMA -- 0.0%^
         500,000   Oklahoma City for Christian College, 1.92%, 7/1/15(a)                                   500,000
                                                                                                  ----------------
                   OREGON -- 0.0%^
         500,000   Portland MFH for South Park, 1.57%, 12/1/11(a)                                          500,000
                                                                                                  ----------------
                   PENNSYLVANIA -- 5.3%
       1,050,000   Allegheny HDA for Dialysis Clinic, 2.96%, 12/1/19(a)                                  1,050,000
       2,200,000   Allegheny HDA for Presbyterian University Hospital,
                   2.96%, 3/1/18(a)                                                                      2,200,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   PENNSYLVANIA -- (CONTINUED)
$        810,000   Blair County IDR for Village of Penn State, Series C,
                   2.89%, 1/1/11(a)                                                               $        810,000
       3,080,000   Bucks County IDA, 2.96%, 5/1/33(a)                                                    3,080,000
       2,400,000   Bucks County IDA, 3.05%, 7/1/15(a)                                                    2,400,000
         400,000   Chester County HEFA for Simpsons Meadows,
                   2.99%, 10/1/30(a)                                                                       400,000
       1,750,000   Delaware County IDR for Sun, Inc., 2.98%, 11/1/33(a)                                  1,750,000
         500,000   Delaware Valley Finance Authority, Series 85-A,
                   2.96%, 12/1/19(a)                                                                       500,000
         300,000   Delaware Valley Finance Authority, Series A,
                   2.96%, 12/1/17(a)                                                                       300,000
       2,300,000   Delaware Valley Finance Authority, Series B,
                   2.96%, 12/1/20(a)                                                                     2,300,000
       1,000,000   Emmaus General Authority Revenue, 2.97%, 12/1/28(a)                                   1,000,000
      11,000,000   Emmaus General Authority Revenue, Series G-18,
                   3.00%, 3/1/24(a)                                                                     11,000,000
       1,620,000   Lawrence County for Villa Maria, 2.98%, 7/1/33(a)                                     1,620,000
       1,235,000   Lebanon County HCF for ECC Retirement Village,
                   3.01%, 10/15/25(a)                                                                    1,235,000
       3,000,000   Lehigh County IDA, 3.05%, 12/1/15(a)                                                  3,000,000
       5,300,000   Montgomery County for Forge Gate Apartments, Series A,
                   2.92%, 8/15/31(a)                                                                     5,300,000
       1,900,000   Montgomery County for Higher Ed. William Penn Charter,
                   3.01%, 9/15/31(a)                                                                     1,900,000
      16,400,000   Pennsylvania HEFA for Temple University,
                   2.99%, 6/1/29(a)                                                                     16,400,000
       1,150,000   Philadelphia Housing Revenue Authority, Series A,
                   3.02%, 6/1/25(a)                                                                      1,150,000
      11,010,000   Quakertown Pennsylvania General Authority Revenue,
                   2.95%, 7/1/26(a)                                                                     11,010,000
       1,580,000   Schuylkill County IDA for Northeastern Power,
                   2.98%, 12/1/22(a)                                                                     1,580,000
       1,000,000   Scranton Redevelopment Authority Revenue for Parking
                   Facility, 3.01%, 6/1/33(a)                                                            1,000,000
       3,935,000   Wilkens Area IDA for Fairview Extended Care, Series B,
                   2.91%, 1/1/21(a)                                                                      3,935,000
                                                                                                  ----------------
                                                                                                        74,920,000
                                                                                                  ----------------
                   PUERTO RICO -- 1.5%
      21,100,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                     21,144,194
          29,000   Puerto Rico Government Development Bank,
                   2.85%, 12/1/15(a)                                                                        29,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   PUERTO RICO -- (CONTINUED)
$        338,000   Puerto Rico Highway & Transportation Authority, Series A,
                   2.90%, 7/1/28(a)                                                               $        338,000
                                                                                                  ----------------
                                                                                                        21,511,194
                                                                                                  ----------------
                   TENNESSEE -- 0.0%^
         695,000   Chattanooga IDA for Baylor School, 2.97%, 11/1/16(a)                                    695,000
                                                                                                  ----------------
                   TEXAS -- 2.5%
      35,575,000   Harris County IDA for Baytank Houston, Inc.,
                   2.96%, 7/1/26(a)                                                                     35,575,000
                                                                                                  ----------------
                   UTAH -- 0.1%
       2,000,000   Utah Transit Authority Sales Tax Revenue, Series B,
                   2.95%, 9/1/32(a)                                                                      2,000,000
                                                                                                  ----------------
                   VIRGINIA -- 1.9%
       7,200,000   Alexandria County IDA for Goodwin House,
                   2.93%, 10/1/35(a)                                                                     7,200,000
       1,115,000   Alexandria County IDA Pooled Loan, Series A,
                   2.96%, 7/1/26(a)                                                                      1,115,000
         920,000   Arlington County Virginia Rev for Ballston Public
                   Parking, 2.77%, 8/1/17(a)                                                               920,000
         335,000   Charlottesville IDA for Seminole, Series B,
                   3.00%, 12/1/13(a)                                                                       335,000
       1,200,000   Chesapeake County IDA for Cheaspeake General
                   Hospital, Series B, 2.97%, 7/1/31(a)                                                  1,200,000
         275,000   Hampton County MFH for Avalon Apartments,
                   1.75%, 6/15/26(a)                                                                       275,000
         750,000   Hampton County MFH for Shoreline Apartments,
                   2.98%, 12/1/19(a)                                                                       750,000
         300,000   Hampton MFH for Avalon, 2.95%, 6/15/26(a)                                               300,000
         200,000   Hanover County IDA for Covenent Woods, 3.00%, 7/1/29(a)                                 200,000
          50,000   Henrico County EDA for Westminster Centerbury,
                   Series B, 2.97%, 7/1/08(a)                                                               50,000
         405,000   James City & County IDA for Chambrel,
                   2.97%, 11/15/32(a)                                                                      405,000
       6,680,000   Peninsula Port Authority for Dominion Terminal,
                   2.97%, 7/1/16(a)                                                                      6,680,000
       2,120,000   Portsmouth Redevelopment & MFHR - Multifamily,
                   3.02%, 6/1/30(a)                                                                      2,120,000
       4,400,000   Richmond IDA for Cogentrix of Richmond Proj A,
                   2.99% - 3.02%, 12/1/17(a)                                                             4,400,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   VIRGINIA -- (CONTINUED)
$      1,000,000   University of Virginia, Series A, 2.98%, 6/1/34(a)                             $      1,000,000
                                                                                                  ----------------
                                                                                                        26,950,000
                                                                                                  ----------------
                   TOTAL INVESTMENTS (COST* $1,405,954,070)                              99.5%       1,405,954,070
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                                 (0.0)^             (9,346)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                     (0.0)^             (1,437)
                   OTHER ASSETS                                                           0.5            6,378,464
                                                                                        -----     ----------------
                   NET ASSETS                                                           100.0%    $  1,412,321,751
                                                                                        =====     ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT
                   TO THE NET ASSETS OF EACH CLASS:

                     261,429,054 SHARES CLASS R                                                   $           1.00
                                                                                                  ================
                     48,712,712 SHARES CLASS TREASURER'S TRUST                                    $           1.00
                                                                                                  ================
                     101 SHARES CLASS 75                                                          $           1.00
                                                                                                  ================
                     944,908 SHARES CLASS 70                                                      $           1.00
                                                                                                  ================
                     69,851 SHARES CLASS 45                                                       $           1.00
                                                                                                  ================
                     77,667,399 SHARES CLASS 25                                                   $           1.00
                                                                                                  ================
                     102,829 SHARES CLASS 15                                                      $           1.00
                                                                                                  ================
                     10,070 SHARES CLASS 12                                                       $           1.00
                                                                                                  ================
                     1,023,384,827 SHARES CLASS 8                                                 $           1.00
                                                                                                  ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- CALIFORNIA TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS -- MAY 31, 2005

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- 96.7%
                   CALIFORNIA -- 92.9%
$        485,000   Alameda Contra Costa Capital Improvements, Series E,
                   3.06%, 6/1/22(a)                                                               $        485,000
         495,000   Alameda Contra Costa Capital Improvements, Series F,
                   3.11%, 8/1/23(a)                                                                        495,000
       3,720,000   California Infrastructure & Economic Development,
                   Series A, 2.95%, 9/1/28(a)                                                            3,720,000
       5,000,000   California Pollution Control Finance Auth,
                   2.94%, 11/1/26(a)                                                                     5,000,000
       1,905,000   California Pollution Control Finance Auth, Series A,
                   2.96%, 12/1/16(a)                                                                     1,905,000
         870,000   California School Facilities for Capital Improvements,
                   Series C, 2.94%, 7/1/22(a)                                                              870,000
       4,700,000   California Statewide CDA for Covenant Retirement
                   Community, 2.91%, 12/1/25(a)                                                          4,700,000
       2,200,000   California Statewide CDA for Early Education Community
                   Center, 2.95%, 9/1/31(a)                                                              2,200,000
       1,200,000   California Statewide CDA for House Ear Institute COP,
                   2.94%, 12/1/18(a)                                                                     1,200,000
       4,000,000   California Water Department Reserve Powersupply,
                   Series B-3, 2.50%, 5/1/22(a)                                                          4,000,000
       4,600,000   California Water Department Reserve Powersupply,
                   Series C-9, 2.90%, 5/1/22(a)                                                          4,600,000
       2,450,000   California Water Department Reserve Powersupply,
                   Series B-6, 2.93%, 5/1/22(a)                                                          2,450,000
       3,648,000   California Water Department Reserve Powersupply,
                   Series B-4, 2.93%, 5/1/22(a)                                                          3,648,000
       2,500,000   California Water Department Reserve Powersupply,
                   Series C-15 2.83%, 5/1/22(a)                                                          2,500,000
       2,175,000   Chula Vista Charter City for Home Depot, Inc.,
                   2.80%, 12/1/10(a)                                                                     2,175,000
       1,800,000   Contra Costa County MFH for Delta Square Apt.,
                   2.92%, 10/15/29(a)                                                                    1,800,000
       1,000,000   Fremont Calif COP Improvement Financing PJ
                   3.03%, 8/1/30(a)                                                                      1,000,000
       1,400,000   Fremont Calif COP Police Fac Refing Proj,
                   3.03%, 8/1/28(a)                                                                      1,400,000
       2,200,000   Irvine Ranch Calif Wtr Dist, 2.93%, 10/1/10(a)                                        2,200,000
       3,200,000   Irvine Ranch Calif Wtr Dist, 2.89%, 8/1/16(a)                                         3,200,000
       1,300,000   Irvine Calif Impt GOB Act 1915, 2.93%, 9/2/22(a)                                      1,300,000
       2,068,000   Irvine Calif Impt GOB Act 1915, 2.93%, 9/2/24(a)                                      2,068,000
       1,129,000   Irvine Improvement Bond Act of 1915 Assessment
                   District #00-18, Series A, 2.93%, 9/2/26                                              1,129,000
       7,065,000   Long Beach Calif Hbr Rev, Series A, 2.96%, 5/15/27(a)                                 7,065,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   CALIFORNIA -- (CONTINUED)
$      2,400,000   Los Angeles Calif Cmnty Redev Multifamily HSG, Series A,
                   2.95%, 12/1/38(a)                                                              $      2,400,000
       1,100,000   Los Angeles Calif HSG Auth Multifamily,
                   2.92%, 4/15/28(a)                                                                     1,100,000
       2,200,000   Orange County HDC for Capistrano Pointe, Series A,
                   2.92%, 12/1/29(a)                                                                     2,200,000
         700,000   Orange County HDC for Florence Crittendoc Services,
                   2.86%, 3/1/16(a)                                                                        700,000
       4,351,000   Orange County HDC for Niguel Summit Ser B,
                   2.65%, 11/2/09(a)                                                                     4,351,000
         900,000   Orange County HDC for the Lakes Project, Series A,
                   2.92%, 12/1/06(a)                                                                       900,000
         500,000   Orange County HDC for Trabuco Woods, 2.92%, 11/15/28(a)                                 500,000
       1,200,000   Orange County MFH for Heritage, 2.96%, 5/1/22(a)                                      1,200,000
       5,000,000   Orange County Sanitation Authority, 2.90%, 8/1/13(a)                                  5,000,000
       3,400,000   Riverside CFD, Special Tax 88-4, 2.93%, 9/1/14(a)                                     3,400,000
         400,000   Riverside County for Tyler Spring Apartments, Series C,
                   2.92%, 1/15/27(a)                                                                       400,000
       4,000,000   San Francisco Community Facilities for District 4,
                   2.95%, 8/1/31(a)                                                                      4,000,000
       1,500,000   San Francisco MFHR for Filmore Center, Series B-1,
                   1.99%, 12/1/17(a)                                                                     1,500,000
         800,000   San Leandro MFHR, 2.90%, 7/15/18(a)                                                     800,000
       1,458,868   Santa Ana USD, 2.90%, 7/1/15(a)                                                       1,458,868
       3,800,000   Stockton HCF for Dameron Hosp., Series A,
                   2.94%, 12/1/32(a)                                                                     3,800,000
       2,900,000   Turlock Irrigation District for Transportation, Series A,
                   2.93%, 1/1/31(a)                                                                      2,900,000
                                                                                                  ----------------
                                                                                                        97,719,868
                                                                                                  ----------------
                   PUERTO RICO -- 3.8%
       4,000,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                      4,008,378
                                                                                                  ----------------
                   TOTAL INVESTMENTS (COST* $101,728,246)                                96.7%         101,728,246
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                                 (0.0)^             (2,306)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                     (0.0)^               (576)
                   OTHER ASSETS, LESS LIABILITIES                                         3.3            3,476,809
                                                                                        -----     ----------------
                   NET ASSETS                                                           100.0%    $    105,202,173
                                                                                        =====     ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 105,202,173 SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING                                          $           1.00
                                                                                                  ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- CONNECTICUT TAX-EXEMPT FUND

                     SCHEDULE OF INVESTMENTS -- MAY 31, 2005

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   CONNECTICUT -- 79.5%
$      1,900,000   Connecticut DAR for Independent Living, 2.95%, 7/1/15(a)                       $      1,900,000
       1,000,000   Connecticut DAR for Pierce Memorial Baptist,
                   2.94%, 10/1/28(a)                                                                     1,000,000
       1,000,000   Connecticut HEFA for Edgehill Health, Series A,
                   2.84%, 7/1/27(a)                                                                      1,000,000
       1,000,000   Connecticut HEFA for Hotchkiss School, Series A,
                   2.98%, 7/1/30(a)                                                                      1,000,000
         950,000   Connecticut HEFA for Klingberg Family Center,
                   2.91%, 7/1/32(a)                                                                        950,000
       1,000,000   Connecticut HEFA for Yale University, Series T-2,
                   2.85%, 7/1/29(a)(c)                                                                   1,000,000
         930,000   Connecticut HFA, Sub Series D-3, 2.90%, 5/15/18(a)                                      930,000
       2,000,000   Connecticut Special Tax Obligation for Transportation
                   Infrastructure, 3.03%, 9/1/20(a)                                                      2,000,000
       1,800,000   Connecticut State Development Authority for Solid Waste,
                   3.00%, 8/1/23(a)                                                                      1,800,000
       2,300,000   Connecticut State GO, Series 1-A, 3.00%, 2/15/21(a)                                   2,300,000
       1,720,000   Connecticut State GO, Series 97-B, 2.90%, 5/15/14(a)                                  1,720,000
       1,000,000   Hartford Redev. Agency MHR for Underwood Towers Project,
                   2.91%, 6/1/20(a)                                                                      1,000,000
       1,000,000   New Canaan Housing Authority for Village at Waveny Care
                   Center, 2.95%, 1/1/22(a)                                                              1,000,000
       1,000,000   Shelton County HFA for Crosby Commons Project,
                   3.00%, 1/1/31(a)                                                                      1,000,000
                                                                                                  ----------------
                                                                                                        18,600,000
                                                                                                  ----------------
                   PUERTO RICO -- 8.6%
       1,000,000   Puerto Rico Government Development Bank, 2.85%, 12/1/15(a)                            1,000,000
       1,000,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                      1,002,095
                                                                                                  ----------------
                                                                                                         2,002,095
                                                                                                  ----------------
                   TOTAL INVESTMENTS (COST* $20,602,095)                                 88.1%          20,602,095
                   OTHER ASSETS, LESS LIABILITIES                                        11.9            2,784,674
                                                                                        -----     ----------------
                   NET ASSETS                                                           100.0%    $     23,386,769
                                                                                        =====     ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 23,386,769 SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING                                          $           1.00
                                                                                                  ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- CONNECTICUT TAX-EXEMPT FUND

               STATEMENT OF ASSETS AND LIABILITIES -- MAY 31, 2005

                                                                      VALUE
                                                                     (NOTE 1)
                                                                     --------
          ASSETS
          Investments in securities, at value (Cost $20,602,095)   $ 20,602,095
          Cash                                                        2,722,722
          Interest receivable                                            65,154
                                                                   ------------
          Total Assets                                               23,389,971
                                                                   ------------
          LIABILITIES
          Comprehensive management fees payable                           2,562
          Distribution (12b-1) fees payable                                 640
                                                                   ------------
          Total Liabilities                                               3,202
                                                                   ------------
          Net Assets                                               $ 23,386,769
                                                                   ============
          NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
          SHARE, BASED ON 23,386,769 SHARES OF BENEFICIAL
          INTEREST, $.001 PAR VALUE OUTSTANDING                    $       1.00
                                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST -- FLORIDA TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS -- MAY 31, 2005

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- 100.1%
$      1,590,000   Alachua County HFA for Oak Hammock University,
                   2.97%, 10/1/32(a)                                                              $      1,590,000
       2,000,000   Broward County Florida Educational Facs Auth,
                   City College Project, 2.96%, 11/1/31(a)                                               2,000,000
       1,800,000   Broward County HFA for Jacaranda Village Apartments,
                   2.98%, 9/1/22(a)                                                                      1,800,000
       1,600,000   Broward County HFA for Margate Project, 2.98%, 11/1/05(a)                             1,600,000
         905,000   Capital Finance Authority for Glenride Palmer Ranch,
                   2.97%, 6/1/12(a)                                                                        905,000
       1,250,000   Collier County for Cleveland Health Clinic,
                   2.97%, 1/1/35(a)                                                                      1,250,000
       1,625,000   Dade County IDA for Dolphins Stadium, Series C,
                   2.96%, 1/1/16(a)                                                                      1,625,000
         800,000   Dade County IDA for Florida Power & Light,
                   2.99%, 6/1/21(a)                                                                        800,000
       2,200,000   Dade County Water Service, 2.94%, 10/5/22(a)                                          2,200,000
       1,200,000   Duval County HFA for Lighthouse Bay Apartments,
                   2.96%, 12/1/32(a)                                                                     1,200,000
       1,800,000   Florida HFA for Kings Colony, 3.01%, 8/1/06(a)                                        1,800,000
         900,000   Florida HFA for River Oaks, Series 85-TT, 2.98%,
                   12/1/29(a)                                                                              900,000
       2,000,000   Florida HFC Multifamily for Bridgewater Club,
                   2.99%, 6/1/34(a)                                                                      2,000,000
       1,130,000   Florida HFC Multifamily for Magnolia Pointe Apartments,
                   3.02%, 6/1/39(a)                                                                      1,130,000
       2,200,000   Jacksonville Florida District Energy System Series A,
                   2.92%, 10/1/34(a)                                                                     2,200,000
       1,295,000   Lee County IDA for Bonita Community Health Services,
                   Series A, 2.98%, 12/1/29(a)                                                           1,295,000
       1,300,000   Manatee County PCR for Florida Power & Light,
                   2.97%, 9/1/24(a)                                                                      1,300,000
       3,600,000   Miami Dade County IDA for Airis Miami LLC, Series A,
                   3.00%, 10/15/25(a)                                                                    3,600,000
       1,185,000   Orange County YMCA, Series A, 3.01%, 5/1/27(a)                                        1,185,000
       1,500,000   Palm Beach County for Morse Obligation Group,
                   2.99%, 5/1/33(a)                                                                      1,500,000
         500,000   Palm Beach County for Norton Gallery School of Art,
                   2.98%, 5/1/30(a)                                                                        500,000
       1,700,000   Palm Beach County for Raymond F Kravis Center Project,
                   2.90%, 7/1/32(a)                                                                      1,700,000
       2,200,000   Palm Beach County for School Board, Series B,
                   2.95%, 8/1/27(a)                                                                      2,200,000
       1,100,000   Pinellas County HFA, 2.97%, 11/1/15(a)                                                1,100,000
       1,800,000   Pinellas County MFH for Foxbridge Apartments, Series A,
                   2.94%, 6/15/25(a)                                                                     1,800,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
$      2,000,000   Port Orange for Palmer College, 2.96%, 10/1/32(a)                              $      2,000,000
         680,000   Putnam County Dev. Authority PCR for Florida Power & Light,
                   2.97%, 9/1/24(a)                                                                        680,000
         200,000   Seminole County IDA HCF for Florida Living Nursing,
                   3.16%, 2/1/11(a)                                                                        200,000
         400,000   University of North Florida Capital Improvements Project,
                   3.06%, 11/1/24(a)                                                                       400,000
         700,000   Volusia County IDR for Easter Seal Society of Volusia,
                   3.07%, 9/1/21(a)                                                                        700,000
                                                                                                  ----------------
                   TOTAL INVESTMENTS (COST* $43,160,000)                                100.1%          43,160,000
                   DUE TO CUSTODIAN                                                      (0.4)            (181,579)
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                                 (0.0)^             (4,763)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                     (0.0)^             (1,191)
                   OTHER ASSETS                                                           0.3              121,052
                                                                                        -----     ----------------
                   NET ASSETS                                                           100.0%    $     43,093,519
                                                                                        =====     ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                   SHARE, BASED ON 43,093,519 SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING.                                         $           1.00
                                                                                                  ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST -- MASSACHUSETTS TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS -- MAY 31, 2005

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- 96.8%
                   MASSACHUSETTS -- 93.2%
$        800,000   Massachusetts DFA for Briarwood Retirement, Series A,
                   2.95%, 1/1/35(a)                                                               $        800,000
       1,000,000   Massachusetts DFA for Brooksby Village Project,
                   2.95%, 7/1/32(a)                                                                      1,000,000
         700,000   Massachusetts DFA for Jewish Geriatric Services,
                   2.97%, 5/15/34(a)                                                                       700,000
         800,000   Massachusetts DFA for Jewish High School Project,
                   1.95%, 6/1/32(a)                                                                        800,000
         800,000   Massachusetts DFA for Smith College, 2.91%, 7/1/24(a)(c)                                800,000
         600,000   Massachusetts DFA IDR for Ocean Spray Cranberries,
                   2.96%, 10/15/11(a)                                                                      600,000
       2,750,000   Massachusetts GO, Series 97-B, 2.93%, 9/1/16(a)                                       2,750,000
         135,000   Massachusetts HEFA for Becker College, Series A-2,
                   3.04%, 7/1/09(a)                                                                        135,000
         700,000   Massachusetts HEFA for Berklee College of Music,
                   Series B, 2.85%, 10/1/27(a)                                                             700,000
         900,000   Massachusetts HEFA for Cap Asset Program, Series E,
                   2.98%, 1/1/35(a)                                                                        900,000
       1,000,000   Massachusetts HEFA for Harvard University, Series Y,
                   2.76%, 7/1/35(a)(c)                                                                   1,000,000
       1,000,000   Massachusetts HEFA for Massachusetts Institute of Technolgy,
                   Series J-2, 2.81%, 7/1/31(a)(c)                                                       1,000,000
       1,100,000   Massachusetts HEFA for Wellesley College, Series E,
                   2.93%, 7/1/22(a)(c)                                                                   1,100,000
         800,000   Massachusetts HEFA for Williams College, Series E,
                   2.97%, 8/1/14(a)(c)                                                                     800,000
         700,000   Massachusetts HFA for Multifamily Housing,
                   2.95%, 1/15/10(a)                                                                       700,000
         680,000   Massachusetts HFA for Single Family,
                   2.98%, 12/1/30(a)                                                                       680,000
         875,000   Massachusetts IFA for Lowell Mills Association, Series 95,
                   3.04%, 12/1/20(a)                                                                       875,000
       1,200,000   Massachusetts WRA, Series C, 3.05%, 8/1/20(a)                                         1,200,000
         700,000   Massachusetts WRA, Series 99-B, 2.90%, 8/1/28(a)                                        700,000
         600,000   Massachusetts WRA, Series B, 2.95%, 4/1/28(a)                                           600,000
         800,000   Massachusetts WRA, Series C, 2.95%, 8/1/37(a)                                           800,000
       1,200,000   Massachusetts WRA, Series D, 2.97%, 8/1/17(a)                                         1,200,000
         800,000   Massachusetts WSR, Series A, 2.90%, 11/1/24(a)                                          800,000
                                                                                                  ----------------
                                                                                                        20,640,000
                                                                                                  ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   PUERTO RICO -- 3.6%
$        800,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                               $        801,676

                   TOTAL INVESTMENTS (COST* $21,441,676)                                 96.8%          21,441,676
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                                 (0.0)^               (607)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                     (0.0)^             (2,429)
                   OTHER ASSETS, LESS LIABILITIES                                         3.2              713,941
                                                                                        -----     ----------------
                   NET ASSETS                                                           100.0%    $     22,152,581
                                                                                        =====     ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                   PER SHARE, BASED ON 22,152,581 SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING                                          $           1.00
                                                                                                  ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST -- MICHIGAN TAX-EXEMPT FUND

                     SCHEDULE OF INVESTMENTS -- MAY 31, 2005

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- 94.4%
                   MICHIGAN -- 84.5%
$        753,000   Detroit EDC for Water Front Reclamation, Series A,
                   2.96%, 5/1/09(a)                                                               $        753,000
         125,000   Detroit EDC for Water Front Reclamation, Series C,
                   3.11%, 5/1/09(a)                                                                        125,000
       1,500,000   Detroit Mich Sew Disp Rev Var, Series B,
                   2.97%, 7/1/33(a)                                                                      1,500,000
         600,000   Garden City Hospital Finance Authority, Series 96-A,
                   3.01%, 9/1/26(a)                                                                        600,000
       1,400,000   Jackson County for Vista Grande Villa, Series A,
                   2.98%, 11/1/31(a)                                                                     1,400,000
         800,000   Michigan HDA for Berrien Woods, Series A,
                   3.07%, 7/1/32(a)                                                                        800,000
         800,000   Michigan HDA for Parks of Taylor Apt., Series A,
                   2.97%, 8/15/32(a)                                                                       800,000
       1,100,000   Michigan HDA for Pine Ridge Oblig. Ltd.,
                   3.00%, 10/1/07(a)                                                                     1,100,000
         100,000   Michigan HDA Oblig Rev Nonprofit HSG, 3.00%,
                   6/1/25(a)                                                                               100,000
         800,000   Michigan HDA, Series B, 2.95%, 4/1/19(a)                                                800,000
       1,525,000   Michigan State University Revenue, Series A,
                   2.97%, 8/15/32(a)                                                                     1,525,000
         800,000   Michigan Strategic Fund for Haven Christian Services,
                   2.99%, 11/15/34(a)                                                                      800,000
       1,360,000   Michigan Strategic Fund for Henry Ford Museum Village,
                   2.97%, 12/1/33(a)                                                                     1,360,000
         800,000   Michigan Strategic Fund for M&P Cap LLC, Series A,
                   3.05%, 6/1/34(a)                                                                        800,000
         800,000   Michigan Strategic Fund for Peachwood Center Association,
                   2.96%, 6/1/16(a)                                                                        800,000
         800,000   Wayne Charter Cnty Michigan Airport, Series A,
                   2.99%, 12/1/32(a)                                                                       800,000
                                                                                                  ----------------
                                                                                                        14,063,000
                                                                                                  ----------------
                   PUERTO RICO -- 9.9%
         300,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                        300,628
         540,000   Puerto Rico Government Development Bank,
                   2.52%, 12/1/15(a)                                                                       540,000
         800,000   Puerto Rico Highway & Transportation Authority, Series A,
                   2.90%, 7/1/28(a)                                                                        800,000
                                                                                                  ----------------
                                                                                                         1,640,628
                                                                                                  ----------------
                   TOTAL INVESTMENTS (COST* $15,703,628)                                 94.4%          15,703,628
                   OTHER ASSETS, LESS LIABILITIES                                         5.6              928,622
                                                                                        -----     ----------------
                   NET ASSETS                                                           100.0%    $     16,632,250
                                                                                        =====     ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST -- MICHIGAN TAX-EXEMPT FUND

               STATEMENT OF ASSETS AND LIABILITIES -- MAY 31, 2005

                                                                      VALUE
                                                                     (NOTE 1)
                                                                     --------
          ASSETS
          Investments in securities, at value (Cost $15,703,628)   $ 15,703,628
          Cash                                                          882,471
          Interest receivable                                            48,561
                                                                   ------------
          Total Assets                                               16,634,660
                                                                   ------------
          LIABILITIES
          Comprehensive management fees payable                           1,830
          Distribution (12b-1) fees payable                                 580
                                                                   ------------
          Total Liabilities                                               2,410
                                                                   ------------
          Net Assets                                               $ 16,632,250
                                                                   ============
          NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
          SHARE, BASED ON 16,632,250 SHARES OF BENEFICIAL
          INTEREST, $.001 PAR VALUE OUTSTANDING                    $       1.00
                                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST -- NEW JERSEY TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS -- MAY 31, 2005

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- 99.5%
                   NEW JERSEY -- 93.9%
$      2,000,000   Atlantic County Pooled Government Loan Program,
                   2.93%, 7/1/26(a)                                                               $      2,000,000
       1,600,000   Hudson County NJ Impt Auth, 2.90%, 7/15/26(a)                                         1,600,000
       2,000,000   Jersey City IDA for Dixon Mills Apartments,
                   2.93%, 5/15/30(a)                                                                     2,000,000
       2,000,000   New Jersey EDA for Bayonne Dock, 2.95%, 12/1/27(a)                                    2,000,000
       1,915,000   New Jersey EDA for Church & Dwight, 2.96%, 12/1/08(a)                                 1,915,000
         880,000   New Jersey EDA for Economic Growth, Series F,
                   2.97%, 8/1/14(a)                                                                        880,000
         400,000   New Jersey EDA for Foreign Trade, Series 98,
                   3.00%, 12/1/07(a)                                                                       400,000
       2,000,000   New Jersey EDA for Geriatrics Housing Services Series P-J,
                   2.94% 11/1/31(a)                                                                      2,000,000
       2,000,000   New Jersey EDA for International Drive Partners,
                   2.97%, 9/1/05(a)                                                                      2,000,000
       2,300,000   New Jersey EDA for Newark Container LLC, 2.99%,
                   7/1/30(a)                                                                             2,300,000
       2,000,000   New Jersey EDA for RBJ Associates, ERN, 2.93%,
                   8/1/08(a)                                                                             2,000,000
       2,000,000   New Jersey EDA for SCH Princeton Project,
                   2.93%, 11/1/34(a)(c)                                                                  2,000,000
       1,400,000   New Jersey EDA for Stolt haven Proj, Series A,
                   2.88%, 1/15/18(a)                                                                     1,400,000
       4,000,000   New Jersey EDA for Thermal Marina Energy LLC, Series A,
                   2.92%, 9/1/31(a)                                                                      4,000,000
       2,135,000   New Jersey EFA for Princeton University, Series B,
                   2.90%, 7/1/22(a)                                                                      2,135,000
       1,400,000   New Jersey HCF Financing Authority Revenue, Series B,
                   2.89%, 7/1/35(a)                                                                      1,400,000
         600,000   New Jersey HCF Financing Authority Revenue, Series A,
                   2.94%, 7/1/31(a)                                                                        600,000
       4,045,000   New Jersey Sports Authority Expo, Series C, 2.90%,
                   9/1/24(a)                                                                             4,045,000
       2,000,000   New Jersey Turnpike Authority, Series 91-D, 2.93%,
                   1/1/18(a)                                                                             2,000,000
       2,000,000   New Jersey Turnpike Authority, Series C-1, 2.95%,
                   1/1/24(a)                                                                             2,000,000
       3,600,000   Port Authority of New York & New Jersey Special Obligation
                   Revenue, 2.96%, 8/1/24(a)                                                             3,600,000
                                                                                                  ----------------
                                                                                                        42,275,000
                                                                                                  ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   PUERTO RICO -- 5.6%
$      2,500,000   Puerto Rico Commonwealth TRAN 3.00%, 7/29/05(b)                                $      2,505,236
                                                                                                  ----------------
                   TOTAL INVESTMENTS (COST* $48,780,236)                                 99.5%          44,780,236
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                                 (0.0)^             (4,943)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                     (0.0)^             (1,236)
                   OTHER ASSETS                                                           0.5              215,027
                                                                                        -----     ----------------
                   NET ASSETS                                                           100.0%    $     44,989,084
                                                                                        =====     ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION
                   PRICE PER SHARE, BASED ON 44,989,084 SHARES
                   OF BENEFICIAL INTEREST, $.001 PAR VALUE
                   OUTSTANDING                                                                    $           1.00
                                                                                                  ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                RESERVE TAX-EXEMPT TRUST -- OHIO TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS -- MAY 31, 2005

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- 97.5%
                   OHIO -- 94.9%
$      1,800,000   Akron Bath Copley HDR for Summa Health System, Series B,
                   3.00%, 11/1/34(a)                                                              $      1,800,000
         375,000   Allen County HCF for Mennonite Home, 2.97%, 2/1/18(a)                                   375,000
         800,000   Butler County HCF for Lifesphere, 2.97%, 5/1/27(a)                                      800,000
         500,000   Centerville HCR for Bethany Lutheran, 3.02%, 5/1/08(a)                                  500,000
         400,000   Cleveland Airport Systems Revenue, Series C,
                   2.99%, 1/1/27(a)                                                                        400,000
         200,000   Clinton County for Wilmington Airport, 2.97%, 6/1/11(a)                                 200,000
         490,000   Cuyahoga County for S&R Playhouse, 2.30%, 12/1/09(a)                                    490,000
         700,000   Cuyahoga County HCF for Devon Oaks, 2.97%, 2/1/34(a)                                    700,000
         700,000   Cuyahoga County HRB EDA for Cleveland Botanical Gardens,
                   3.01%, 7/1/31(a)                                                                        700,000
       1,400,000   Evandale County IDR for SHV Realty Inc., 3.05%, 9/1/15(a)                             1,400,000
         290,000   Franklin County Community HRB Network, 2.95%, 12/1/20(a)                                290,000
         600,000   Franklin County Hospital Revenue for U.S. Health Corp.,
                   Series A, 2.95%, 12/1/21(a)                                                             600,000
         100,000   Franklin County MHR for Housing Network, 2.98%, 12/1/20(a)                              100,000
         735,000   Greene County IDA for Fairview, Series B, 2.91%, 1/1/11(a)                              735,000
         300,000   Jackson County for Leoni Project, 2.99%, 12/1/14(a)                                     300,000
         805,000   Hamilton County HRB for Alliance Health, Series A,
                   2.85%, 1/1/18(a)                                                                        805,000
       1,500,000   Licking County HCF, 2.97%, 11/1/33(a)                                                 1,500,000
         350,000   Middleburgh Heights HRB for Southwest General Health,
                   3.01%, 8/15/22(a)                                                                       350,000
         700,000   Ohio Air Quality DAR for Columbus Southern, Series C,
                   2.98%, 12/1/38(a)                                                                       700,000
       1,500,000   Ohio Air Quality DAR PCR for Ohio Edison, Series C,
                   2.98%, 6/1/23(a)                                                                      1,500,000
         600,000   Ohio State Higher Educational Facility Revenue for
                   Ashland Univ. 3.01%, 9/1/24(a)                                                          600,000
         700,000   Ohio WDA PCR for Cleveland Electric, Series B,
                   2.98%, 8/1/20(a)                                                                        700,000
       1,700,000   Paulding County Waste Disposal for Lafarge Corporation,
                   2.92%, 8/1/26(a)                                                                      1,700,000
         800,000   Toledo City Services Special Assessment,
                   2.98%, 12/1/06(a)                                                                       800,000
                                                                                                  ----------------
                                                                                                        18,045,000
                                                                                                  ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   PUERTO RICO -- 2.6%
$        500,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(a)                               $        501,047

                   TOTAL INVESTMENTS (COST* $18,546,047)                                 97.5%          18,546,047
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                                 (0.0)^             (2,090)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                     (0.0)^               (523)
                   OTHER ASSETS                                                           2.5              480,552
                                                                                        -----     ----------------
                   NET ASSETS                                                           100.0%    $     19,023,986
                                                                                        =====     ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                   PER SHARE BASED ON 19,023,986 SHARES OF
                   BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                               $           1.00
                                                                                                  ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST -- PENNSYLVANIA TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS -- MAY 31, 2005

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- 98.0%
                   PENNSYLVANIA -- 93.5%
$         50,000   Allegheny HDA for Dialysis Clinic, 2.96%, 12/1/19(a)                           $         50,000
         285,000   Allegheny HDA for Presbyterian University Hospital, Series B-3,
                   2.96%, 3/1/18(a)                                                                        285,000
       1,800,000   Allegheny IDA for UPMC Health Systems, Series C,
                   2.98%, 3/1/15(a)                                                                      1,800,000
         200,000   Berks County IDR for Visiting Nurse Services, Series A,
                   3.07%, 12/1/15(a)                                                                       200,000
         745,000   Berks County IDR for Visiting Nurse Services, Series A,
                   3.22%, 12/1/15(a)                                                                       745,000
       2,000,000   Blair County IDR for Village of Penn State, Series C,
                   2.89%, 1/1/11(a)                                                                      2,000,000
       1,570,000   Bucks County IDA, 2.96%, 5/1/33(a)                                                    1,570,000
       4,000,000   Bucks County IDA, 3.05%, 7/1/15(a)                                                    4,000,000
         459,000   Chartiers Valley IDR, 2.99%, 8/1/07(a)                                                  459,000
       1,535,000   Chester County HEFA for Simpsons Meadows,
                   2.99%, 10/1/30(a)                                                                     1,535,000
       1,000,000   Delaware County IDA for Scotfoam Corp., 2.80%,
                   10/1/05(a)                                                                            1,000,000
         700,000   Delaware County IDR for Sun, Inc., 2.98%, 11/1/33(a)                                    700,000
         300,000   Delaware Valley Finance Authority, Series A, 2.96%,
                   12/1/17(a)                                                                              300,000
       1,700,000   Delaware Valley Finance Authority, Series B, 2.96%,
                   12/1/20(a)                                                                            1,700,000
       2,000,000   Emmaus General Authority Revenue, Series G, 3.00%,
                   3/1/24(a)                                                                             2,000,000
         700,000   Lawrence County IDA for Var Villa Maria PJ., 2.98%,
                   7/1/33(a)                                                                               700,000
       2,000,000   Lebanon County HCF for ECC Retirement Village,
                   3.01%, 10/15/25(a)                                                                    2,000,000
       2,000,000   Lehigh County IDA, 3.05%, 12/1/15(a)                                                  2,000,000
         430,000   Montgomery County IDR for Girl Scouts of Southeastern PA,
                   3.07%, 2/1/25(a)                                                                        430,000
       2,000,000   Montgomery County Multifamily for Forge Gate, Series A,
                   2.92%, 8/15/31(a)                                                                     2,000,000
       2,840,000   Pennsylvania EDA for B & W Ebensburg Project,
                   2.99%, 12/1/11(a)                                                                     2,840,000
         460,000   Pennsylvania HEFA for Temple University, 2.93%,
                   10/1/09(a)                                                                              460,000
       2,000,000   Pennsylvania HEFA for Temple University, 2.99%,
                   6/1/29(a)                                                                             2,000,000
         495,000   Philadelphia Housing Revenue Authority, Series A,
                   3.02%, 6/1/25(a)                                                                        495,000
       1,715,000   Philadelphia IDR for Fox Chase Cancer Center Project,
                   2.98%, 7/1/25(a)                                                                      1,715,000
       1,600,000   Quakertown Pennsylvania General Authority Revenue,
                   2.95%, 7/1/05(a)                                                                      1,600,000
       2,000,000   Quakertown Pennsylvania General Authority Revenue,
                   2.95%, 7/1/26(a)                                                                      2,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   PENNSYLVANIA -- (CONTINUED)
$      3,940,000   Schuylkill County IDA for Northeastern Power,
                   2.98%, 12/1/22(a)                                                              $      3,940,000
       1,275,000   Wilkins Area IDA for Fairview Extended Care,
                   Series B, 2.91%, 1/1/21(a)                                                            1,275,000
                                                                                                  ----------------
                                                                                                        41,799,000
                                                                                                  ----------------
                   PUERTO RICO -- 4.5%
       2,000,000   Puerto Rico Commonwealth TRAN, 3.00%,7/29/05(b)                                       2,004,189
                                                                                                  ----------------
                   TOTAL INVESTMENTS (COST* $43,803,189)                                 98.0%          43,803,189
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                                 (0.0)^            (21,853)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                     (0.0)^             (5,463)
                   OTHER ASSETS, LESS LIABILITIES                                         2.0              917,492
                                                                                        -----     ----------------
                   NET ASSETS                                                           100.0%    $     44,693,365
                                                                                        =====     ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                   PER SHARE, BASED ON 44,693,365 SHARES OF
                   BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING                               $           1.00
                                                                                                  ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST -- VIRGINIA TAX EXEMPT FUND

                     SCHEDULE OF INVESTMENTS -- MAY 31, 2005

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- 80.2%
                   VIRGINIA -- 73.6%
$      1,000,000   Alexandria County IDA for Goodwin House, 2.98%,
                   10/1/35(a)                                                                     $      1,000,000
         170,000   Alexandria County IDR, Pooled Loan Program, Series A,
                   2.96%, 7/1/26(a)                                                                        170,000
       1,130,000   Arlington County for Ballston Public Parking,
                   2.77%, 8/1/17(a)                                                                      1,130,000
         265,000   Charlottesville IDA for Seminole, Series B,
                   3.00%, 12/1/13(a)                                                                       265,000
         600,000   Hampton MFH for Avalon, 1.65%, 6/15/26(a)                                               600,000
         600,000   Hampton MFH for Shoreline Apartments, 2.98%, 12/1/19(a)                                 600,000
         335,000   Hanover County IDA for Covenent Woods, 3.00%, 7/1/29(a)                                 335,000
       1,100,000   Henrico County EDA for Westminster Centerbury, Series B,
                   2.97%, 7/1/08(a)                                                                      1,100,000
       1,095,000   James City and County IDA for Chambrel,
                   2.97%, 11/15/32(a)                                                                    1,095,000
         900,000   Norfolk IDR for Hospital Facilities - Children,
                   2.96%, 6/1/20(a)                                                                        900,000
       1,100,000   Peninsula Port Authority for Dominion Terminal,
                   2.97%, 7/1/16(a)                                                                      1,100,000
         600,000   Portsmouth Redev & HSG - Multifamily, 3.02%, 6/1/30(a)                                  600,000
         600,000   Richmond IDA for Cogentrix of Richmond Proj A,
                   3.02%, 12/1/17(a)                                                                       600,000
         600,000   University of Virginia Revenue, Series A,
                   2.98%, 6/1/34(a)(c)                                                                     600,000
                                                                                                  ----------------
                                                                                                        10,095,000
                                                                                                  ----------------
                   PUERTO RICO -- 6.6%
         600,000   Puerto Rico Highway & Transportation Authority, Series A,
                   2.90%, 7/1/28(a)                                                                        600,000
         300,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                        300,628
                                                                                                  ----------------
                                                                                                           900,628
                                                                                                  ----------------
                   TOTAL INVESTMENTS (COST* $10,995,628)                                 80.2%          10,995,628
                   OTHER ASSETS, LESS LIABILITIES                                        19.8            2,709,970
                                                                                        -----     ----------------
                   NET ASSETS                                                           100.0%    $     13,705,598
                                                                                        =====     ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST -- VIRGINIA TAX EXEMPT FUND

               STATEMENT OF ASSETS AND LIABILITIES -- MAY 31, 2005

                                                                      VALUE
                                                                     (NOTE 1)
                                                                     --------
          ASSETS
          Investments in securities, at value (Cost $10,995,628)   $ 10,995,628
          Cash                                                        2,678,478
          Interest receivable                                            33,356
                                                                   ------------
          Total Assets                                               13,707,462
                                                                   ------------
          LIABILITIES
          Comprehensive management fees payable                           1,491
          Distribution (12b-1) fees payable                                 373
                                                                   ------------
          Total Liabilities                                               1,864
                                                                   ------------
          Net Assets                                               $ 13,705,598
                                                                   ============
          NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
          SHARE, BASED ON 13,705,598 SHARES OF BENEFICIAL
          INTEREST, $.001 PAR VALUE OUTSTANDING                    $       1.00
                                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST -- NEW YORK TAX-EXEMPT FUND

                     STATEMENT OF NET ASSETS -- MAY 31, 2005

    PRINCIPAL                                                                                           VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- 99.1%
                   NEW YORK -- 94.5%
$      3,700,000   Cattarausus County IDA for YMCA, 3.03%, 9/1/28(a)                              $      3,700,000
       1,625,000   Franklin County IDA Civic Facility for Trudeau Institute,
                   2.91%, 12/1/20(a)                                                                     1,625,000
       5,500,000   Jay Street Development Corp., Series A-1, 2.94%, 5/1/22(a)                            5,500,000
       3,300,000   Jay Street Development Corp., Series A-3, 2.94%, 5/1/21(a)                            3,300,000
       6,000,000   Long Island Power Authority Electric System Revenue,
                   Series 7-A, 2.87%, 4/1/25(a)                                                          6,000,000
       1,500,000   Monroe County for St. Ann's Home, 2.94%, 7/1/30(a)                                    1,500,000
      13,000,000   New York City DAR for Greenwich LLC, Series ,
                   2.93% - 2.94% 12/1/39(a)                                                             13,000,000
       6,050,000   New York City GO, Series A-1, 1.80%, 3/13/20(a)                                       6,050,000
       3,000,000   New York City GO, Series A-2, 2.90%, 8/1/31(a)                                        3,000,000
       2,595,000   New York City GO, Series A-4, 2.95%, 8/1/21(a)                                        2,595,000
       6,500,000   New York City GO, Series A-5, 2.96%, 8/1/31(a)                                        6,500,000
       1,200,000   New York City GO, Series A-7, 2.94%, 8/1/20(a)                                        1,200,000
       3,045,000   New York City GO, Series B-8, 2.94%, 8/15/24(a)                                       3,045,000
       2,800,000   New York City GO, Series C-4, 2.90%, 8/1/20(a)                                        2,800,000
       3,000,000   New York City GO, Series F-4, 2.94%, 2/15/20(a)                                       3,000,000
         950,000   New York City GO, Series F-5, 2.94%, 2/15/16(a)                                         950,000
       7,500,000   New York City GO, Series H-2, 2.90%, 8/1/10(a)                                        7,500,000
       3,900,000   New York City HDC for Monterey, Series A,
                   2.92%, 11/15/19(a)                                                                    3,900,000
       1,000,000   New York City IDA for Abraham Joshua Heschel,
                   2.99%, 4/1/32(a)                                                                      1,000,000
       5,300,000   New York City IDA for American Society for Technion,
                   2.92%, 10/1/33(a)                                                                     5,300,000
       2,900,000   New York City IDA for Childrens Oncology Society,
                   2.95%, 5/1/21(a)                                                                      2,900,000
       1,415,000   New York City IDA for Church of the Heavenly Rest,
                   2.94%, 7/1/21(a)                                                                      1,415,000
      10,400,000   New York City IDA for Korean Airlines, Series A,
                   2.97%, 11/1/24(a)                                                                    10,400,000
       3,900,000   New York City Muni Water, Series C-1, 2.95%, 6/15/18(a)                               3,900,000
       7,900,000   New York City WSA Rev, 2.93%, 6/15/25(a)                                              7,900,000
       2,000,000   New York State HFA for 10 Liberty Street,
                   2.92%, 11/1/35(a)                                                                     2,000,000
       3,600,000   New York State HFA for Liberty View, Series A,
                   2.92%, 11/15/19(a)                                                                    3,600,000
       1,780,000   New York State HFA for Normandie Court, Series I,
                   2.92%, 5/15/15(a)                                                                     1,780,000
       4,900,000   New York State HFA, Series C, 2.94%, 3/15/26(a)                                       4,900,000
       6,540,000   New York State LGAC., Series C, D, E & F,
                   2.88% - 2.93%, 4/1/25(a)                                                              6,540,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                          VALUE
     AMOUNT                                                                                            (NOTE 1)
    ---------                                                                                          --------
                   TAX-EXEMPT OBLIGATIONS -- (CONTINUED)
                   NEW YORK -- (CONTINUED)
$      6,000,000   New York State R&D Con Ed, Series C-2, 3.00%,
                   11/1/39(a)                                                                     $      6,000,000
       6,000,000   Port Authority of New York & New Jersey Obligation
                   Revenue, 2.96%, 6/1/20 (a)                                                            6,000,000
       3,810,000   Schenectady County IDA for Sunnyview Hospital & Rehab.,
                   Series A, 2.98%, 8/1/33(a)                                                            3,810,000
       4,760,000   Tompkins County IDA for KendalIthaca Community Care,
                   Series B, 2.96%, 7/1/24(a)                                                            4,760,000
       4,500,000   Triborough Bridge & Tunnel Authority, Series C,
                   2.92%, 1/1/33(a)                                                                      4,500,000
       3,600,000   Yonkers IDA Civic Facility for Consumers Union,
                   2.98%, 7/1/21(a)                                                                      3,600,000
                                                                                                  ----------------
                                                                                                       155,470,000
                                                                                                  ----------------
                   PUERTO RICO -- 4.6%
       7,500,000   Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)                                      7,515,709

                   TOTAL INVESTMENTS (COST* $162,985,709)                                99.1%         162,985,709
                   COMPREHENSIVE MANAGEMENT FEES PAYABLE                                 (0.0)^             (3,604)
                   DISTRIBUTION (12b-1) FEES PAYABLE                                     (0.0)^               (901)
                   OTHER ASSETS                                                           0.9            1,441,766
                                                                                        -----     ----------------
                   NET ASSETS                                                           100.0%    $    164,422,970
                                                                                        =====     ================
                   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                   PER SHARE BASED ON 164,422,970 SHARES OF BENEFICIAL
                   INTEREST, $.001 PAR VALUE OUTSTANDING                                          $           1.00
                                                                                                  ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                           SECURITY TYPE ABBREVIATIONS

CDA    -- Community Development Authority
CFD    -- Community Facility District
COP    -- Certificate of Participation
DAR    -- Development Authority Revenue Bonds
DFA    -- Development Finance Agency
ECC    -- Evangelical Congregation Church
EDA    -- Economic Development Authority Revenue Bonds
EDC    -- Economic Development Corporation
EFA    -- Education Facilities Authority
ERN    -- Economic Recovery Notes
GOB    -- General Obligation Bonds
HCF    -- Health Care Facilities Revenue Bonds
HDA    -- Hospital Development Authority
HDC    -- Housing Development Corporation Bonds
HDR    -- Hospital District Revenue Bond
HEFA   -- Health & Education Facilities Authority
HFA    -- Housing Finance Authority Revenue Bonds
HFC    -- Housing Finance Corporation
HRB    -- Hospital Revenue Bonds
IDA    -- Industrial Development Authority Revenue Bonds
IDR    -- Industrial Development Agency Revenue Bonds
IFA    -- Industrial Finance Authority
LGAC   -- Local Government Assistance Corp.
MFH    -- Multifamily Housing Revenue Bonds
MFHR   -- Multifamily Facilities Housing Revenue Bonds
MHR    -- Multifamily Housing Revenue Bonds
MWFA   -- Municipal Water Finance Authortiy
PCR    -- Pollution Control Revenue Bonds
PFA    -- Public Finance Authority
TRAN   -- Tax Revenue Anticipation Notes
USD    -- United School District
WDA    -- Water Development Authority
WRA    -- Water Resource Authority
WSR    -- Water & Sewer System Revenue Bonds

----------
(a) Variable rate securities. The interest rates shown are as reported on May 31, 2005, and are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements.
(c)  Obligations of Educational Facilities.
* The cost of the investments for federal income tax purposes is the same as the cost for financial reporting purposes.
^    Amount is less than 0.05%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  (This page has been left blank intentionally)

                                THE RESERVE FUND

                            STATEMENTS OF OPERATIONS

                         FOR THE YEAR ENDED MAY 31, 2005

                                                                         U.S.               U.S.
                                                    PRIMARY           GOVERNMENT          TREASURY
                                                      FUND               FUND               FUND
                                                ---------------    ---------------    ---------------
INTEREST INCOME (Note 1)                        $   319,965,172    $    29,190,551    $     8,789,712
                                                ---------------    ---------------    ---------------

EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
   Class R                                           47,952,500          7,117,229          2,838,341
   Class 95                                             121,855                 --                 --
   Class 75                                             330,384                 --             15,799
   Class 70                                             115,929                 --                 --
   Class Treasurer's Trust                            3,107,789            317,136            544,421
   Class 45                                              69,060              1,428                 44
   Class 35                                              18,356                 --                 --
   Class 25                                           1,891,402            115,667                 62
   Class 20                                             468,406                 --                 --
   Class 15                                             209,059                153                 --
   Class 12                                             560,662             10,283                 --^^
   Class 8                                            6,916,439            344,986             35,067
  DISTRIBUTION (12b-1) FEES:
   Class R                                           11,988,125          1,779,307            709,585
   Class 95                                              32,495                 --                 --
   Class 75                                             120,139                 --              5,746
   Class 70                                              46,371                 --                 --
  INTEREST EXPENSE                                      233,015             14,549              3,910
  TRUSTEE FEES                                          256,383             18,242              7,190
                                                ---------------    ---------------    ---------------

     Total expenses before waiver                    74,438,369          9,718,980          4,160,165
     Less: expenses waived (Note 2)                    (486,130)              (103)           (43,780)
                                                ---------------    ---------------    ---------------
     Net Expenses                                    73,952,239          9,718,877          4,116,385
                                                ---------------    ---------------    ---------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                           $   246,012,933    $    19,471,674    $     4,673,327
                                                ===============    ===============    ===============

----------
^^    Amount is less than $0.50.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                             PRIMARY FUND
                                                --------------------------------------
                                                    YEAR ENDED           YEAR ENDED
                                                   MAY 31, 2005         MAY 31, 2004
                                                -----------------    -----------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
   Net investment income                        $     246,012,933    $     108,812,713
                                                -----------------    -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
   Class R                                            (60,193,544)          (6,448,257)
   Class 95                                              (162,324)             (14,173)
   Class 75                                              (798,945)             (26,619)
   Class 70                                              (292,321)             (53,262)
   Class Treasurer's Trust                             (7,738,103)          (2,447,763)
   Class 45                                              (241,762)             (79,438)
   Class 35                                               (78,301)             (20,638)
   Class 25                                           (12,495,241)         (13,446,891)
   Class 20                                            (4,365,852)                  --^^
   Class 15                                            (2,191,068)          (1,362,603)
   Class 12                                            (8,474,690)          (1,932,007)
   Class 8                                           (148,980,782)         (82,981,062)
                                                -----------------    -----------------
Total dividends to shareholders                      (246,012,933)        (108,812,713)
                                                -----------------    -----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                   250,951,076,104      164,426,231,342
   Dividends reinvested                               194,280,930          108,812,713
   Cost of shares redeemed                       (258,598,498,567)    (159,155,546,516)
                                                -----------------    -----------------
                                                   (7,453,141,533)       5,379,497,539
                                                -----------------    -----------------
   Net increase (decrease) in net assets           (7,453,141,533)       5,379,497,539

NET ASSETS:
   Beginning of year                               19,657,333,995       14,277,836,456
                                                -----------------    -----------------
   End of year                                  $  12,204,192,462    $  19,657,333,995
                                                =================    =================

----------
^^    Amount is less than $0.50.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                          U.S. GOVERNMENT FUND                       U.S. TREASURY FUND
                                                 --------------------------------------    --------------------------------------
                                                     YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                                    MAY 31, 2005         MAY 31, 2004         MAY 31, 2005        MAY 31, 2004
                                                 -----------------    -----------------    -----------------    -----------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
   Net investment income                         $      19,471,674    $       3,332,736    $       4,673,327    $       1,449,240
                                                 -----------------    -----------------    -----------------    -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
   Class R                                              (9,219,775)            (867,803)          (2,829,445)            (316,627)
   Class 95                                                     --                   --                   --                   --
   Class 75                                                     --                   --              (39,853)                  --
   Class 70                                                     --                   --                   --                   --
   Class Treasurer's Trust                                (864,601)             (46,329)          (1,064,044)            (995,194)
   Class 45                                                 (7,493)              (7,530)                (139)                 (44)
   Class 35                                                     --                   --                   --                   --
   Class 25                                               (667,016)            (375,764)                (408)                 (58)
   Class 20                                                     --                   --                   --                   --
   Class 15                                                 (1,915)                (943)                  --                   --
   Class 12                                               (181,994)                (340)                 (--)^^               (--)^^
   Class 8                                              (8,528,880)          (2,034,027)            (739,438)            (137,317)
                                                 -----------------    -----------------    -----------------    -----------------
Total dividends to shareholders                        (19,471,674)          (3,332,736)          (4,673,327)          (1,449,240)
                                                 -----------------    -----------------    -----------------    -----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                     11,545,157,182        4,966,824,804        2,277,991,923        1,853,598,453
   Dividends reinvested                                 14,990,216            3,332,736            4,673,327            1,449,240
   Cost of shares redeemed                         (11,264,233,943)      (4,705,228,881)      (2,502,852,176)      (1,828,679,984)
                                                 -----------------    -----------------    -----------------    -----------------
                                                       295,913,455          264,928,659         (220,186,926)          26,367,709
                                                 -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets               295,913,455          264,928,659         (220,186,926)          26,367,709

NET ASSETS:
   Beginning of year                                 1,223,337,077          958,408,418          674,888,220          648,520,511
                                                 -----------------    -----------------    -----------------    -----------------
   End of year                                   $   1,519,250,532    $   1,223,337,077    $     454,701,294    $     674,888,220
                                                 =================    =================    =================    =================

----------
^^    Amount is less than $0.50.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS

                         FOR THE YEAR ENDED MAY 31, 2005

                                                RESERVE NEW YORK                 RESERVE
                                                TAX-EXEMPT TRUST            TAX-EXEMPT TRUST
                                                ----------------   ----------------------------------
                                                    NEW YORK          CALIFORNIA        CONNECTICUT
                                                      FUND               FUND               FUND
                                                ----------------   ---------------    ---------------
INTEREST INCOME (Note 1)                        $      2,902,553   $     1,749,617    $       350,955
                                                ----------------   ---------------    ---------------

EXPENSES (Note 2)
   Comprehensive management fees                       1,402,546           827,926            167,520
   Distribution (12b-1) fees                             350,636           206,982             41,880
   Interest expense                                        1,448             1,554                647
   Trustee fees                                            2,407             1,343                284
                                                ----------------   ---------------    ---------------

     Total expenses before waiver                      1,757,037         1,037,805            210,331
     Less: expenses waived (Note 2)                      (10,280)           (6,457)            (1,022)
                                                ----------------   ---------------    ---------------

     Net Expenses                                      1,746,757         1,031,348            209,309
                                                ---------------    ---------------    ---------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                           $      1,155,796   $       718,269    $       141,646
                                                ================   ===============    ===============

                                                                        RESERVE TAX-EXEMPT TRUST
                                                                   ----------------------------------
                                                                       FLORIDA         MASSACHUSETTS
                                                                         FUND               FUND
                                                                   ---------------    ---------------
INTEREST INCOME (Note 1)                                           $       770,435    $       304,760
                                                                   ---------------    ---------------

EXPENSES (Note 2)
   Comprehensive management fees                                           355,130            144,635
   Distribution (12b-1) fees                                                88,782             36,159
   Interest expense                                                            437                713
   Trustee fees                                                                581                240
                                                                   ---------------    ---------------

     Total expenses before waiver                                          444,930            181,747
     Less: expenses waived (Note 2)                                         (1,408)              (881)
                                                                   ---------------    ---------------

     Net Expenses                                                          443,522            180,866
                                                                   ---------------    ---------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                                              $       326,913    $       123,894
                                                                   ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                              RESERVE TAX-EXEMPT TRUST
                                                -----------------------------------------------------
                                                    MICHIGAN          NEW JERSEY            OHIO
                                                      FUND               FUND               FUND
                                                ---------------    ---------------    ---------------
INTEREST INCOME (Note 1)                        $       191,119    $       845,689    $       254,024
                                                ---------------    ---------------    ---------------

EXPENSES (Note 2)
   Comprehensive management fees                         86,242            409,126            113,527
   Distribution (12b-1) fees                             21,560            102,281             28,381
   Interest expense                                         455                266                102
   Trustee fees                                             153                777                160
                                                ---------------    ---------------    ---------------

     Total expenses before waiver                       108,410            512,450            142,170
     Less: expenses waived (Note 2)                        (206)            (3,951)               (77)
                                                ---------------    ---------------    ---------------

     Net Expenses                                       108,204            508,499            142,093
                                                ---------------    ---------------    ---------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                           $        82,915    $       337,190    $       111,931
                                                ===============    ===============    ===============

                                                                        RESERVE TAX-EXEMPT TRUST
                                                                   ----------------------------------
                                                                     PENNSYLVANIA        VIRGINIA
                                                                         FUND              FUND
                                                                   ---------------    ---------------
INTEREST INCOME (Note 1)                                           $       742,300    $       196,737
                                                                   ---------------    ---------------

EXPENSES (Note 2)
   Comprehensive management fees                                           348,640             92,769
   Distribution (12b-1) fees                                                87,160             23,192
   Interest expense                                                            241                 19
   Trustee fees                                                                617                158
                                                                   ---------------    ---------------

     Total expenses before waiver                                          436,658            116,138
     Less: expenses waived (Note 2)                                           (453)              (476)
                                                                   ---------------    ---------------

     Net Expenses                                                          436,205            115,662
                                                                   ---------------    ---------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                                              $       306,095    $        81,075
                                                                   ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                        RESERVE TAX-EXEMPT TRUST
                                                       --------------------------
                                                       INTERSTATE TAX-EXEMPT FUND
                                                       --------------------------
INTEREST INCOME (Note 1)                                     $  15,948,222
                                                             -------------

EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
   Class R                                                       2,217,976
   Class Treasurer's Trust                                         172,758
   Class 75                                                             --^^
   Class 70                                                          9,970
   Class 45                                                             50
   Class 25                                                         54,894
   Class 15                                                            153
   Class 12                                                              3
   Class 8                                                         436,794
  DISTRIBUTION (12b-1) FEES:
   Class R                                                         554,494
   Class 75                                                             --^^
   Class 70                                                          3,988
  Interest expense                                                  21,216
  Trustee fees                                                      10,881
                                                             -------------

     Total expenses before waiver                                3,483,177
     Less: expenses waived (Note 2)                                (12,553)
                                                             -------------

     Net Expenses                                                3,470,624
                                                             -------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                                       $   12,477,598
                                                            ==============

----------
^^    Amount is less than $0.50.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                          RESERVE TAX-EXEMPT TRUST
                                                     ----------------------------------
                                                         INTERSTATE TAX-EXEMPT FUND
                                                     ----------------------------------
                                                        YEAR ENDED         YEAR ENDED
                                                       MAY 31, 2005       MAY 31, 2004
                                                     ---------------    ---------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income                              $    12,477,598    $       927,612
                                                     ---------------    ---------------

DIVIDENDS PAID TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
  Class R                                                 (1,904,802)          (265,314)
  Class Treasurer's Trust                                   (357,612)           (96,414)
  Class 75                                                        (2)                --
  Class 70                                                   (21,974)                --
  Class 45                                                      (158)               (45)
  Class 25                                                  (387,135)          (127,864)
  Class 15                                                    (1,570)              (857)
  Class 12                                                       (71)                --
  Class 8                                                 (9,804,274)          (437,118)
                                                     ---------------    ---------------
  Total dividends to shareholders                        (12,477,598)          (927,612)
                                                     ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                         7,530,222,443      1,725,177,076
  Dividends reinvested                                    12,477,598            927,612
  Cost of shares redeemed                             (6,518,644,846)    (1,665,413,585)
                                                     ---------------    ---------------
                                                       1,024,055,195         60,691,103
                                                     ---------------    ---------------
  Net increase in net assets                           1,024,055,195         60,691,103

NET ASSETS:
  Beginning of year                                      388,266,556        327,575,453
                                                     ---------------    ---------------
  End of year                                        $ 1,412,321,751    $   388,266,556
                                                     ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                           RESERVE NEW YORK
                                                           TAX-EXEMPT TRUST
                                                --------------------------------------
                                                            NEW YORK FUND
                                               --------------------------------------
                                                    YEAR ENDED           YEAR ENDED
                                                   MAY 31, 2005         MAY 31, 2004
                                                -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                        $       1,155,796    $         121,640
                                                -----------------    -----------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)                      (1,155,796)            (121,640)
                                                -----------------    -----------------

FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                       517,833,490          649,496,561
   Dividends reinvested                                 1,155,796              121,640
   Cost of shares redeemed                           (527,148,018)        (705,449,514)
                                                -----------------    -----------------
                                                       (8,158,732)         (55,831,313)
                                                -----------------    -----------------
   Net increase (decrease) in net assets               (8,158,732)         (55,831,313)

NET ASSETS:
   Beginning of year                                  172,581,702          228,413,015
                                                -----------------    -----------------
   End of year                                  $     164,422,970    $     172,581,702
                                                =================    =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                               RESERVE TAX-EXEMPT TRUST
                                                   --------------------------------------------------------------------------------
                                                              CALIFORNIA FUND                           CONNECTICUT FUND
                                                   --------------------------------------    --------------------------------------
                                                       YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                                      MAY 31, 2005         MAY 31, 2004         MAY 31, 2005         MAY 31, 2004
                                                   -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                           $         718,269    $          65,151    $         141,646    $          17,239
                                                   -----------------    -----------------    -----------------    -----------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)                           (718,269)             (65,151)            (141,646)             (17,239)
                                                   -----------------    -----------------    -----------------    -----------------

FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                          450,880,899          505,853,333           64,118,583           79,082,035
   Dividends reinvested                                      718,269               65,151              141,646               17,239
   Cost of shares redeemed                              (447,611,652)        (513,696,593)         (62,338,249)         (94,017,695)
                                                   -----------------    -----------------    -----------------    -----------------
                                                           3,987,516           (7,778,109)           1,921,980          (14,918,421)
                                                   -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   3,987,516           (7,778,109)           1,921,980          (14,918,421)

NET ASSETS:
   Beginning of year                                     101,214,657          108,992,766           21,464,789           36,383,210
                                                   -----------------    -----------------    -----------------    -----------------
   End of year                                     $     105,202,173    $     101,214,657    $      23,386,769    $      21,464,789
                                                   =================    =================    =================    =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                       RESERVE TAX-EXEMPT TRUST
                                                --------------------------------------
                                                             FLORIDA FUND
                                                --------------------------------------
                                                    YEAR ENDED           YEAR ENDED
                                                   MAY 31, 2005         MAY 31, 2004
                                                -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                        $         326,913    $          26,892
                                                -----------------    -----------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)                        (326,913)             (26,892)
                                                -----------------    -----------------

FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                       212,489,726          187,577,015
   Dividends reinvested                                   326,913               26,892
   Cost of shares redeemed                           (209,176,509)        (194,025,813)
                                                -----------------    -----------------
                                                        3,640,130           (6,421,906)
                                                -----------------    -----------------
   Net increase (decrease) in net assets                3,640,130           (6,421,906)

NET ASSETS:
   Beginning of year                                   39,453,389           45,875,295
                                                -----------------    -----------------
   End of year                                  $      43,093,519    $      39,453,389
                                                =================    =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                               RESERVE TAX-EXEMPT TRUST
                                                   --------------------------------------------------------------------------------
                                                             MASSACHUSETTS FUND                           MICHIGAN FUND
                                                   --------------------------------------    --------------------------------------
                                                       YEAR ENDED           YEAR ENDED            YEAR ENDED          YEAR ENDED
                                                      MAY 31, 2005         MAY 31, 2004          MAY 31, 2005        MAY 31, 2004
                                                   -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                           $         123,894    $          10,897    $          82,915    $           4,956
                                                   -----------------    -----------------    -----------------    -----------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)                           (123,894)             (10,897)             (82,915)              (4,956)
                                                   -----------------    -----------------    -----------------    -----------------

FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                           70,696,703           79,829,239           40,145,244           36,464,490
   Dividends reinvested                                      123,894               10,897               82,915                4,956
   Cost of shares redeemed                               (66,487,254)         (82,799,552)         (35,670,278)         (32,253,120)
                                                   -----------------    -----------------    -----------------    -----------------
                                                           4,333,343           (2,959,416)           4,557,881            4,216,326
                                                   -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   4,333,343           (2,959,416)           4,557,881            4,216,326

NET ASSETS:
   Beginning of year                                      17,819,238           20,778,654           12,074,369            7,858,043
                                                   -----------------    -----------------    -----------------    -----------------
   End of year                                     $      22,152,581    $      17,819,238    $      16,632,250    $      12,074,369
                                                   =================    =================    =================    =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                       RESERVE TAX-EXEMPT TRUST
                                                --------------------------------------
                                                           NEW JERSEY FUND
                                                --------------------------------------
                                                    YEAR ENDED           YEAR ENDED
                                                   MAY 31, 2005         MAY 31, 2004
                                                -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                        $         337,190    $          31,405
                                                -----------------    -----------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)                        (337,190)             (31,405)
                                                -----------------    -----------------

FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                       282,434,698          194,005,843
   Dividends reinvested                                   337,190               31,405
   Cost of shares redeemed                           (288,028,722)        (199,812,677)
                                                -----------------    -----------------
                                                       (5,256,834)          (5,775,429)
                                                -----------------    -----------------
   Net increase (decrease) in net assets               (5,256,834)          (5,775,429)

NET ASSETS:
   Beginning of year                                   50,245,918           56,021,347
                                                -----------------    -----------------
   End of year                                  $      44,989,084    $      50,245,918
                                                =================    =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                               RESERVE TAX-EXEMPT TRUST
                                                   --------------------------------------------------------------------------------
                                                                 OHIO FUND                              PENNSYLVANIA FUND
                                                   --------------------------------------    --------------------------------------
                                                       YEAR ENDED           YEAR ENDED           YEAR ENDED          YEAR ENDED
                                                      MAY 31, 2005         MAY 31, 2004         MAY 31, 2005        MAY 31, 2004
                                                   -----------------    -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                           $         111,931    $           7,585    $         306,095    $          30,826
                                                   -----------------    -----------------    -----------------    -----------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)                           (111,931)              (7,585)            (306,095)             (30,826)
                                                   -----------------    -----------------    -----------------    -----------------

FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                           80,335,415           64,441,135          163,192,232          151,857,837
   Dividends reinvested                                      111,931                7,585              306,095               30,826
   Cost of shares redeemed                               (72,335,170)         (63,946,823)        (164,865,058)        (146,420,902)
                                                   -----------------    -----------------    -----------------    -----------------
                                                           8,112,176              501,897           (1,366,731)           5,467,761
                                                   -----------------    -----------------    -----------------    -----------------
   Net increase (decrease) in net assets                   8,112,176              501,897           (1,366,731)           5,467,761

NET ASSETS:
   Beginning of year                                      10,911,810           10,409,913           46,060,096           40,592,335
                                                   -----------------    -----------------    -----------------    -----------------
   End of year                                     $      19,023,986    $      10,911,810    $      44,693,365    $      46,060,096
                                                   =================    =================    =================    =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                               RESERVE TAX-EXEMPT TRUST
                                                          ----------------------------------
                                                                     VIRGINIA FUND
                                                          ----------------------------------
                                                             YEAR ENDED         YEAR ENDED
                                                            MAY 31, 2005       MAY 31, 2004
                                                          ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income                                  $        81,075    $         7,292
                                                          ---------------    ---------------

DIVIDENDS PAID TO SHAREHOLDERS FROM:
   Net investment income (Note 1)                                 (81,075)            (7,292)
                                                          ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share):
   Proceeds from sale of shares                                72,769,957         73,535,462
   Dividends reinvested                                            81,075              7,292
   Cost of shares redeemed                                    (70,194,502)       (73,753,730)
                                                          ---------------    ---------------
                                                                2,656,530           (210,976)
                                                          ---------------    ---------------
   Net increase (decrease) in net assets                        2,656,530           (210,976)

NET ASSETS:
   Beginning of year                                           11,049,068         11,260,044
                                                          ---------------    ---------------
   End of year                                            $    13,705,598    $    11,049,068
                                                          ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                        RESERVE NEW YORK TAX-EXEMPT TRUST
                            RESERVE TAX-EXEMPT TRUST
                          (COLLECTIVELY, THE "TRUSTS")

                          NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
The Trusts are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as non-diversified open-end investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

     A. The Trusts' authorized shares of beneficial interest are unlimited. As of May 31, 2005, there were seven (7) series of the Reserve Fund authorized: Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S. Treasury II Fund and Strategist Money-Market Fund; eleven (11) separate series of the Reserve Tax Exempt Trust authorized: Interstate Tax-Exempt Fund, Interstate II Tax-Exempt Fund (which has not commenced operations), California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Virginia Tax-Exempt Fund; and one (1) series of the Reserve New York Tax-Exempt Trust, the New York Tax-Exempt Fund. These financial statements and notes apply to the Primary Fund, U.S. Government Fund and U.S. Treasury Fund of The Reserve Fund; the Interstate Tax-Exempt Fund, California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Virginia Tax-Exempt Fund of Reserve Tax-Exempt Trust; and the New York Tax-Exempt Fund of Reserve New York Tax-Exempt Trust (each, a "Fund", and collectively, the "Funds").

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization or accretion to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purpose of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest will be deemed to be, for floating rate instruments: (1) the notice period required before a Fund is entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or
     (2) the period remaining until the instrument's next rate adjustment.

     C. It is each Funds policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily and security premium or discount is amortized or accreted daily. The Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund allocate investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) on a daily basis based upon the relative proportion of net assets of each class. Net investment income is distributed to shareholders daily and automatically reinvested in additional Funds shares, unless the shareholder has elected in writing to receive cash.

     E. The Funds may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Trusts' Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser") will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. The Funds' custodian holds the securities that are subject to repurchase agreements.

     F. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

     G. During the fiscal year, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in the Fund's statement of operations.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Trust on behalf of each of its series, RMCI serves as each Funds' Investment Adviser, subject to the policies adopted by the Boards of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing each Fund's investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. Each Fund (with the exception of Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund) pays RMCI a comprehensive management fee of 0.80% of such Fund's average daily net assets, which is accrued daily. For the Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund, RMCI receives a comprehensive management fee accrued daily at an annual rate based on the average daily net assets of each class of each Fund according to the following schedule:

                                                                            TREASURER'S
CLASS 8   CLASS 12   CLASS 15   CLASS 20   CLASS 25   CLASS 35   CLASS 45      TRUST      CLASS 70   CLASS 75   CLASS 95   CLASS R
-------   --------   --------   --------   --------   --------   --------   -----------   --------   --------   --------   -------
0.08%       0.12%      0.15%      0.20%      0.25%      0.35%      0.45%       0.60%        0.50%      0.55%      0.75%     0.80%

The comprehensive management fee includes the investment advisory fee, all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation for the Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under each Fund's Distribution Plan and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. For the year ended May 31, 2005, RMCI voluntarily waived its comprehensive management fee in the amounts listed below:

      FUND                                                      AMOUNT
      ----                                                    ----------
      Primary Fund, Class 8                                   $  486,130
      U.S. Government Fund, Class R                                  103
      U.S. Treasury Fund, Class R                                 43,780
      Interstate Tax-Exempt Fund, Class R                         12,553
      New York Tax-Exempt Fund                                    10,280
      California Tax-Exempt Fund                                   6,457
      Connecticut Tax-Exempt Fund                                  1,022
      Florida Tax-Exempt Fund                                      1,408
      Massachusetts Tax-Exempt Fund                                  881
      Michigan Tax-Exempt Fund                                       206
      New Jersey Tax-Exempt Fund                                   3,951
      Ohio Tax-Exempt Fund                                            77
      Pennsylvania Tax-Exempt Fund                                   453
      Virginia Tax-Exempt Fund                                       476

Certain officers and Trustees of the Trusts are also officers of RMCI.

Included in "Other assets, less liabilities" in the Statement of Net Assets of Primary Fund at May 31, 2005 are amounts due Primary Fund from RMCI in the amount of $16.7 million. Processing errors resulted in these amounts being held in the bank accounts unrelated to the Fund but under the supervision of an RMCI affiliate. This amount was returned to Primary Fund on September 23, 2005 with interest in the amount of approximately $300,000 to be paid to Primary Fund as soon as practicable.

DISTRIBUTION ASSISTANCE:
The Funds have each adopted a Rule 12b-1 Distribution Plan and entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows each Fund to pay distribution fees for certain shareholder services and for expenses related to the sale of its shares for the Funds that offer a single class of share and of the Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Interstate Tax-Exempt Fund's Class R, Class 95, Class 75 and Class 70 shares. The rate of distribution expenses is 0.20% per year of the average daily net assets of each fund or class.

(3)  CONCENTRATION OF CREDIT RISK:
Total assets of each Fund in the Trusts include a concentration of cash that is held in accounts with the Funds' Custodian.

(4)  INVESTMENT CONCENTRATION:
The Funds, with the exception of Primary Fund, U.S. Government Fund and U.S. Treasury Fund, invest substantially all of their assets in portfolios of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risks associated with such factors, the Funds invest substantially all of their portfolio assets in obligations backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and/or other credit enhancement arrangements as shown below as a percentage of each Fund's net assets at May 31, 2005:

NEW YORK TAX-EXEMPT FUND 94.5%

  LETTER OF CREDIT
  Allied Irish Bank, PLC                             3.8%
  Bank of America NA                                 4.0%
  Bank of New York                                   4.8%
  Bank of Nova Scotia                                4.6%
  Bayerische Landesbank Girozentrale                 2.4%
  BNP Paribas                                        4.6%
  Citibank, NA                                       3.6%
  Depfa Bank, PLC                                    5.4%
  Dexia Bank                                         3.7%
  FNMA                                               4.6%
  JPMorganChase Bank                                 4.4%
  Keybank NA                                         4.6%
  Landesbank Baden-Wurttemberg                       1.6%
  Landesbank Hessen-Thueringen Girozentrale          4.5%
  Lloyds                                             3.0%
  Rabobank                                           6.3%
  Republic N.B. New York                             4.9%
  Societe Generale                                   2.4%
  State Street Bank & Trust Co.                      2.4%
  Wachovia Bank NA                                   2.9%
  Wells Fargo Bank NA                                4.9%

* BOND INSURANCE
  AMBAC                                              2.7%
  FGIC                                               4.8%
  MBIA                                               3.6%

INTERSTATE TAX-EXEMPT FUND 90.5%

  LETTER OF CREDIT
  ABN-AMRO Bank NV                                   0.7%
  Allied Irish Bank, PLC                             1.7%
  BancOhio N.B.                                      0.1%
  Bank of America NA                                 3.9%
  Bank of Montreal                                   0.1%
  Bank of New York                                   3.3%
  Bank of Nova Scotia                                2.5%
  Barclays Bank PLC                                  1.1%
  Bayerische Landesbank Girozentrale                 4.6%
  BNP Paribas                                        2.8%
  Branch Banking & Trust Co.                          --^
  Citibank, NA                                       3.0%
  Comerica Bank                                      2.7%
  Credit Suisse First Boston                         0.4%
  DEPFA Bank, PLC                                    1.6%
  Dexia Bank                                         2.3%
  FHLB                                               0.4%
  Fifth Third Bank                                   0.4%
  Florida Power & Light                              2.4%
  FNMA                                               1.8%
  Harris Trust & Savings Bank                        1.2%
  HBOS PLC                                           0.5%
  JPMorganChase Bank                                 4.6%
  Keybank NA                                         0.9%
  Kredietbank NV                                     0.5%
  La Salle Bank, NA                                  2.5%
  Landesbank Baden-Wurttemberg                       0.4%
  Landesbank Hessen-Thuerinigen Girozentrale         2.3%
  Lloyds TSB Bank PLC                                1.0%
  Massachusetts Institute of Technology              2.4%
  M&T Bank                                           0.4%
  Natexis Banques Populaires                         0.1%
  Northern Trust Co.                                 0.4%
  PNC Bank, NA                                       1.2%
  Princeton University                               0.1%
  Rabobank Nederland                                 1.9%
  Regions Bank                                       0.1%
  Republic N.B. New York                             0.1%
  Societe Generale                                   0.9%
  Standard Federal Bank, NA                          0.1%
  State Street Bank & Trust Co.                      4.2%
  Suntrust Bank of Nashville NA                      3.1%
  Suntrust Bank of Atlanta                           0.3%
  Toronto-Dominion Bank                              0.8%
  US Bank NA                                         1.8%
  Wachovia Bank NA                                   3.0%
  Wells Fargo Bank NA                                0.5%
  Westdeutsche Landesbank AG                         1.2%

* BOND INSURANCE
  AMBAC                                              3.3%
  FGIC                                               5.2%
  FRMC                                               0.9%
  FSA                                                5.2%
  MBIA                                               3.7%

CALIFORNIA TAX-EXEMPT FUND 93.1%

  LETTER OF CREDIT
  Allied Irish Bank, PLC                             3.2%
  Bank of America NA                                 3.8%
  Bank of New York                                   4.9%
  Bank of Nova Scotia                                3.8%
  Bayerische Landesbank Girozentrale                 3.5%
  BNP Paribas                                        1.4%
  Citibank, NA                                       4.4%
  Comerica Bank                                      3.2%
  FNMA                                               4.4%
  JPMorganChase Bank                                 5.9%
  Kredietbank NV, Brussels                           4.6%
  La Salle Bank, NA                                  4.5%
  Landesbank Baden-Wurttemberg                       3.0%
  Landesbank Hessen-Thuerinigen Girozentrale         3.9%
  Northern Trust Co.                                 4.1%
  Republic N.B. New York                             2.3%
  Societe Generale                                   2.8%
  State Street Bank & Trust Co.                      3.6%
  Union Bank of Switzerland                          0.7%
  US Bank NA                                         3.6%
  Wachovia Bank NA                                   2.1%
  Wells Fargo Bank NA                                3.5%

* BOND INSURANCE
  AMBAC                                              4.8%
  FRMC                                               4.4%
  MBIA                                               6.7%

CONNECTICUT TAX-EXEMPT FUND 79.8%

  LETTER OF CREDIT
  Allied Irish Bank, PLC                             4.1%
  Bank of America                                    4.3%
  Bank of Montreal                                   7.7%
  Bayerische Landesbank Girozentrale                 7.4%
  JPMorganChase Bank                                 8.1%
  KBC Bank NV                                        4.3%
  La Salle Bank, NA                                  4.3%
  Landesbank Hessen-Thueringen Girozentrale          9.8%
  Northern Trust Co.                                 4.3%
  Wachovia Bank NA                                   4.3%

* BOND INSURANCE
  AMBAC                                              4.0%
  FGIC                                               8.6%
  FSA                                                4.3%
  MBIA                                               4.3%

FLORIDA TAX-EXEMPT FUND 100.2%

  LETTER OF CREDIT
  Bank of America NA                                 4.4%
  BNP Paribas                                        3.7%
  Citibank, NA                                       4.6%
  Credit Suisse First Boston                         4.2%
  FHLB                                               3.7%
  Fifth Third Bank                                   3.0%
  Florida Power & Light                              6.5%
  FNMA                                               4.2%
  HBOS PLC                                           2.1%
  JPMorganChase Bank                                 2.9%
  Keybank NA                                         3.5%
  La Salle Bank NA                                   4.6%
  Northern Trust Co.                                 3.9%
  Republic National Bank                             4.2%
  Societe Generale                                   3.8%
  State Street Bank & Trust Co.                      5.1%
  Suntrust Bank                                      4.6%
  Wachovia Bank NA                                   7.7%

* BOND INSURANCE
  AMBAC                                              8.4%
  FGIC                                               5.1%
  FRMC                                               4.9%
  FSA                                                5.1%

MASSACHUSETTS TAX-EXEMPT FUND 72.0%

  LETTER OF CREDIT
  Allied Irish Bank, PLC                             3.6%
  Bank of America                                    8.6%
  Comercia Bank, Detroit                             3.6%
  Depfa Bank, PLC                                    3.8%
  FNMA                                               3.2%
  La Salle Bank, NA                                  4.5%
  Landesbank Baden-Wurttemberg                       5.4%
  Landesbank Hessen-Thueringen Girozentrale          8.6%
  Lloyds TSB Bank PLC                                3.2%
  State Street Bank & Trust Co.                      3.6%
  Wachovia Bank NA                                   2.7%
  Wellesley College                                  5.0%
  Westdeutsche Landesbank AG                         8.6%

* BOND INSURANCE
  AMBAC                                              2.7%
  FGIC                                               3.6%
  FSA                                                3.1%
  MBIA                                               3.2%

MICHIGAN TAX-EXEMPT FUND 92.5%

  LETTER OF CREDIT
  Bank of America, NA                                4.5%
  Comerica Bank                                      8.2%
  Depfa Bank PLC                                     9.2%
  FHLB                                               4.8%
  Fifth Third Bank                                   4.8%
  FNMA                                               4.8%
  JPMorganChase Bank                                 7.2%
  Keybank NA                                         0.8%
  Kredietbank NV                                     4.8%
  La Salle Bank, NA                                  8.4%
  Landesbank Hessen-Thuerinigen Girozentrale         4.8%
  National City Bank                                 3.6%
  Standard Federal Bank, NA                          4.8%

* BOND INSURANCE
  AMBAC                                              4.8%
  FGIC                                               4.8%
  FSA                                                9.0%
  MBIA                                               3.2%

NEW JERSEY TAX-EXEMPT FUND 88.8%

  LETTER OF CREDIT
  Allied Irish Bank, PLC                             4.4%
  Bank of America                                    2.0%
  Bank of New York                                   4.4%
  Bank of Nova Scotia                                4.3%
  Barclay Bank PLC                                   4.4%
  Bayerische Landesbank Girozentrale                 8.0%
  Citibank, NA                                       8.2%
  FNMA                                               4.4%
  JPMorganChase Bank                                 4.4%
  KBC Bank NV                                        4.4%
  Lloyds TSB Bank PLC                                4.4%
  PNC Bank, NA                                       4.4%
  Suntrust Bank                                      4.4%
  Wachovia Bank NA                                   8.9%

* BOND INSURANCE
  FGIC                                               4.4%
  FSA                                                4.4%
  MBIA                                               9.0%

OHIO TAX-EXEMPT FUND 95.0%

  LETTER OF CREDIT
  ABN-AMRO Bank NV                                   7.4%
  Allied Irish Bank, PLC                             3.7%
  Bank of America, NA                                3.9%
  Barclays Bank PLC                                  3.7%
  Bayerische Landesbank Girozentrale                 8.9%
  BNP Paribas                                        3.7%
  Citibank, NA                                       4.7%
  Fifth Third Bank                                   3.9%
  HBOS PLC                                           7.9%
  JPMorganChase Bank                                 9.5%
  Keybank NA                                         3.2%
  La Salle Bank, NA                                  3.7%
  National City Bank                                 2.6%
  Republic National Bank                             2.6%
  State Street Bank & Trust Co.                      4.2%
  US Bank NA                                         4.2%
  Wachovia Bank NA                                   8.9%
  Wells Fargo Bank NA                                2.0%
  Westdeutsche Landesbank AG                         2.1%

* BOND INSURANCE
  MBIA                                               4.2%

PENNSYLVANIA TAX-EXEMPT FUND 93.8%

  LETTER OF CREDIT
  ABN-AMRO Bank NV                                   9.0%
  Allied Irish Bank, PLC                             8.5%
  Bank of America NA                                 6.8%
  BNP Paribas                                        4.5%
  Comerica Bank                                      4.0%
  Depfa Bank, PLC                                    4.5%
  Dexia Bank                                         8.8%
  FNMA                                               4.5%
  JPMorganChase Bank                                 4.5%
  Landesbank Hessen-Thuerinigen Girozentrale         7.4%
  Northern Trust Co.                                 4.5%
  PNC Bank, NA                                       9.1%
  Rabobank Nederland                                 4.5%
  Toronto-Dominion Bank                              4.5%
  Wachovia Bank NA                                   4.2%

* BOND INSURANCE
  AMBAC                                              4.5%

VIRGINIA TAX-EXEMPT FUND 73.8%

  LETTER OF CREDIT
  Bank of America NA                                 9.5%
  BNP Paribas                                        4.4%
  BB&T NA                                            4.4%
  Credit Suisse First Boston                         4.4%
  FNMA                                               8.0%
  KBC Bank NV                                        8.0%
  Suntrust Bank                                      4.4%
  US Bank NA                                         8.0%
  Wachovia Bank NA                                  13.9%

* BOND INSURANCE
  AMBAC                                              4.4%
  FRMC                                               4.4%

(5)  COMPOSITION OF NET ASSETS:
At May 31, 2005, the composition of each Fund's net assets was as follows:

                                                     PRIMARY         U.S. GOVERNMENT      U.S. TREASURY
                                                       FUND                FUND                FUND
                                                -----------------   -----------------   -----------------
Par Value                                       $      12,204,192   $       1,519,251   $         454,701
Additional Paid-in-Capital                         12,191,988,270       1,517,731,281         454,246,593
                                                -----------------   -----------------   -----------------
Net Assets                                      $  12,204,192,462   $   1,519,250,532   $     454,701,294
                                                =================   =================   =================

                                          INTERSTATE          CALIFORNIA         CONNECTICUT           FLORIDA
                                             FUND                FUND                FUND                FUND
                                      -----------------   -----------------   -----------------   -----------------
Par Value                             $       1,412,322   $         105,202   $          23,387   $          43,094
Additional-Paid-in-Capital                1,410,909,429         105,096,971          23,363,382          43,050,425
                                      -----------------   -----------------   -----------------   -----------------
Net Assets                            $   1,412,321,751   $     105,202,173   $      23,386,769   $      43,093,519
                                      =================   =================   =================   =================

                                        MASSACHUSETTS          MICHIGAN           NEW JERSEY            OHIO
                                             FUND                FUND                FUND               FUND
                                      -----------------   -----------------   -----------------   -----------------
Par Value                             $          22,153   $          16,632   $          44,989   $          19,024
Additional-Paid-in-Capital                   22,130,428          16,615,618          44,944,095          19,004,962
                                      -----------------   -----------------   -----------------   -----------------
Net Assets                            $      22,152,581   $      16,632,250   $      44,989,084   $      19,023,986
                                      =================   =================   =================   =================

                                                             PENNSYLVANIA          VIRGINIA            NEW YORK
                                                                 FUND                FUND                FUND
                                                          -----------------   -----------------   -----------------
Par Value                                                 $          44,693   $          13,706   $         164,423
Additional-Paid-in-Capital                                       44,648,672          13,691,892         164,258,547
                                                          -----------------   -----------------   -----------------
Net Assets                                                $      44,693,365   $      13,705,598   $     164,422,970
                                                          =================   =================   =================

The tax basis of each Fund's assets is the same as the basis for financial reporting at May 31, 2005. There was no undistributed net investment income for any of the Funds at May 31, 2005. All dividends paid during the year ended May 31, 2005 were federally tax-exempt dividends.

The income dividends were classified as tax-exempt income for federal income tax purposes for the years shown below:

                                                          2005           2004
                                                          ----           ----
Interstate Tax-Exempt Fund                           $  12,477,598    $  927,612
California Tax-Exempt Fund                                 718,269        65,151
Connecticut Tax-Exempt Fund                                141,646        17,239
Florida Tax-Exempt Fund                                    326,913        26,892
Massachusetts Tax-Exempt Fund                              123,894        10,897
Michigan Tax-Exempt Fund                                    82,915         4,956
New Jersey Tax-Exempt Fund                                 337,190        31,405
Ohio Tax-Exempt Fund                                       111,931         7,585
Pennsylvania Tax-Exempt Fund                               306,095        30,826
Virginia Tax-Exempt Fund                                    81,075         7,292
New York Tax-Exempt Fund                                 1,155,796       121,640

(6)  CAPITAL SHARE TRANSACTIONS
For the years ended May 31, 2005 and May 31, 2004, the capital share transactions of each Class of each Fund were as follows (at $1 per share):

                                                                 FOR YEAR ENDED MAY 31, 2005
                                      --------------------------------------------------------------------------------
                                           CLASS R              CLASS 95             CLASS 75            CLASS 70
                                      -----------------    -----------------    -----------------    -----------------
PRIMARY FUND
Sold                                     20,317,040,980           19,478,849          250,458,815           24,810,896
Reinvested                                   60,193,544              162,324              798,945              292,321
Redeemed                                (20,457,289,010)         (22,497,206)        (202,377,304)         (32,242,742)
                                      -----------------    -----------------    -----------------    -----------------
Net Increase
  (Decrease)                                (80,054,486)          (2,856,033)          48,880,456           (7,139,525)
                                      =================    =================    =================    =================

                                         TREASURER'S
                                            TRUST               CLASS 45             CLASS 35            CLASS 25
                                      -----------------    -----------------    -----------------    -----------------
PRIMARY FUND
(CONTINUED)
Sold                                      2,779,477,935           88,088,407           14,780,502          350,322,888
Reinvested                                    7,738,103              241,762               78,301           12,495,241
Redeemed                                 (2,621,233,736)         (86,780,202)         (16,239,341)      (1,158,996,938)
                                      -----------------    -----------------    -----------------    -----------------
Net Increase
  (Decrease)                                165,982,302            1,549,967           (1,380,538)        (796,178,809)
                                      =================    =================    =================    =================

                                           CLASS 20             CLASS 15             CLASS 12             CLASS 8
                                      -----------------    -----------------    -----------------    -----------------
PRIMARY FUND
(CONTINUED)
Sold                                      1,118,651,531          992,287,061        4,501,615,920      220,494,062,320
Reinvested                                    4,365,852            2,191,068            5,768,194           99,955,275
Redeemed                                   (856,507,971)      (1,069,271,200)      (4,645,431,393)    (227,429,631,524)
                                      -----------------    -----------------    -----------------    -----------------
Net Increase
  (Decrease)                                266,509,412          (74,793,071)        (138,047,279)      (6,835,613,929)
                                      =================    =================    =================    =================

                                                               TREASURER'S
                                            CLASS R               TRUST              CLASS 45             CLASS 25
                                      -----------------    -----------------    -----------------    -----------------
U.S. GOVERNMENT FUND
Sold                                      3,093,006,825          249,939,182            9,850,904          143,765,170
Reinvested                                    9,219,775              864,601                7,493              667,016
Redeemed                                 (3,015,709,524)        (188,939,449)            (668,578)        (205,855,980)
                                      -----------------    -----------------    -----------------    -----------------
Net Increase (Decrease)                      86,517,076           61,864,334            9,189,819          (61,423,794)
                                      =================    =================    =================    =================

                                                                CLASS 15             CLASS 12             CLASS 8
                                                           -----------------    -----------------    -----------------
U.S. GOVERNMENT FUND (CONTINUED)
Sold                                                                      --           44,000,000        8,004,595,101
Reinvested                                                             1,915              181,994            4,047,422
Redeemed                                                                  --                   --       (7,853,060,412)
                                                           -----------------    -----------------    -----------------
Net Increase (Decrease)                                                1,915           44,181,994          155,582,111
                                                           =================    =================    =================

                                                                                    AUGUST 16,
                                                                                      2004*
                                                                                    TO MAY 31,
                                                              TREASURER'S              2005
                                           CLASS R               TRUST               CLASS 75             CLASS 45
                                      -----------------    -----------------    -----------------    -----------------
U.S. TREASURY FUND
Sold                                      1,627,208,683          299,762,174           81,755,700                   --
Reinvested                                    2,829,445            1,064,044               39,853                  139
Redeemed                                 (1,693,659,193)        (458,193,272)         (80,348,378)                  --
                                      -----------------    -----------------    -----------------    -----------------
Net Increase
  (Decrease)                                (63,621,065)        (157,367,054)           1,447,175                  139
                                      =================    =================    =================    =================

                                                                CLASS 25             CLASS 12             CLASS 8
                                                           -----------------    -----------------    -----------------
U.S. TREASURY FUND (CONTINUED)
Sold                                                              13,502,367                   --          255,762,999
Reinvested                                                               408                   --^^            739,438
Redeemed                                                         (13,502,616)                  --         (257,148,717)
                                                           -----------------    -----------------    -----------------
Net Increase (Decrease)                                                  159                   --^^           (646,280)
                                                           =================    =================    =================

                                                                             YEAR ENDED MAY 31, 2005
                                                                                                      OCTOBER 1, 2004*
                                                                                   TREASURER'S        TO MAY 31, 2005
                                                                CLASS R               TRUST               CLASS 75
                                                           -----------------    -----------------    -----------------
INTERSTATE TAX-EXEMPT FUND
Sold                                                           1,218,219,096          257,552,413                1,510
Reinvested                                                         1,904,802              357,612                    2
Redeemed                                                      (1,242,244,626)        (231,731,228)              (1,411)
                                                           -----------------    -----------------    -----------------
Net Increase (Decrease)                                          (22,120,728)          26,178,797                  101
                                                           =================    =================    =================

                                                                           FOR YEAR ENDED MAY 31, 2005
                                                            OCTOBER 1, 2004*
                                                            TO MAY 31, 2005
                                                                CLASS 70             CLASS 45             CLASS 25
                                                           -----------------    -----------------    -----------------
INTERSTATE TAX-EXEMPT FUND (CONTINUED)
Sold                                                              75,609,267               65,703          106,352,469
Reinvested                                                            21,974                  158              387,135
Redeemed                                                         (74,686,333)              (6,055)         (44,943,518)
                                                           -----------------    -----------------    -----------------
Net Increase (Decrease)                                              944,908               59,806           61,796,086
                                                           =================    =================    =================

                                                                                FEBRUARY 1, 2005*
                                                                                 TO MAY 31, 2005
                                                                CLASS 15             CLASS 12             CLASS 8
                                                           -----------------    -----------------    -----------------
INTERSTATE TAX-EXEMPT FUND (CONTINUED)
Sold                                                                      24                9,999        5,872,411,962
Reinvested                                                             1,570                   71            9,804,274
Redeemed                                                                 (15)                  --       (4,925,031,660)
                                                           -----------------    -----------------    -----------------
Net Increase (Decrease)                                                1,579               10,070          957,184,576
                                                           =================    =================    =================

                                                                FOR YEAR ENDED MAY 31, 2004
                                      --------------------------------------------------------------------------------
                                                               AUGUST 12,                                AUGUST 12,
                                                                 2003*                                      2003*
                                                               TO MAY 31,                                TO MAY 31,
                                                                  2004                                      2004
                                           CLASS R              CLASS 95             CLASS 75             CLASS 70
                                      -----------------    -----------------    -----------------    -----------------
PRIMARY FUND
Sold                                     20,492,086,031           28,770,877           52,035,749           42,530,293
Reinvested                                    6,448,257               14,173               26,619               53,262
Redeemed                                (20,663,162,432)         (12,822,525)         (59,370,059)         (16,004,684)
                                      -----------------    -----------------    -----------------    -----------------
Net Increase
  (Decrease)                               (164,628,144)          15,962,525           (7,307,691)          26,578,871
                                      =================    =================    =================    =================

                                         TREASURER'S
                                            TRUST              CLASS 45             CLASS 35             CLASS 25
                                      -----------------    -----------------    -----------------    -----------------
PRIMARY FUND
(CONTINUED)
Sold                                      2,149,546,722           56,366,608           12,513,626        3,201,569,491
Reinvested                                    2,447,763               79,438               20,638           13,446,891
Redeemed                                 (2,205,708,621)         (53,889,009)          (7,483,112)      (3,391,279,598)
                                      -----------------    -----------------    -----------------    -----------------
Net Increase
  (Decrease)                                (53,714,136)           2,557,037            5,051,152         (176,263,216)
                                      =================    =================    =================    =================

                                         FEBRUARY 24,                               JUNE 25,
                                            2004*                                     2003*
                                          TO MAY 31,                               TO MAY 31,
                                             2004                                     2004
                                           CLASS 20             CLASS 15             CLASS 12             CLASS 8
                                      -----------------    -----------------    -----------------    -----------------
PRIMARY FUND
(CONTINUED)
Sold                                                115        1,456,812,277        2,451,762,075      134,482,237,478
Reinvested                                           --^^          1,362,603            1,932,007           82,981,062
Redeemed                                             --       (2,013,520,375)      (2,125,547,033)    (128,606,759,068)
                                      -----------------    -----------------    -----------------    -----------------
Net Increase
  (Decrease)                                        115         (555,345,495)         328,147,049        5,958,459,472
                                      =================    =================    =================    =================

                                                              TREASURER'S
                                           CLASS R               TRUST               CLASS 45             CLASS 25
                                      -----------------    -----------------    -----------------    -----------------
U.S. GOVERNMENT FUND
Sold                                      3,021,703,909           61,748,962            1,683,161           62,663,950
Reinvested                                      867,803               46,329                7,530              375,764
Redeemed                                 (3,015,856,505)         (49,021,737)          (7,502,931)         (47,146,097)
                                      -----------------    -----------------    -----------------    -----------------
Net Increase
  (Decrease)                                  6,715,207           12,773,554           (5,812,240)          15,893,617
                                      =================    =================    =================    =================

                                                                                   FEBRUARY 24,
                                                                                       2004*
                                                                                    TO MAY 31,
                                                                                       2004
                                                                CLASS 15             CLASS 20             CLASS 8
                                                           -----------------    -----------------    -----------------
U.S. GOVERNMENT FUND (CONTINUED)
Sold                                                                  31,402            1,000,100        1,817,993,320
Reinvested                                                               943                  340            2,034,027
Redeemed                                                             (31,401)                  --       (1,585,670,210)
                                                           -----------------    -----------------    -----------------
Net Increase (Decrease)                                                  944            1,000,440          234,357,137
                                                           =================    =================    =================

                                                                                                          AUGUST 7,
                                                                                                            2003*
                                                                                                          TO MAY 31,
                                                                                   TREASURER'S              2004
                                                                 CLASS R              TRUST               CLASS 45
                                                           -----------------    -----------------    -----------------
U.S. TREASURY FUND
Sold                                                           1,597,058,010          183,946,111               10,643
Reinvested                                                           316,627              995,194                   44
Redeemed                                                      (1,576,074,000)        (215,410,017)                (643)
                                                           -----------------    -----------------    -----------------
Net Increase (Decrease)                                           21,300,637          (30,468,712)              10,044
                                                           =================    =================    =================

                                                               AUGUST 7,           FEBRUARY 24,
                                                                 2003*                2004*
                                                               TO MAY 31,           TO MAY 31,
                                                                  2004                 2004
                                                                CLASS 25             CLASS 12             CLASS 8
                                                           -----------------    -----------------    -----------------
U.S. TREASURY FUND (CONTINUED)
Sold                                                                  10,000                  100           72,573,589
Reinvested                                                                58                   --^^            137,317
Redeemed                                                                  --                   --          (37,195,324)
                                                           -----------------    -----------------    -----------------
Net Increase (Decrease)                                               10,058                  100           35,515,582
                                                           =================    =================    =================

                                                                             YEAR ENDED MAY 31, 2004
                                                                                                      AUGUST 7, 2003*
                                                                                   TREASURER'S        TO MAY 31, 2004
                                                                CLASS R               TRUST               CLASS 45
                                                           -----------------    -----------------    -----------------
INTERSTATE TAX-EXEMPT FUND
Sold                                                             956,117,978          204,132,027               10,000
Reinvested                                                           265,314               96,414                   45
Redeemed                                                        (953,227,161)        (210,879,759)                  --
                                                           -----------------    -----------------    -----------------
Net Increase (Decrease)                                            3,156,131           (6,651,318)              10,045
                                                           =================    =================    =================

                                                                             YEAR ENDED MAY 31, 2004
                                                                CLASS 25             CLASS 15               CLASS 8
                                                           -----------------    -----------------    -----------------
INTERSTATE TAX-EXEMPT FUND (CONTINUED)
Sold                                                              42,163,525                    2          522,753,544
Reinvested                                                           127,864                  857              437,118
Redeemed                                                         (44,215,837)                  --         (457,090,828)
                                                           -----------------    -----------------    -----------------
Net Increase (Decrease)                                           (1,924,448)                 859           66,099,834
                                                           =================    =================    =================

----------
 *   Commencement of Class.
 *   Commencement of Class Operations.
^^   Amount is less than $0.50.

(7)  FINANCIAL HIGHLIGHTS:
Contained below is per share operating performance data for a share of beneficial interest outstanding of each Class of each Fund for each of the periods as indicated:

                                                                             CLASS R
                                                                       YEARS ENDED MAY 31,
                                           ---------------------------------------------------------------------------
                                               2005            2004            2003            2002           2001
                                           -----------     -----------     -----------     -----------     -----------
PRIMARY FUND
Net asset value at beginning of year       $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                           -----------     -----------     -----------     -----------     -----------
Net investment income                           0.0100          0.0011          0.0065          0.0187          0.0511
Dividends from net investment
  income                                       (0.0100)        (0.0011)        (0.0065)        (0.0187)        (0.0511)
                                           -----------     -----------     -----------     -----------     -----------
Net asset value at end of year             $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                           ===========     ===========     ===========     ===========     ===========
Total Return                                      1.01%           0.11%           0.65%           1.90%           5.29%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)          $   5,987.1     $   6,067.2     $   6,231.8     $   6,462.0     $   6,241.8
Ratio of expenses to average
  net assets                                      1.00%           1.00%           1.00%           1.01%           1.00%
Ratios of expenses to average
  net assets, net of fee waivers                  1.00%           0.99%               (b)             (b)             (b)
Ratio of net investment income
  to average net assets                           1.00%           0.10%           0.64%           1.86%           5.11%

                                                                  CLASS 95
                                                       -------------------------------
                                                                          AUGUST 12,
                                                         YEAR ENDED        2003* TO
                                                           MAY 31,          MAY 31,
                                                            2005             2004
                                                       -------------     -------------
PRIMARY FUND
Net asset value at beginning of period                 $      1.0000     $      1.0000
                                                       -------------     -------------
Net investment income                                         0.0105            0.0009
Dividends from net investment income                         (0.0105)          (0.0009)
                                                       -------------     -------------
Net asset value at end of period                       $      1.0000     $      1.0000
                                                       =============     =============
Total Return                                                    1.06%             0.09%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                    $        13.1     $        16.0
Ratio of expenses to average net assets                         0.95%             0.95%(a)
Ratio of net investment income to average net assets            1.00%             0.14%(a)

                                                                                  CLASS 75
                                                ---------------------------------------------------------------------------
                                                                                                                  MAY 29,
                                                                    YEARS ENDED MAY 31,                            2001*
                                                -----------------------------------------------------------      TO MAY 31,
                                                    2005            2004            2003            2002            2001
                                                -----------     -----------     -----------     -----------     -----------
PRIMARY FUND
Net asset value at beginning of period          $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                                -----------     -----------     -----------     -----------     -----------
Net investment income                                0.0125          0.0035          0.0090          0.0213          0.0003
Dividends from net investment
  income                                            (0.0125)        (0.0035)        (0.0090)        (0.0213)        (0.0003)
                                                -----------     -----------     -----------     -----------     -----------
Net asset value at end of period                $    1.0000     $    1.0000     $    1.0000     $    1.0000     $    1.0000
                                                ===========     ===========     ===========     ===========     ===========
Total Return                                           1.27%           0.35%           0.90%           2.16%           0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)             $      55.7     $       6.8     $      14.1     $      23.5     $      34.7
Ratio of expenses to average
  net assets                                           0.75%           0.75%           0.75%           0.76%           0.75%(a)
Ratio of net investment income
  to average net assets                                1.33%           0.37%           0.95%           2.33%           3.97%(a)

                                                                CLASS 70
                                                      ----------------------------
                                                                       AUGUST 12,
                                                       YEAR ENDED       2003* TO
                                                         MAY 31,         MAY 31,
                                                          2005            2004
                                                      ------------    ------------
PRIMARY FUND
Net asset value at beginning of period                $     1.0000    $     1.0000
                                                      ------------    ------------
Net investment income                                       0.0130          0.0029
Dividends from net investment income                       (0.0130)        (0.0029)
                                                      ------------    ------------
Net asset value at end of period                      $     1.0000    $     1.0000
                                                      ============    ============
Total Return                                                  1.32%           0.29%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                   $       19.4    $       26.6
Ratio of expenses to average net assets                       0.70%           0.70%(a)
Ratio of net investment income to average net assets          1.26%           0.39%(a)

                                                                  TREASURER'S TRUST
                                         ------------------------------------------------------------------
                                                                                                  MAY 29,
                                                         YEARS ENDED MAY 31,                       2001*
                                         ----------------------------------------------------    TO MAY 31,
                                            2005          2004          2003          2002          2001
                                         ----------    ----------    ----------    ----------    ----------
PRIMARY FUND
Net asset value at beginning of period   $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                         ----------    ----------    ----------    ----------    ----------
Net investment income                        0.0140        0.0050        0.0105        0.0228        0.0003
Dividends from net investment
  income                                    (0.0140)      (0.0050)      (0.0105)      (0.0228)      (0.0003)
                                         ----------    ----------    ----------    ----------    ----------
Net asset value at end of period         $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                         ==========    ==========    ==========    ==========    ==========
Total Return                                   1.42%         0.50%         1.06%         2.32%         0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)      $    609.7    $    443.7    $    497.4    $    510.0    $    224.5
Ratio of expenses to average
  net assets                                   0.60%         0.60%         0.60%         0.60%         0.60%(a)
Ratio of net investment income
  to average net assets                        1.49%         0.50%         1.04%         2.05%         4.12%(a)

                                                                      CLASS 45
                                         ------------------------------------------------------------------
                                                                                                  MAY 29,
                                                         YEARS ENDED MAY 31,                       2001*
                                         ----------------------------------------------------    TO MAY 31,
                                            2005          2004          2003          2002          2001
                                         ----------    ----------    ----------    ----------    ----------
PRIMARY FUND
Net asset value at beginning of period   $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                         ----------    ----------    ----------    ----------    ----------
Net investment income                        0.0155        0.0065        0.0120        0.0243        0.0004
Dividends from net investment
  income                                    (0.0155)      (0.0065)      (0.0120)      (0.0243)      (0.0004)
                                         ----------    ----------    ----------    ----------    ----------
Net asset value at end of period         $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                         ==========    ==========    ==========    ==========    ==========
Total Return                                   1.57%         0.65%         1.21%         2.48%         0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)      $     17.6    $     16.0    $     13.5    $     23.1    $      7.4
Ratio of expenses to average
  net assets                                   0.45%         0.45%         0.45%         0.45%         0.45%(a)
Ratio of net investment income
  to average net assets                        1.58%         0.65%         1.23%         2.13%         4.27%(a)

                                                             CLASS 35
                                            ------------------------------------------
                                                                              JULY 1,
                                              YEARS ENDED MAY 31,             2002*
                                            ------------------------        TO MAY 31,
                                               2005          2004              2003
                                            ----------    ----------        ----------
PRIMARY FUND
Net asset value at beginning of period      $   1.0000    $   1.0000        $   1.0000
                                            ----------    ----------        ----------
Net investment income                           0.0165        0.0050            0.0075
Dividends from net investment income           (0.0165)      (0.0050)          (0.0075)
                                            ----------    ----------        ----------
Net asset value at end of period            $   1.0000    $   1.0000        $   1.0000
                                            ==========    ==========        ==========
Total Return                                      1.68%         0.51%             0.76%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)         $      3.7    $      5.1        $       --^
Ratio of expenses to average net assets           0.35%         0.35%(a)+         0.35%(a)+
Ratio of net investment income to average
  net assets                                      1.49%         0.74%(a)+         1.45%(a)+

                                                                      CLASS 25
                                         ------------------------------------------------------------------
                                                                                                 MAY 29,
                                                         YEARS ENDED MAY 31,                      2001*
                                         ----------------------------------------------------   TO MAY 31,
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
PRIMARY FUND
Net asset value at beginning of period   $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0175        0.0085        0.0140        0.0263       0.0004
Dividends from net investment
  income                                    (0.0175)      (0.0085)      (0.0140)      (0.0263)     (0.0004)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of period         $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   1.78%         0.86%         1.42%         2.69%        0.04%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)      $    552.3    $  1,348.4    $  1,524.7    $  2,113.4   $    442.0
Ratio of expenses to average
  net assets                                   0.25%         0.25%         0.25%         0.25%        0.25%(a)
Ratio of net investment income
  to average net assets                        1.65%         0.84%         1.41%         2.31%        4.47%(a)

                                                                CLASS 20
                                                       ---------------------------
                                                                      FEBRUARY 17,
                                                       YEAR ENDED       2004* TO
                                                         MAY 31,         MAY 31,
                                                          2005            2004
                                                       ----------     ------------
PRIMARY FUND
Net asset value at beginning of period                 $   1.0000     $     1.0000
                                                       ----------     ------------
Net investment income                                      0.0180           0.0025
Dividends from net investment income                      (0.0180)         (0.0025)
                                                       ----------     ------------
Net asset value at end of period                       $   1.0000     $     1.0000
                                                       ==========     ============
Total Return                                                 1.83%            0.26%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                    $    266.5     $         --^
Ratio of expenses to average net assets                      0.20%            0.20%(a)
Ratio of net investment income to average net assets         1.86%            0.89%(a)

                                                                CLASS 15
                                          ----------------------------------------------------
                                                                                     JULY 30,
                                                    YEARS ENDED MAY 31,               2001*
                                          --------------------------------------        TO
                                             2005          2004          2003          2002
                                          ----------    ----------    ----------    ----------
PRIMARY FUND
Net asset value at beginning of period    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                          ----------    ----------    ----------    ----------
Net investment income                         0.0185        0.0095        0.0150        0.0205
Dividends from net investment income         (0.0185)      (0.0095)      (0.0150)      (0.0205)
                                          ----------    ----------    ----------    ----------
Net asset value at end of period          $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                          ==========    ==========    ==========    ==========
Total Return                                    1.88%         0.96%         1.52%         2.08%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)       $     61.9    $    136.7    $    692.0    $     34.1
Ratio of expenses to average net assets         0.15%         0.15%         0.15%         0.15%(a)
Ratio of net investment income to
  average net assets                            1.57%         0.95%         1.30%         2.07%(a)

                                                                 CLASS 12
                                                       ---------------------------
                                                                        JUNE 25,
                                                       YEAR ENDED       2003* TO
                                                         MAY 31,         MAY 31,
                                                          2005            2004
                                                       ----------     ------------
PRIMARY FUND
Net asset value at beginning of period                 $   1.0000     $     1.0000
                                                       ----------     ------------
Net investment income                                      0.0188           0.0090
Dividends from net investment income                      (0.0188)         (0.0090)
                                                       ----------     ------------
Net asset value at end of period                       $   1.0000     $     1.0000
                                                       ==========     ============
Total Return                                                 1.92%            0.91%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                    $    190.1     $      328.1
Ratio of expenses to average net assets                      0.12%            0.12%(a)
Ratio of net investment income to average net assets         1.81%            0.97%(a)

                                                                 CLASS 8
                                          ----------------------------------------------------
                                                                                     JULY 27,
                                                    YEARS ENDED MAY 31,              2001* TO
                                          --------------------------------------      MAY 31,
                                             2005          2004          2003          2002
                                          ----------    ----------    ----------    ----------
PRIMARY FUND
Net asset value at beginning of period    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                          ----------    ----------    ----------    ----------
Net investment income                         0.0193        0.0102        0.0157        0.0214
Dividends from net investment income         (0.0193)      (0.0102)      (0.0157)      (0.0214)
                                          ----------    ----------    ----------    ----------
Net asset value at end of period          $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                          ==========    ==========    ==========    ==========
Total Return                                    1.97%         1.03%         1.59%         2.17%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)       $  4,427.1    $ 11,262.8    $  5,304.3    $  2,818.3
Ratio of expenses to average net assets         0.08%         0.08%         0.08%         0.08%(a)
Ratio of expenses to average net assets
  net of fee waivers                            0.07%         0.08%         0.08%         0.08%(a)
Ratio of net investment income to
  average net assets                            1.72%         1.02%         1.45%         2.25%(a)

                                                                      CLASS R
                                                                YEARS ENDED MAY 31,
                                         -----------------------------------------------------------------
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
U.S. GOVERNMENT FUND
Net asset value at beginning of year     $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0102        0.0010        0.0050        0.0149       0.0493
Dividends from net investment
  income                                    (0.0102)      (0.0010)      (0.0050)      (0.0149)     (0.0493)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of year           $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   1.03%         0.10%         0.50%         1.50%        5.12%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)        $    940.0    $    853.5    $    846.7    $    902.3   $    887.1
Ratio of expenses to average
  net assets                                   1.00%         1.00%         1.00%         1.01%        1.01%
Ratio of expenses to average
  net assets net of fee waivers                1.00%         0.98%             (b)           (b)          (b)
Ratio of net investment income to
  average net assets                           1.04%         0.10%         0.50%         1.44%        4.93%

                                                                 TREASURER'S TRUST
                                         -----------------------------------------------------------------
                                                                                                  MAY 29,
                                                          YEARS ENDED MAY 31,                    2001* TO
                                         ----------------------------------------------------    MAY 31,
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
U.S. GOVERNMENT FUND
Net asset value at beginning of period   $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0142        0.0049        0.0090        0.0189       0.0003
Dividends from net investment
  income                                    (0.0142)      (0.0049)      (0.0090)      (0.0189)     (0.0003)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of period         $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   1.44%         0.49%         0.91%         1.91%        0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)      $     81.2    $     19.3    $      6.5    $      4.0   $     15.6
Ratio of expenses to average
  net assets                                   0.60%         0.60%         0.60%         0.60%        0.60%(a)
Ratio of net investment income
  to average net assets                        1.64%         0.48%         0.83%         2.16%        3.47%(a)

                                                                      CLASS 45
                                         -----------------------------------------------------------------
                                                                                                  MAY 29,
                                                          YEARS ENDED MAY 31,                    2001* TO
                                         ----------------------------------------------------    MAY 31,
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
U.S. GOVERNMENT FUND
Net asset value at beginning of period   $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0157        0.0064        0.0105        0.0203       0.0003
Dividends from net investment
  income                                    (0.0157)      (0.0064)      (0.0105)      (0.0203)     (0.0003)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of period         $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   1.59%         0.64%         1.06%         2.06%        0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)      $      9.2    $       --^   $      5.8    $      0.4   $      4.4
Ratio of expenses to average
  net assets                                   0.45%         0.44%         0.45%         0.45%        0.45%(a)
Ratio of net investment income
  to average net assets                        2.36%         0.66%         0.86%         2.73%        3.62%(a)

                                                                      CLASS 25
                                         -----------------------------------------------------------------
                                                                                                  MAY 29,
                                                          YEARS ENDED MAY 31,                    2001* TO
                                         ----------------------------------------------------    MAY 31,
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
U.S. GOVERNMENT FUND
Net asset value at beginning of period   $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0177        0.0084        0.0125        0.0224       0.0003
Dividends from net investment
  income                                    (0.0177)      (0.0084)      (0.0125)      (0.0224)     (0.0003)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of period         $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   1.80%         0.84%         1.27%         2.28%        0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)      $      4.6    $     66.0    $     50.1    $     90.7   $      3.8
Ratio of expenses to average
  net assets                                   0.25%         0.25%         0.25%         0.25%        0.25%(a)
Ratio of net investment income
  to average net assets                        1.44%         0.83%         1.28%         1.71%        3.82%(a)

                                                   CLASS 15                                CLASS 12
                                   ----------------------------------------       --------------------------
                                                               NOVEMBER 18,          YEAR       FEBRUARY 24,
                                      YEARS ENDED MAY 31,        2002* TO            ENDED        2004* TO
                                   ------------------------       MAY 31,           MAY 31,        MAY 31,
                                      2005          2004           2003              2005           2004
                                   ----------    ----------    ------------       ----------    ------------
U.S. GOVERNMENT FUND
Net asset value at beginning
  of period                        $   1.0000    $   1.0000    $     1.0000       $   1.0000    $     1.0000
                                   ----------    ----------    ------------       ----------    ------------
Net investment income                  0.0187        0.0094          0.0061           0.0190          0.0025
Dividends from net investment
  income                              (0.0187)      (0.0094)        (0.0061)         (0.0190)        (0.0025)
                                   ----------    ----------    ------------       ----------    ------------
Net asset value at end of period   $   1.0000    $   1.0000    $     1.0000       $   1.0000    $     1.0000
                                   ==========    ==========    ============       ==========    ============
Total Return                             1.90%         0.94%           0.61%            1.94%           0.25%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                       $      0.1    $      0.1    $        0.1       $     45.2    $        1.0
Ratio of expenses to average
  net assets                             0.15%         0.15%           0.15%(a)         0.12%           0.13%(a)
Ratio of net investment income
  to average net assets                  1.87%         0.93%           1.17%(a)         2.12%           0.96%(a)

                                                                        CLASS 8
                                                       ----------------------------------------
                                                                                       JUNE 7,
                                                          YEARS ENDED MAY 31,         2002* TO
                                                       -------------------------       MAY 31,
                                                          2005           2004           2003
                                                       ----------     ----------     ----------
U.S. GOVERNMENT FUND
Net asset value at beginning of period                 $   1.0000     $   1.0000     $   1.0000
                                                       ----------     ----------     ----------
Net investment income                                      0.0194         0.0101         0.0142
Dividends from net investment income                      (0.0194)       (0.0101)       (0.0142)
                                                       ----------     ----------     ----------
Net asset value at end of period                       $   1.0000     $   1.0000     $   1.0000
                                                       ==========     ==========     ==========
Total Return                                                 1.98%          1.01%          1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                                           $    439.1     $    283.5     $     49.1
Ratio of expenses to average net assets                      0.08%          0.08%          0.08%(a)
Ratio of net investment income to average net assets         1.98%          1.00%          1.20%(a)

                                                                      CLASS R
                                                                YEARS ENDED MAY 31,
                                         -----------------------------------------------------------------
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
U.S. TREASURY FUND
Net asset value at beginning of year     $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0083        0.0009        0.0047        0.0166       0.0468
Dividends from net investment
  income                                    (0.0083)      (0.0009)      (0.0047)      (0.0166)     (0.0468)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of year           $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   0.83%         0.09%         0.47%         1.68%        4.82%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)        $    313.9    $    377.5    $    356.2    $    344.3   $    401.2
Ratio of expenses to average net assets        1.00%         1.00%         1.00%         1.00%        1.04%
Ratios of expenses to average
  net assets net of fee waivers                0.99%         0.89%         1.00%         0.97%        0.99%
Ratio of net investment income
  to average net assets                        0.80%         0.09%         0.47%         1.64%        4.68%

                                                                 TREASURER'S TRUST
                                         -----------------------------------------------------------------
                                                                                                  MAY 29,
                                                          YEARS ENDED MAY 31,                     2001*
                                         ----------------------------------------------------   TO MAY 31,
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
U.S. TREASURY FUND
Net asset value at beginning of period   $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0121        0.0039        0.0086        0.0203       0.0003
Dividends from net investment
  income                                    (0.0121)      (0.0039)      (0.0086)      (0.0203)     (0.0003)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of period         $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   1.23%         0.39%         0.87%         2.06%        0.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)      $     94.0    $    251.4    $    281.9    $    257.9   $     28.4
Ratio of expenses to average
  net assets                                   0.60%         0.60%         0.60%         0.61%        0.60%(a)
Ratio of net investment income
  to average net assets                        1.17%         0.39%         0.85%         1.44%        3.44%(a)

                                          CLASS 75               CLASS 45                      CLASS 25
                                         ----------      ------------------------      -----------------------
                                         AUGUST 16,                     AUGUST 7,                    AUGUST 7,
                                            2004*        YEAR ENDED       2003*        YEAR ENDED      2003*
                                         TO MAY 31,       MAY 31,      TO MAY 31,       MAY 31,     TO MAY 31,
                                            2005            2005          2004            2005         2004
                                         ----------      ----------    ----------      ----------   ----------
U.S TREASURY FUND
Net asset value at beginning
  of period                              $   1.0000      $   1.0000    $   1.0000      $   1.0000   $   1.0000
                                         ----------      ----------    ----------      ----------   ----------
Net investment income from
  investment operations                      0.0100          0.0137        0.0043          0.0156       0.0058
Less dividends from
  net investment income                     (0.0100)        (0.0137)      (0.0043)        (0.0156)     (0.0058)
                                         ----------      ----------    ----------      ----------   ----------
Net asset value at end
  of period                              $   1.0000      $   1.0000    $   1.0000      $   1.0000   $   1.0000
                                         ==========      ==========    ==========      ==========   ==========
Total Return                                   1.01%           1.38%         0.43%           1.59%        0.58%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                             $      1.4      $       --^   $       --^     $       --^  $       --^
Ratio of expenses to
  average net assets                           0.76%(a)        0.45%         0.43%(a)        0.25%        0.26%(a)
Ratio of net investment
  income to average
  net assets                                   1.39%(a)        1.38%         0.54%(a)        1.66%        0.71%(a)

                                          CLASS 12                               CLASS 8
                                 --------------------------       --------------------------------------
                                               FEBRUARY 24,                                     JUNE 7,
                                 YEAR ENDED        2004*            YEARS ENDED MAY 31,          2002*
                                   MAY 31,      TO MAY 31,        ------------------------    TO MAY 31,
                                    2005           2004              2005          2004          2003
                                 ----------    ------------       ----------    ----------    ----------
U.S TREASURY FUND
Net asset value at beginning
  of period                      $   1.0000    $     1.0000       $   1.0000    $   1.0000    $   1.0000
                                 ----------    ------------       ----------    ----------    ----------
Net investment income from
  investment operations              0.0170          0.0022           0.0173        0.0091        0.0143
Less dividends from net
  investment income                 (0.0170)        (0.0022)         (0.0173)      (0.0091)      (0.0143)
                                 ----------    ------------       ----------    ----------    ----------
Net asset value at end
  of period                      $   1.0000    $     1.0000       $   1.0000    $   1.0000    $   1.0000
                                 ==========    ============       ==========    ==========    ==========
Total Return                           1.72%           0.22%            1.77%         0.91%         1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period
  (millions)                     $       --^   $         --^      $     45.3    $     45.9    $     10.4
Ratio of expenses to average
  net assets                           0.12%           0.12%(a)         0.08%         0.08%         0.08%(a)
Ratio of net investment income
  to average net assets                1.78%           0.83%(a)         1.69%         0.90%         1.12%(a)

                                                                      CLASS R
                                                                YEARS ENDED MAY 31,
                                         -----------------------------------------------------------------
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
INTERSTATE
   TAX-EXEMPT FUND
Net asset value at beginning of year     $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0070        0.0010        0.0034        0.0108       0.0289
Dividends from net investment
  income                                    (0.0070)      (0.0010)      (0.0034)      (0.0108)     (0.0289)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of year           $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   0.70%         0.10%         0.34%         1.09%        2.95%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)        $    261.4    $    283.5    $    280.4    $    295.7   $    296.2
Ratio of expenses to average
  net assets                                   1.00%         1.00%         1.00%         1.01%        1.01%
Ratio of expenses to average
  net assets net of fee waivers                1.00%         0.90%         0.99%         1.01%        1.01%
Ratio of net investment income to
  average net assets                           0.69%         0.10%         0.33%         1.08%        2.89%

                                                                 TREASURER'S TRUST
                                         -----------------------------------------------------------------
                                                                                                APRIL 17,
                                                          YEARS ENDED MAY 31,                    2001* TO
                                         ----------------------------------------------------     MAY 31,
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at beginning of period   $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0109        0.0040        0.0074        0.0149       0.0002
Dividends from net investment
  income                                    (0.0109)      (0.0040)      (0.0074)      (0.0149)     (0.0002)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of period         $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   1.10%         0.40%         0.74%         1.50%        0.02%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)      $     48.7    $     22.5    $     29.2    $     20.5   $     85.4
Ratio of expenses to average
  net assets                                   0.60%         0.60%         0.60%         0.61%        0.60%(a)
Ratio of net investment income to
  average net assets                           1.24%         0.37%         0.71%         1.59%        2.56%(a)

                                            CLASS 75           CLASS 70                 CLASS 45
                                          -------------       ----------       -------------------------
                                          SEPTEMBER 23,       AUGUST 16,          YEAR        AUGUST 7,
                                            2004* TO           2004* TO           ENDED       2003* TO
                                             MAY 31,            MAY 31,          MAY 31,       MAY 31,
                                              2005               2005             2005          2004
                                          -------------       ----------       ----------    ----------
Net asset value at beginning of period    $      1.0000       $   1.0000       $   1.0000    $   1.0000
                                          -------------       ----------       ----------    ----------
Net investment income                            0.0083           0.0092           0.0123        0.0044
Dividends from net investment income            (0.0083)         (0.0092)         (0.0123)      (0.0044)
                                          -------------       ----------       ----------    ----------
Net asset value at end of period          $      1.0000       $   1.0000       $   1.0000    $   1.0000
                                          =============       ==========       ==========    ==========
Total Return                                       0.83%            0.93%            1.25%         0.45%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)       $          --^      $      0.9       $      0.1    $       --^
Ratio of expenses to average net assets            0.75%(a)         0.71%(a)         0.46%         0.44%(a)
Ratio of net investment income to
  average net assets                               1.60%(a)         1.10%(a)         1.37%         0.55%(a)

                                                                     CLASS 25
                                         -----------------------------------------------------------------
                                                                                                  MAY 29,
                                                         YEARS ENDED MAY 31,                     2001* TO
                                         ----------------------------------------------------     MAY 31,
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at beginning of period   $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0144        0.0075        0.0109        0.0184       0.0002
Dividends from net investment income        (0.0144)      (0.0075)      (0.0109)      (0.0184)     (0.0002)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of period         $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   1.46%         0.75%         1.09%         1.86%        0.02%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)      $     77.7    $     15.9    $     17.8    $     16.3   $     45.7
Ratio of expenses to average
  net assets                                   0.25%         0.25%         0.25%         0.26%        0.25%(a)
Ratio of net investment income to
  average net assets                           1.76%         0.74%         1.07%         1.96%        2.91%(a)

                                                           CLASS 15
                                            ---------------------------------------
                                                  YEARS ENDED           JANUARY 13,
                                            ------------------------     2003* TO
                                              MAY 31,       MAY 31,       MAY 31,
                                               2005          2004          2003
                                            ----------    ----------    -----------
Net asset value at beginning of period      $   1.0000    $   1.0000    $    1.0000
                                            ----------    ----------    -----------
Net investment income                           0.0154        0.0085         0.0039
Dividends from net investment income           (0.0154)      (0.0085)       (0.0039)
                                            ----------    ----------    -----------
Net asset value at end of period            $   1.0000    $   1.0000    $    1.0000
                                            ==========    ==========    ===========
Total Return                                      1.56%         0.86%          0.39%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)         $      0.1    $      0.1    $       0.1
Ratio of expenses to average net assets           0.16%         0.15%          0.15%(a)
Ratio of net investment income to average
  net assets                                      1.54%         0.85%          1.03%(a)

                                              CLASS 12                          CLASS 8
                                            -------------      ------------------------------------------
                                             FEBRUARY 1,                                     JANUARY 13,
                                              2005* TO            YEARS ENDED MAY 31,         2003* TO
                                               MAY 31,         -------------------------       MAY 31,
                                                2005              2005           2004           2003
                                            -------------      ----------     ----------    -------------
Net asset value at beginning of period      $      1.0000      $   1.0000     $   1.0000    $      1.0000
                                            -------------      ----------     ----------    -------------
Net investment income                              0.0069          0.0161         0.0092           0.0042
Dividends from net investment income              (0.0069)        (0.0161)       (0.0092)         (0.0042)
                                            -------------      ----------     ----------    -------------
Net asset value at end of period            $      1.0000      $   1.0000     $   1.0000    $      1.0000
                                            =============      ==========     ==========    =============
Total Return                                         0.70%           1.64%          0.93%            0.42%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)         $          --^     $  1,023.4     $     66.2    $         0.1
Ratio of expenses to average net assets              0.12%(a)        0.08%          0.08%            0.08%(a)
Ratio of net investment income to average
  net assets                                         2.12%(a)        1.80%          0.92%            1.10%(a)

                                                                YEARS ENDED MAY 31,
                                         -----------------------------------------------------------------
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
NEW YORK TAX-EXEMPT FUND
Net asset value at beginning of year     $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0067        0.0006        0.0034        0.0095       0.0281
Dividends from net investment income        (0.0067)      (0.0006)      (0.0034)      (0.0095)     (0.0281)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of year           $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   0.67%         0.06%         0.34%         0.95%        2.87%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)        $    164.4    $    172.6    $    228.4    $    234.4   $    281.6
Ratio of expenses to average
  net assets                                   1.02%         1.02%         1.00%         1.01%        1.01%
Ratio of expenses to average
  net assets net of fee waivers                1.01%         0.89%         0.99%         1.01%        1.01%
Ratio of net investment income to
  average net assets                           0.66%         0.06%         0.34%         0.94%        2.81%

                                                                YEARS ENDED MAY 31,
                                         -----------------------------------------------------------------
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
CALIFORNIA TAX-EXEMPT FUND
Net asset value at beginning of year     $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0068        0.0006        0.0033        0.0098       0.0236
Dividends from net investment
  income                                    (0.0068)      (0.0006)      (0.0033)      (0.0098)     (0.0236)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of year           $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   0.69%         0.06%         0.33%         0.98%        2.42%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)        $    105.2    $    101.2    $    109.0    $    109.3   $    136.2
Ratio of expenses to average
  net assets                                   1.00%         1.00%         1.00%         1.01%        1.00%
Ratio of expenses to average
  net assets net of fee waivers                1.00%         0.89%         0.99%         1.01%        1.00%
Ratio of net investment income to
  average net assets                           0.69%         0.06%         0.32%         1.00%        2.36%

                                                                YEARS ENDED MAY 31,
                                         -----------------------------------------------------------------
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
CONNECTICUT
   TAX-EXEMPT FUND
Net asset value at beginning of year     $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0068        0.0006        0.0025        0.0092       0.0273
Dividends from net investment income        (0.0068)      (0.0006)      (0.0025)      (0.0092)     (0.0273)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of year           $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   0.68%         0.06%         0.25%         0.92%        2.75%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)        $     23.4    $     21.5    $     36.4    $     41.2   $     40.2
Ratio of expenses to average
  net assets                                   1.00%         1.00%         1.00%         1.01%        1.01%
Ratio of expenses to average
  net assets net of fee waivers                1.00%         0.86%         0.98%         1.01%        1.01%
Ratio of net investment income to
  average net assets                           0.68%         0.06%         0.25%         0.92%        2.73%

                                                                YEARS ENDED MAY 31,
                                         -----------------------------------------------------------------
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
FLORIDA TAX-EXEMPT FUND
Net asset value at beginning of year     $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0072        0.0006        0.0036        0.0105       0.0294
Dividends from net investment
  income                                    (0.0072)      (0.0006)      (0.0036)      (0.0105)     (0.0294)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of year           $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   0.73%         0.06%         0.36%         1.05%        2.98%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)        $     43.1    $     39.5    $     45.9    $     32.1   $     28.9
Ratio of expenses to average
  net assets                                   1.00%         1.00%         1.00%         1.00%        1.01%
Ratio of expenses to average
  net assets net of fee waivers                1.00%         0.91%         0.99%         1.00%        1.01%
Ratio of net investment income to
  average net assets                           0.74%         0.06%         0.35%         0.99%        2.94%

                                                                YEARS ENDED MAY 31,
                                         -----------------------------------------------------------------
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
MASSACHUSETTS
   TAX-EXEMPT FUND
Net asset value at beginning of year     $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0068        0.0006        0.0030        0.0099       0.0279
Dividends from net investment
  income                                    (0.0068)      (0.0006)      (0.0030)      (0.0099)     (0.0279)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of year           $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   0.68%         0.06%         0.30%         0.99%        2.85%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)        $     22.2    $     17.8    $     20.8    $     21.0   $     18.8
Ratio of expenses to average
  net assets                                   1.01%         1.01%         1.00%         1.00%        1.00%
Ratio of expenses to average
  net assets net of fee waivers                1.00%         0.88%         0.98%         1.00%        1.00%
Ratio of net investment income to
  average net assets                           0.69%         0.06%         0.30%         0.99%        2.79%

                                                                YEARS ENDED MAY 31,
                                         -----------------------------------------------------------------
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
MICHIGAN TAX-EXEMPT FUND
Net asset value at beginning of year     $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0069        0.0006        0.0029        0.0080       0.0276
Dividends from net investment
  income                                    (0.0069)      (0.0006)      (0.0029)      (0.0080)     (0.0276)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of year           $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   0.70%         0.06%         0.29%         0.81%        2.83%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)        $     16.6    $     12.1    $      7.9    $      8.5   $      4.8
Ratio of expenses to average
  net assets                                   1.01%         1.00%         1.00%         1.01%        1.00%
Ratio of expenses to average
  net assets net of fee waivers                1.00%         0.91%         0.98%         1.00%        1.00%
Ratio of net investment income to
  average net assets                           0.77%         0.06%         0.29%         0.64%        2.76%

                                                                YEARS ENDED MAY 31,
                                         -----------------------------------------------------------------
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
NEW JERSEY
   TAX-EXEMPT FUND
Net asset value at beginning of year     $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0068        0.0006        0.0029        0.0101       0.0277
Dividends from net investment
  income                                    (0.0068)      (0.0006)      (0.0029)      (0.0101)     (0.0277)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of year           $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   0.68%         0.06%         0.29%         1.01%        2.83%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)        $     45.0    $     50.2    $     56.0    $     57.5   $     52.9
Ratio of expenses to average
  net assets                                   1.00%         1.00%         1.00%         1.01%        1.01%
Ratio of expenses to average
  net assets net of fee waivers                0.99%         0.87%         0.97%         1.01%        1.01%
Ratio of net investment income to
  average net assets                           0.66%         0.06%         0.28%         0.94%        2.77%

                                                                YEARS ENDED MAY 31,
                                         -----------------------------------------------------------------
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
      OHIO TAX-EXEMPT FUND
Net asset value at beginning of year     $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0071        0.0006        0.0030        0.0082       0.0281
Dividends from net investment
  income                                    (0.0071)      (0.0006)      (0.0030)      (0.0082)     (0.0281)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of year           $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   0.71%         0.06%         0.30%         0.83%        2.88%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)        $     19.0    $     10.9    $     10.4    $      5.7   $      8.1
Ratio of expenses to average
  net assets                                   1.00%         1.01%         1.00%         1.01%        1.00%
Ratio of expenses to average
  net assets net of fee waivers                1.00%         0.92%         0.99%         1.01%        1.00%
Ratio of net investment income to
  average net assets                           0.79%         0.06%         0.29%         0.81%        2.81%

                                                                YEARS ENDED MAY 31,
                                         -----------------------------------------------------------------
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
PENNSYLVANIA
   TAX-EXEMPT FUND
Net asset value at beginning of year     $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0070        0.0007        0.0036        0.0097       0.0287
Dividends from net investment
  income                                    (0.0070)      (0.0007)      (0.0036)      (0.0097)     (0.0287)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of year           $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   0.70%         0.07%         0.36%         0.97%        2.97%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)        $     44.7    $     46.1    $     40.6    $     51.5   $     34.1
Ratio of expenses to average
  net assets                                   1.00%         1.00%         1.00%         1.01%        1.00%
Ratio of expenses to average
  net assets net of fee waivers                1.00%         0.93%         1.00%         1.01%        1.00%
Ratio of net investment income to
  average net assets                           0.70%         0.07%         0.34%         0.89%        2.87%

                                                                YEARS ENDED MAY 31,
                                         -----------------------------------------------------------------
                                            2005          2004          2003          2002         2001
                                         ----------    ----------    ----------    ----------   ----------
VIRGINIA TAX-EXEMPT FUND
Net asset value at beginning of year     $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ----------    ----------    ----------    ----------   ----------
Net investment income                        0.0067        0.0006        0.0025        0.0069       0.0253
Dividends from net investment
  income                                    (0.0067)      (0.0006)      (0.0025)      (0.0069)     (0.0253)
                                         ----------    ----------    ----------    ----------   ----------
Net asset value at end of year           $   1.0000    $   1.0000    $   1.0000    $   1.0000   $   1.0000
                                         ==========    ==========    ==========    ==========   ==========
Total Return                                   0.67%         0.06%         0.25%         0.69%        2.77%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)        $     13.7    $     11.0    $     11.3    $     13.0   $      6.7
Ratio of expenses to average
  net assets                                   1.00%         1.00%         1.00%         1.01%        1.00%
Ratio of expenses to average
  net assets net of fee waivers                1.00%         0.90%         0.95%         0.99%        1.00%
Ratio of net investment income to
  average net assets                           0.70%         0.06%         0.24%         0.60%        2.53%

----------
*    Inception of Class Operations.

+ The Fund did not have assets as shown outstanding during the entire period indicated. Therefore, ratios were annualized based on the period that the class held assets and therefore was allocated income and expenses.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

^    Amount is less than $50,000.

(8) OTHER MATTERS
     Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including obtaining Board and shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of The Reserve Fund, Reserve Tax-Exempt Trust and Reserve New York Tax-Exempt Trust:

In our opinion, the accompanying statements of net assets (for Connecticut Tax-Exempt Fund, Michigan Tax-Exempt Fund and Virginia Tax-Exempt Fund, the statements of assets and liabilities, including the schedules of investments) and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Primary Fund, U.S. Government Fund and U.S. Treasury Fund (three of the portfolios constituting The Reserve Fund), Interstate Tax-Exempt Fund, California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Florida Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New Jersey Tax-Exempt Fund, Ohio Tax-Exempt Fund, Pennsylvania Tax-Exempt Fund and Virginia Tax-Exempt Fund (ten of the portfolios constituting Reserve Tax-Exempt Trust), and New York Tax-Exempt Fund (constituting Reserve New York Tax-Exempt Trust) (collectively, the "Funds") at May 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
September 26, 2005

   THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS (UNAUDITED)

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all material agreements between the Funds and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Funds is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Funds and the length of time served. The Trustees and the Executive Officers of the Funds oversee 30 portfolios in the Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of the Reserve fund complex.

INTERESTED TRUSTEE

                                                       TERM OF              PRINCIPAL OCCUPATIONS
                                 POSITIONS          OFFICE** AND              DURING THE LAST
NAME, ADDRESS, AGE            WITH THE FUNDS      LENGTH OF SERVICE              FIVE YEARS
-------------------------------------------------------------------------------------------------------
BRUCE R. BENT+*            Chairman, President,      Trustee since     President of Reserve Management
Age: 68                    Treasurer and Chief         inception       Company, Inc. ("RMCI"), Director
The Reserve Funds          Financial Officer                           and Chairman/Chief Executive
1250 Broadway                                          Chairman        Officer of Reserve Management
New York, NY 10001                                    since 2000       Corporation ("RMC") and Chairman
                                                                       and Director of Resrv Partners,
                                                 President, Treasurer  Inc. ("RESRV") since 2000;
                                                 and Chief Financial   Chairman and Director of Reserve
                                                  Officer since 2005   International Liquidity Fund
                                                                       Ltd. since 1990. Co-founder of
                                                                       The Reserve Fund ("RF") in 1970;
                                                                       officer thereof since 1970.

* MR. BRUCE BENT IS AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN SECTION 2(a) (19) OF THE INVESTMENT COMPANY ACT DUE TO HIS POSITIONS WITH RMC, RMCI AND RESRV.

INDEPENDENT TRUSTEES

                                                       TERM OF              PRINCIPAL OCCUPATIONS
                                 POSITIONS          OFFICE** AND              DURING THE LAST
NAME, ADDRESS, AGE            WITH THE FUNDS      LENGTH OF SERVICE              FIVE YEARS
-------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.          Trustee                  Trustee since      Retired. President, Premier
Age: 74                                               inception        Resources, Inc. (meeting
2517 Highway #35, Bldg. J                                              management firm) since 1987.
Manasquan, NJ 08736

WILLIAM J. MONTGORIS       Trustee                Trustee since 1999   Retired since 1999. Chief
Age: 57                                                                Operating Officer of The Bear
286 Gregory Road                                                       Stearns Companies, Inc. from
Franklin Lakes, NJ 07417                                               1979 to 1999, Director of Stage
                                                                       Stores, Inc. (retailing) since
                                                                       2004.

OFFICERS WHO ARE NOT TRUSTEES

                                                       TERM OF              PRINCIPAL OCCUPATIONS
                                 POSITIONS          OFFICE** AND              DURING THE LAST
NAME, ADDRESS, AGE            WITH THE FUNDS      LENGTH OF SERVICE              FIVE YEARS
-------------------------------------------------------------------------------------------------------
BRUCE R. BENT II+          Co-Chief Executive         Since 2005       Senior Vice President, Secretary
Age: 39                    Officer, Senior Vice                        and Assistant Treasurer of RMCI,
Hallmark Funds             President and               Assistant       Senior Vice President, Secretary
1250 Broadway              Assistant Treasurer         Treasurer       and Assistant Treasurer of RMC,
New York, NY 10001                                    since 2000       and Secretary and Director of
                                                                       RESRV since 2000; Vice President
                                                  Co-Chief Executive   of RMC, RMCI and RESRV from 1992
                                                  Officer and Senior   to 2000; Former Trustee of
                                                    Vice President     Trusts in the Reserve/Hallmark
                                                      since 2005       fund complex.

                                                       TERM OF              PRINCIPAL OCCUPATIONS
                                 POSITIONS          OFFICE** AND              DURING THE LAST
NAME, ADDRESS, AGE            WITH THE FUNDS      LENGTH OF SERVICE              FIVE YEARS
-------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III+        Co-Chief Executive        Senior Vice       Chief Operating
Age: 37                    Officer, Senior Vice     President and      Officer/Treasurer, Senior Vice
Hallmark Funds             President and              Assistant        President and Assistant
1250 Broadway              Assistant Secretary     Secretary since     Secretary of RMCI; President,
New York, NY 10001                                      2000           Treasurer and Assistant
                                                                       Secretary of RMC; Treasurer,
                                                      Co-Chief         Assistant Secretary and Director
                                                  Executive Officer    of RESRV since 2000; Vice
                                                     since 2005        President RMC, RMCI and RESRV
                                                                       from 1997 to 2000.

DANIEL F. BARRY            Controller                 Since 2004       Vice President, Fund Acccounting
Age: 58                                                                and Administration Services, The
Hallmark Funds                                                         Bank of New York, from 2000 to
1250 Broadway                                                          2004; Senior Vice President and
New York, NY 10001                                                     member of the Board of Trustees,
                                                                       Daiwa Securities Trust Company
                                                                       from 1990 to 2000.

AMY W. BIZAR               Secretary                  Since 2003       Vice President and Senior
Age: 59                                                                Counsel, Banking and Regulatory
Hallmark Funds                                                         Affairs, GE Consumer Finance -
1250 Broadway                                                          Americas, from 1998 to 2003.
New York, NY 10001

** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS, UNLESS EXTENDED BY A VOTE OF THE TRUSTEES. TRUSTEES NEED NOT BE SHAREHOLDERS.

+ MR. BRUCE R. BENT IS THE FATHER OF MR. BRUCE R. BENT II AND MR. ARTHUR T. BENT III.

                       FEDERAL TAX INFORMATION (UNAUDITED)

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the Federal Tax Status of dividends paid during the year. Accordingly, all dividends for each fund were ordinary income dividends.

                           EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs:
(1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at December 1, 2004 and held for the entire period ending May 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                         BEGINNING         ENDING       EXPENSES
                                       ACCOUNT VALUE    ACCOUNT VALUE  PAID DURING
                                      DECEMBER 1, 2004   MAY 31, 2005    PERIOD*
                                      ----------------  -------------  -----------
PRIMARY FUND CLASS R
Actual                                $       1,000.00  $    1,005.04  $      4.99
Hypothetical                          $       1,000.00  $    1,019.69  $      5.24

* Expenses are equal to the Fund's expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 95
Actual                                $       1,000.00  $    1,005.29  $      4.74
Hypothetical                          $       1,000.00  $    1,019.96  $      4.97

* Expenses are equal to the Fund's expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                         BEGINNING         ENDING       EXPENSES
                                       ACCOUNT VALUE    ACCOUNT VALUE  PAID DURING
                                      DECEMBER 1, 2004   MAY 31, 2005    PERIOD*
                                      ----------------  -------------  -----------
PRIMARY FUND CLASS 75
Actual                                $       1,000.00  $    1,006.33  $      3.74
Hypothetical                          $       1,000.00  $    1,021.00  $      3.93

* Expenses are equal to the Fund's expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 70
Actual                                $       1,000.00  $    1,006.58  $      3.49
Hypothetical                          $       1,000.00  $    1,021.27  $      3.66

* Expenses are equal to the Fund's expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS TREASURER'S TRUST
Actual                                $       1,000.00  $    1,007.08  $      2.99
Hypothetical                          $       1,000.00  $    1,021.79  $      3.14

* Expenses are equal to the Fund's expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 45
Actual                                $       1,000.00  $    1,007.83  $      2.24
Hypothetical                          $       1,000.00  $    1,022.57  $      2.36

* Expenses are equal to the Fund's expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 35
Actual                                $       1,000.00  $    1,008.38  $      1.75
Hypothetical                          $       1,000.00  $    1,023.10  $      1.83

* Expenses are equal to the Fund's expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 25
Actual                                $       1,000.00  $    1,008.78  $      1.25
Hypothetical                          $       1,000.00  $    1,023.62  $      1.31

* Expenses are equal to the Fund's expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 20
Actual                                $       1,000.00  $    1,008.13  $      1.00
Hypothetical                          $       1,000.00  $    1,023.88  $      1.05

* Expenses are equal to the Fund's expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 15
Actual                                $       1,000.00  $    1,010.12  $      0.75
Hypothetical                          $       1,000.00  $    1,024.14  $      0.79

* Expenses are equal to the Fund's expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                         BEGINNING         ENDING       EXPENSES
                                       ACCOUNT VALUE    ACCOUNT VALUE  PAID DURING
                                      DECEMBER 1, 2004   MAY 31, 2005    PERIOD*
                                      ----------------  -------------  -----------
PRIMARY FUND CLASS 12
Actual                                $       1,000.00  $    1,009.57  $      0.60
Hypothetical                          $       1,000.00  $    1,024.30  $      0.63

* Expenses are equal to the Fund's expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 8
Actual                                $       1,000.00  $    1,009.77  $      0.40
Hypothetical                          $       1,000.00  $    1,024.51  $      0.42

* Expenses are equal to the Fund's expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS R
Actual                                $       1,000.00  $    1,005.14  $      4.99
Hypothetical                          $       1,000.00  $    1,019.69  $      5.24

* Expenses are equal to the Fund's expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS TREASURER'S
TRUST
Actual                                $       1,000.00  $    1,007.18  $      2.99
Hypothetical                          $       1,000.00  $    1,021.79  $      3.14

* Expenses are equal to the Fund's expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 45
Actual                                $       1,000.00  $    1,007.93  $      2.24
Hypothetical                          $       1,000.00  $    1,022.57  $      2.36

* Expenses are equal to the Fund's expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 25
Actual                                $       1,000.00  $    1,008.98  $      1.25
Hypothetical                          $       1,000.00  $    1,023.62  $      1.31

* Expenses are equal to the Fund's expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 15
Actual                                $       1,000.00  $    1,009.47  $      0.75
Hypothetical                          $       1,000.00  $    1,024.14  $      0.79

* Expenses are equal to the Fund's expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 12
Actual                                $       1,000.00  $    1,009.67  $      0.60
Hypothetical                          $       1,000.00  $    1,024.30  $      0.63

* Expenses are equal to the Fund's expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                         BEGINNING         ENDING       EXPENSES
                                       ACCOUNT VALUE    ACCOUNT VALUE  PAID DURING
                                      DECEMBER 1, 2004   MAY 31, 2005    PERIOD*
                                      ----------------  -------------  -----------
U.S. GOVERNMENT FUND CLASS 8
Actual                                $       1,000.00  $    1,009.87  $      0.40
Hypothetical                          $       1,000.00  $    1,024.51  $      0.42

* Expenses are equal to the Fund's expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS R
Actual                                $       1,000.00  $    1,004.14  $      4.94
Hypothetical                          $       1,000.00  $    1,019.75  $      5.18

* Expenses are equal to the Fund's expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 75
Actual                                $       1,000.00  $    1,005.04  $      3.79
Hypothetical                          $       1,000.00  $    1,020.95  $      3.98

* Expenses are equal to the Fund's expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS TREASURER'S
TRUST
Actual                                   $  1,000.00      $  1,006.13     $  2.99
Hypothetical                             $  1,000.00      $  1,021.79     $  3.14

* Expenses are equal to the Fund's expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 45
Actual                                $       1,000.00  $    1,006.83  $      2.24
Hypothetical                          $       1,000.00  $    1,022.57  $      2.36

* Expenses are equal to the Fund's expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 25
Actual                                $       1,000.00  $    1,007.93  $      1.25
Hypothetical                          $       1,000.00  $    1,023.62  $      1.31

* Expenses are equal to the Fund's d expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 12
Actual                                $       1,000.00  $    1,008.58  $      0.60
Hypothetical                          $       1,000.00  $    1,024.30  $      0.63

* Expenses are equal to the Fund's expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 8
Actual                                $       1,000.00  $    1,008.83  $      0.40
Hypothetical                          $       1,000.00  $    1,024.51  $      0.42

* Expenses are equal to the Fund's expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                         BEGINNING         ENDING       EXPENSES
                                       ACCOUNT VALUE    ACCOUNT VALUE  PAID DURING
                                      DECEMBER 1, 2004   MAY 31, 2005    PERIOD*
                                      ----------------  -------------  -----------
INTERSTATE TAX-EXEMPT CLASS R
Actual                                $       1,000.00  $    1,004.09  $      4.99
Hypothetical                          $       1,000.00  $    1,019.69  $      5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT TREASURER'S
TRUST
Actual                                $       1,000.00  $    1,006.03  $      3.04
Hypothetical                          $       1,000.00  $    1,021.74  $      3.19

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 75
Actual                                $       1,000.00  $    1,009.47  $      3.74
Hypothetical                          $       1,000.00  $    1,021.00  $      3.93

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 70
Actual                                $       1,000.00  $    1,007.98  $      3.54
Hypothetical                          $       1,000.00  $    1,021.21  $      3.72

* Expenses are equal to the Fund's annualized expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 45
Actual                                $       1,000.00  $    1,006.78  $      2.29
Hypothetical                          $       1,000.00  $    1,022.52  $      2.41

* Expenses are equal to the Fund's annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 25
Actual                                $       1,000.00  $    1,007.83  $      1.25
Hypothetical                          $       1,000.00  $    1,023.62  $      1.31

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 15
Actual                                $       1,000.00  $    1,008.28  $      0.80
Hypothetical                          $       1,000.00  $    1,024.09  $      0.84

* Expenses are equal to the Fund's annualized expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERSTATE TAX-EXEMPT CLASS 12
Actual                                $       1,000.00  $    1,002.24  $      0.60
Hypothetical                          $       1,000.00  $    1,024.30  $      0.63

* Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                         BEGINNING         ENDING       EXPENSES
                                       ACCOUNT VALUE    ACCOUNT VALUE  PAID DURING
                                      DECEMBER 1, 2004   MAY 31, 2005    PERIOD*
                                      ----------------  -------------  -----------
INTERSTATE TAX-EXEMPT CLASS 8
Actual                                $       1,000.00  $    1,008.68  $      0.40
Hypothetical                          $       1,000.00  $    1,024.51  $      0.42

* Expenses are equal to the Fund's annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CALIFORNIA TAX-EXEMPT
Actual                                $       1,000.00  $    1,003.44  $      4.99
Hypothetical                          $       1,000.00  $    1,019.69  $      5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

CONNECTICUT TAX-EXEMPT
Actual                                $       1,000.00  $    1,003.89  $      4.99
Hypothetical                          $       1,000.00  $    1,019.69  $      5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

FLORIDA TAX-EXEMPT
Actual                                $       1,000.00  $    1,003.59  $      4.99
Hypothetical                          $       1,000.00  $    1,019.69  $      5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

MASSACHUSETTS TAX-EXEMPT
Actual                                $       1,000.00  $    1,003.39  $      4.99
Hypothetical                          $       1,000.00  $    1,019.69  $      5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

MICHIGAN TAX-EXEMPT
Actual                                $       1,000.00  $    1,003.49  $      4.99
Hypothetical                          $       1,000.00  $    1,019.69  $      5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

NEW JERSEY TAX-EXEMPT
Actual                                $       1,000.00  $    1,003.49  $      4.94
Hypothetical                          $       1,000.00  $    1,019.75  $      5.18

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

OHIO TAX-EXEMPT
Actual                                $       1,000.00  $    1,003.54  $      4.99
Hypothetical                          $       1,000.00  $    1,019.69  $      5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                         BEGINNING         ENDING       EXPENSES
                                       ACCOUNT VALUE    ACCOUNT VALUE  PAID DURING
                                      DECEMBER 1, 2004   MAY 31, 2005    PERIOD*
                                      ----------------  -------------  -----------
PENNSYLVANIA TAX-EXEMPT
Actual                                $       1,000.00  $    1,003.49  $      4.99
Hypothetical                          $       1,000.00  $    1,019.69  $      5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

VIRGINIA TAX-EXEMPT
Actual                                $       1,000.00  $    1,003.34  $      4.99
Hypothetical                          $       1,000.00  $    1,019.69  $      5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

NEW YORK TAX-EXEMPT
Actual                                $       1,000.00  $    1,003.34  $      5.04
Hypothetical                          $       1,000.00  $    1,019.64  $      5.29

* Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

              AVAILABILITY OF PROXY VOTING INFORMATION (UNAUDITED)

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available on the SEC's website or by calling the toll-free number listed above.

            AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE (UNAUDITED)

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

American Express Money-Market Fund Account is a cash management service offered by The Reserve Funds through American Express Financial Corporation. Shares offered are shares of the Reserve family of money market funds.

[AMERICAN EXPRESS(R) FINANCIAL ADVISORS LOGO]

MANAGING THE ECONOMY THAT MEANS MOST: YOURS.(SM)


AMERICAN ENTERPRISE INVESTMENT SERVICES INC.
A SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION

70400 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
www.americanexpress.com


Distributor - Resrv Partners, Inc.
AMEX/ANNUAL 05/05

ITEM 2.   CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant's code of ethics is filed herewith.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William Montgoris is the audit committee financial expert and is considered to be independent.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The registrant paid the following amounts to PricewaterhouseCoopers, LLP, the registrant's principal accountant, for the audit of the registrant's annual financial statements and services in connection therewith for the last two fiscal years:

                   2005                                     2004
                   ----                                     ----
                    26                                       12

* These amounts are included as part of the comprehensive management fees paid by the registrant and are not separate expenses.

(b) Not applicable.

(c) Tax Fees. The registrant paid the following amounts to PricewaterhouseCoopers, LLP, the registrant's principal accountant, for the preparation of tax returns, tax consultation, research and related items for the last two fiscal years:

                   2005                                     2004
                   ----                                     ----
                    0                                        0

* These amounts are included as part of the comprehensive management fees paid by the registrant and are not separate expenses.

(d) Not applicable.

(e) Before PricewaterhouseCoopers, LLP, the registrant's principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant's Audit Committee. Due to potential time constraints between meetings, the Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) Not applicable.

(g) The following table indicates the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

                   2005                                         2004
                   ----                                         ----
                    0                                            0

* These amounts are included as part of the comprehensive management fees paid by the registrant and are not separate expenses.

(h) Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the fiscal period ended May 31, 2005, Fund management identified deficiencies in internal controls related to reconciling bank statements, monitoring compliance with certain Internal Revenue Code requirements and identifying and collecting amounts due the Registrant. Fund management discussed this matter with the Registrant's Audit Committee and independent auditors, and has instituted additional procedures to enhance its internal controls for the Registrant and will continue to strengthen the Registrant's overall control environment. There was no material impact to shareholders, fund net asset value or fund performance. These changes in internal controls over financial reporting have or are reasonably likely to have a material effect on such controls.

ITEM 12.  EXHIBITS.

(a) (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Filed herewith.

(a) (2) Certifications of chief executive officers and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b) Certifications of chief executive officers and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Reserve Municipal Money Market Trust

By:      /s/ Bruce R. Bent II
         --------------------
         Name:  Bruce R. Bent II
         Title: Co-Chief Executive Officer

Date:    October 26, 2005

By:      /s/ Arthur T. Bent III
         ----------------------
         Name:  Arthur T. Bent III
         Title: Co-Chief Executive Officer

Date:    October 26, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Bruce R. Bent II
         --------------------
         Name:  Bruce R. Bent II
         Title: Co-Chief Executive Officer

Date:    October 26, 2005

By:      /s/ Arthur T. Bent III
         ----------------------
         Name:  Arthur T. Bent III
         Title: Co-Chief Executive Officer

Date:    October 26, 2005

By:      /s/ Bruce R. Bent
         -----------------
         Name:  Bruce R. Bent
         Title: Treasurer and Chief Financial Officer

Date:    October 26, 2005